     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2001


                                                               FILE NO. 33-83138

                                                                        811-8722

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM S-6

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 7

                             ---------------------
                         PROVIDENTMUTUAL VARIABLE LIFE
                                SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        PROVIDENTMUTUAL LIFE AND ANNUITY
                               COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                             300 CONTINENTAL DRIVE
                                NEWARK, DE 19713
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 452-4000

                             ---------------------


                                                                  COPY TO:
            JAMES BERNSTEIN, ESQ.                          STEPHEN E. ROTH, ESQ.
            PROVIDENT MUTUAL LIFE                     SUTHERLAND ASBILL & BRENNAN LLP
              INSURANCE COMPANY                        1275 PENNSYLVANIA AVENUE, N.W.
         1000 CHESTERBROOK BOULEVARD                    WASHINGTON, D.C. 20004-2415
               BERWYN, PA 19312
   (NAME AND ADDRESS OF AGENT FOR SERVICE)


     It is proposed that this filing will become effective (check appropriate box)

           [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

           [X] on May 1, 2001 pursuant to paragraph (b) of Rule 485

           [ ] 60 days after filing pursuant to paragraph (a) of Rule 485
           [ ] on (date) pursuant to paragraph (a) of Rule 485

                     Title of Securities Being Registered:
   Interests in Flexible Premium Adjustable Variable Life Insurance Policies

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

                       PROSPECTUS
                       FOR
                       FLEXIBLE PREMIUM
                       ADJUSTABLE VARIABLE
                       LIFE INSURANCE POLICY
                       ISSUED BY
                       PROVIDENTMUTUAL LIFE AND ANNUITY
                       COMPANY OF AMERICA


                                                                                           [PROVIDENT MUTUAL LOGO]
                               OPTIONSVL                                              PROVIDENTMUTUAL LIFE AND ANNUITY
                               FORM 5.01                                                     COMPANY OF AMERICA
                                    16071

PROSPECTUS

           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY

                                   ISSUED BY

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
         SERVICE CENTER: 300 CONTINENTAL DRIVE, NEWARK, DELAWARE 19173 CORPORATE HEADQUARTERS: 1000 CHESTERBROOK BOULEVARD, BERWYN, PENNSYLVANIA 19312

                           TELEPHONE: (800) 688-5177


     This Prospectus describes a flexible premium adjustable variable life insurance policy (the "Policy") offered by Providentmutual Life and Annuity Company of America ("PLACA"). The Policy has an insurance component and an investment component. The primary purpose of the Policy is to provide insurance coverage for the lifetime of the Insured. The Policy gives the policyowner (the "Owner") the right to vary the frequency and amount of premium payments, to choose among investment alternatives with different investment objectives and to increase or decrease the death benefit payable under the Policy.

     After certain deductions are made, Net Premiums are allocated to one or more Subaccounts of the Providentmutual Variable Life Separate Account, or the Guaranteed Account, or both. The Providentmutual Variable Life Separate Account has twenty-seven Subaccounts, the assets of which are each invested in shares of a corresponding investment Portfolio that is part of one of the following mutual fund companies:


------------------------------------------             ------------------------------------------
THE MARKET STREET FUND                                 STRONG VARIABLE INSURANCE FUNDS, INC.
------------------------------------------             ------------------------------------------
  - All Pro Broad Equity Portfolio                     - Strong Mid Cap Growth Fund II
  - All Pro Large Cap Growth Portfolio
  - All Pro Large Cap Value Portfolio                  ------------------------------------------
  - All Pro Small Cap Growth Portfolio
  - All Pro Small Cap Value Portfolio                  ------------------------------------------
  - Equity 500 Index Portfolio                         VARIABLE INSURANCE
  - International Portfolio                            PRODUCTS FUND
  - Mid Cap Growth Portfolio                           ------------------------------------------
  - Balanced Portfolio                                 - Equity-Income Portfolio
  - Bond Portfolio                                     - Growth Portfolio
  - Money Market Portfolio                             - High Income Portfolio
                                                       - Overseas Portfolio
------------------------------------------
                                                       ------------------------------------------
------------------------------------------
THE ALGER AMERICAN FUND                                ------------------------------------------
------------------------------------------             VARIABLE INSURANCE
  - Small Capitalization Portfolio                     PRODUCTS FUND II
                                                       ------------------------------------------
------------------------------------------             - Asset Manager Portfolio
                                                       - Contrafund(R) Portfolio
------------------------------------------             - Investment Grade Bond Portfolio
NEUBERGER BERMAN
ADVISERS MANAGEMENT TRUST                              ------------------------------------------
------------------------------------------
  - Limited Maturity Bond Portfolio                    ------------------------------------------
  - Partners Portfolio                                 VAN ECK WORLDWIDE INSURANCE TRUST
------------------------------------------             ------------------------------------------
                                                       - Worldwide Bond Portfolio
------------------------------------------             - Worldwide Emerging Markets Portfolio
STRONG OPPORTUNITY FUND II, INC.                       - Worldwide Hard Assets Portfolio
------------------------------------------             - Worldwide Real Estate Portfolio
  - Strong Opportunity Fund II
                                                       ------------------------------------------
------------------------------------------


     The Owner bears the entire investment risk for all amounts allocated to the Subaccounts; there is no guaranteed minimum value for the Subaccounts.

     The accompanying prospectuses for the funds describe the investment objectives and the attendant risks of the Portfolios. The Policy Account Value will reflect monthly deductions and certain other fees and charges. Also, a surrender charge may be imposed if, during the first 10 Policy Years or within 10 years after a Face Amount increase, the Policy lapses or if the Owner decreases the Face Amount. Generally, during the first 3 Policy Years, the Policy will remain in force as long as the Minimum Guarantee Premium is paid or there is sufficient value in the Policy to pay certain monthly charges imposed under the Policy. After the third Policy Year, the Policy will only remain in force if there is sufficient value to pay the monthly deductions and other charges under the Policy.


     The Owner should consider the Policy in conjunction with other insurance he or she owns. It may not be advantageous to replace existing insurance with the Policy.


     This Prospectus must be accompanied or preceded by current prospectuses for the funds. Please read this Prospectus carefully and retain it for future reference.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  May 1, 2001

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
SUMMARY OF THE POLICY
  The Policy................................................     3
  Purpose of the Policy.....................................     3
  The Death Benefit.........................................     4
  Flexibility to Adjust Amount of Death Benefit.............     4
  Policy Account Value......................................     4
  Allocation of Net Premiums................................     5
  Transfers.................................................     5
  Free-Look.................................................     5
  Loan Privilege............................................     5
  Partial Withdrawal of Net Cash Surrender Value............     6
  Surrender of the Policy...................................     6
  Accelerated Death Benefit.................................     6
  Tax Treatment.............................................     6
  Illustrations.............................................     7
  Charges Assessed Under the Policy.........................     7
  Distribution of the Policies..............................     8
Table of Fund Fees and Expenses.............................     9
The Company, Separate Account and Funds.....................    12
  Providentmutual Life and Annuity Company of America.......    12
  Providentmutual Variable Life Separate Account............    12
  The Funds.................................................    12
  Additional Information About the Funds and Portfolios.....    16
Detailed Description of Policy Provisions...................    17
  Death Benefit.............................................    17
  Ability to Adjust Face Amount.............................    19
  Insurance Protection......................................    20
  Payment and Allocation of Premiums........................    21
  Policy Account Value......................................    23
  Policy Duration...........................................    24
  Transfers of Policy Account Value.........................    24
  Free-Look Privileges......................................    26
  Loan Privileges...........................................    26
  Surrender Privilege.......................................    27
  Partial Withdrawal Privilege..............................    28
  Accelerated Death Benefit.................................    29
Charges and Deductions......................................    32
  Premium Expense Charge....................................    32
  Surrender Charges.........................................    32
  Monthly Deductions........................................    34
  Face Amount Increase Charge...............................    35
  Partial Withdrawal Charge.................................    35
  Transfer Charge...........................................    35
  Mortality and Expense Risk Charge.........................    36
  Other Charges.............................................    36
The Guaranteed Account......................................    37
  Minimum Guaranteed and Current Interest Rates.............    37
  Transfers from Guaranteed Account.........................    38

                                                              PAGE
                                                              ----
Other Policy Provisions.....................................    39
  Benefit Payable on Final Policy Date......................    39
  Payment of Policy Benefits................................    39
  The Policy................................................    39
  Ownership.................................................    39
  Beneficiary...............................................    40
  Change of Owner and Beneficiary...........................    40
  Telephone, Fax, and E-Mail Requests.......................    40
  Split Dollar Arrangements.................................    40
  Protection of Proceeds....................................    41
  Assignments...............................................    41
  Misstatement of Age and Sex...............................    41
  Suicide...................................................    41
  Contestability............................................    41
  Settlement Options........................................    41
Supplementary Benefits......................................    42
Federal Income Tax Considerations...........................    44
  Introduction..............................................    44
  Tax Status of the Policy..................................    44
  Tax Treatment of Policy Benefits..........................    44
  Special Rules for Pension and Profit-Sharing Plans........    46
  Special Rules for Section 403(b) Arrangements.............    46
  Business Uses of the Policy...............................    46
  Other Tax Considerations..................................    46
  Possible Tax Law Changes..................................    47
  Alternative Minimum Tax...................................    47
  PLACA's Taxes.............................................    47
Policies Issued in Conjunction with Employee Benefit
  Plans.....................................................    47
Legal Developments Regarding Unisex Actuarial Tables........    47
Voting Rights...............................................    48
Standard & Poor's...........................................    48
Changes to the Separate Account and the Funds...............    50
  Changes to Separate Account Operations....................    50
  Changes to Available Portfolios...........................    50
Officers and Directors of PLACA.............................    50
Distribution of Policies....................................    51
Policy Reports..............................................    53
State Regulation............................................    53
State Variations............................................    53
Legal Proceedings...........................................    53
Experts.....................................................    53
Legal Matters...............................................    54
Definitions.................................................    55
Financial Statements........................................   F-1

                             SUMMARY OF THE POLICY

     The following summary of the Policy provisions should be read in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy in this prospectus assumes that the Insured is alive, the Policy is in force and there is no outstanding loan.

     The Policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the Policy or Policy values. Neither the Federal Deposit Insurance Corporation nor any federal agency insures or guarantees Policy values or your investment in the Policy.

THE POLICY

     The Flexible Premium Adjustable Variable Life Insurance Policy (the "Policy") offered by this Prospectus is issued by Providentmutual Life and Annuity Company of America ("PLACA"). The Policy is similar in many ways to a fixed-benefit life insurance policy. As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured. Also, like many fixed-benefit life insurance policies, the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value which is payable if the Policy is surrendered during the Insured's lifetime. As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.


     However, the Policy differs from a fixed-benefit life insurance policy in several important respects. Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may and the Policy Account Value will increase or decrease to reflect the investment performance of any Subaccounts to which Policy Account Value is allocated. Also, unless the entire Policy Account Value is allocated to the Guaranteed Account, there is no guaranteed minimum Net Cash Surrender Value. If Net Cash Surrender Value is insufficient to pay charges due, then, after a grace period, the Policy may Lapse without value. (See "Policy Duration".) However, PLACA guarantees that the Policy will remain in force during the first 3 Policy Years as long as certain requirements related to the Minimum Guarantee Premium have been met. (See "Policy Lapse.") If a Policy Lapses while loans are outstanding, certain amounts may become subject to income tax and a 10% penalty tax. (See "Federal Income Tax Considerations.")


     The Policy is called "flexible premium" because there is no fixed schedule for premium payments, even though the Owner may establish a schedule of Planned Periodic Premiums. The Policy is described as "adjustable" because the Owner may, within limits, increase or decrease the Face Amount and may change the Death Benefit Option.

     PLACA offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs. However, these other policies also have different charges that would affect the Owner's Subaccount performance and Policy Account Value. To obtain more information about these other policies, contact PLACA's Service Center or the Owner's agent.

     The most important features of the Policy, such as charges and deductions, Death Benefits, and calculation of Policy values, are summarized on the following pages.

PURPOSE OF THE POLICY

     The Policy is designed to provide lifetime insurance benefits and long-term investment of Policy Account Value. A prospective Owner should evaluate the Policy along with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential. It may not be advantageous to replace existing insurance coverage with the Policy. In particular, replacement should be carefully considered if the decision to replace existing coverage is based solely on a comparison of Policy illustrations.

THE DEATH BENEFIT

     As long as the Policy remains in force, PLACA will pay the Insurance Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured. The Insurance Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions.

     There are two Death Benefit Options available. Death Benefit Option A provides Death Benefit equal to the greater of (a) the Face Amount and (b) the specified percentage of the Policy Account Value. Death Benefit Option B provides a Death Benefit equal to the greater of (a) the Face Amount plus the Policy Account Value and (b) the specified percentage of the Policy Account Value. (See "Death Benefit".)

FLEXIBILITY TO ADJUST AMOUNT OF DEATH BENEFIT

     After the first Policy Year, the Owner has significant flexibility to adjust the Death Benefit by changing the Death Benefit Option or by increasing or decreasing the Face Amount of the Policy. (See "Death Benefit" and "Ability to Adjust Face Amount".) The minimum amount of a requested increase in Face Amount is $25,000 (or such lesser amount required in a particular state) and any requested increase may require evidence of insurability. Any decrease in Face Amount must be for at least $25,000 (or such lesser amount required in a particular state) and cannot result in a Face Amount less than the Minimum Face Amount available. PLACA reserves the right to establish different Minimum Face Amounts for Policies issued in the future.

     Any change in Death Benefit Options or in the Face Amount may affect the charges under the Policy. Any increase in the Face Amount will result in an increase in the Monthly Deductions and any increase in Face Amount will also increase the surrender charges which are imposed upon lapse or surrender of the Policy or the pro-rata surrender charges imposed upon a decrease in Face Amount within the relevant ten-year period. For any decrease in Face Amount, that part of the surrender charges attributable to the decrease will reduce the Policy Account Value, and the surrender charges will be reduced by this amount. A decrease in Face Amount may also affect cost of insurance charges. (See "Monthly Deductions".)

     To the extent that a requested decrease in Face Amount would result in cumulative premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code of 1986 (the "Code") for life insurance, PLACA will not effect the decrease.

POLICY ACCOUNT VALUE

     The Policy Account Value is the total amount of value held under the Policy at any time. It equals the sum of the amounts held in the Subaccounts, the Guaranteed Account and the Loan Account. (See "Policy Account Value").

     The Policy Account Value in the Subaccounts reflects the investment performance of those Subaccounts, any Net Premiums allocated to those Subaccounts, any transfers to or from those Subaccounts, any partial withdrawals from those Subaccounts, any loans, any loan repayments, any loan interest paid or credited and any charges assessed in connection with the Policy. The Owner bears the entire investment risk for amounts allocated to the Subaccounts.

     The Guaranteed Account earns interest at rates PLACA declares in advance for specific periods. The rates are guaranteed to equal or exceed 4%. The principal, after deductions, is also guaranteed. The value of the Guaranteed Account will reflect any amounts allocated or transferred to it plus interest credited to it, less amounts deducted, transferred or withdrawn from it. (See "The Guaranteed Account".)

     The Loan Account will reflect any amounts transferred from the Subaccounts and/or Guaranteed Account as collateral for Policy loans plus interest of at least 4% credited to such amount. (See "Loan Privileges".)

ALLOCATION OF NET PREMIUMS

     After deduction of the Premium Expense Charge, Net Premiums are allocated to one or more of the Subaccounts and/or the Guaranteed Account as selected by the Owner in the application or by subsequent written notice. The Owner bears the entire risk of Policy Account Value in the Subaccounts.


     Providentmutual Variable Life Separate Account consists of twenty-seven Subaccounts, the assets of which are used to purchase shares of a designated corresponding mutual fund portfolio (each, a "Portfolio") that is part of one of the following funds: The Market Street Fund; The Alger American Fund; Neuberger Berman Advisers Management Trust; Strong Opportunity Fund II, Inc.; Strong Variable Insurance Funds, Inc.; Van Eck Worldwide Insurance Trust; Variable Insurance Products Fund; and Variable Insurance Products Fund II (the "Funds", each, a "Fund"). There is no assurance that the investment objectives of a particular Portfolio will be met.


     Where state law requires a return of premiums paid when a Policy is returned under the Free-Look provision any portion of any Net Premiums received before the expiration of a 15-day period beginning on the later of the Policy Issue Date or the date PLACA receives the Minimum Initial Premium, which are to be allocated to the Subaccounts will be allocated to the Money Market Subaccount. At the end of the 15-day period, Policy Account Value in the Money Market Subaccount is allocated to each of the chosen Subaccounts as indicated in the application. (See "Payment and Allocation of Premiums".)

TRANSFERS

     The Owner may transfer Policy Account Value between and among the Subaccounts and Guaranteed Account. Transfers between and among the Subaccounts or into the Guaranteed Account are made as of the date PLACA receives the request. PLACA requires a minimum amount for each such transfer, usually $1,000. Transfers out of the Guaranteed Account may only be made within 30 days of a Policy Anniversary and are limited in amount. (See "Transfers of Policy Account Value".)

FREE-LOOK

     The Policy provides for an initial Free-Look period. The Owner may cancel the Policy before the later of: (a) 45 days after Part I of the Application for the Policy is signed, (b) 10 days after the Owner receives the Policy, and (c) 10 days after PLACA mails or personally delivers a Notice of Withdrawal Right to the Owner. Upon returning the Policy to PLACA or to an agent of PLACA within such time with a written request for cancellation, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date PLACA receives the returned Policy; (ii) the amount deducted for premium taxes; (iii) any Monthly Deductions charged against the Policy Account Value; and (iv) an amount reflecting other charges directly or indirectly deducted under the Policy. Where state law requires, the refund will instead equal the premiums paid. (See "Free-Look Privileges".)

     A Free-Look privilege also applies after a requested increase in Face Amount. (See "Free-Look For Increase in Face Amount".)

LOAN PRIVILEGE


     The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum as may be required in a particular state) but not exceeding, in the aggregate, the Net Cash Surrender Value. Policy loans will bear interest at a fixed rate of 6% per year, payable at the end of each Policy Year. If interest is not paid when due, it will be added to the outstanding loan balance, beginning 23 days after the Policy Anniversary. Policy loans may be repaid at any time and in any amount prior to the Final Policy Date. PLACA transfers Policy Account Value in an amount equal to the loan (adjusted by the earned interest rate and charged interest rate to the next Policy Anniversary) to the Loan Account where it becomes collateral for the loan. The transfer is made pro-rata from each Subaccount and the Guaranteed Account or as specified by the Owner when applying for the loan. This collateral in the Loan Account earns interest at an effective annual rate of at least 4%. (See "Loan Privileges".)

     Depending upon the investment performance of the Subaccounts and the amounts borrowed, loans may cause a Policy to lapse. Lapse of the Policy with outstanding loans may result in adverse tax consequences including a 10% penalty tax. (See "Tax Treatment of Policy Benefits".)

PARTIAL WITHDRAWAL OF NET CASH SURRENDER VALUE


     After the first Policy Year, the Owner may, subject to certain restrictions, withdraw part of Net Cash Surrender Value. The minimum amount for such withdrawal is $1,500. An expense charge of $25 will be deducted from the Policy Account Value for each withdrawal. The withdrawal amount and expense charge is allocated to the Subaccounts and the Guaranteed Account based on the proportion that the value in each account bears to the total unloaned Policy Account Value unless the Owner specifies otherwise. If Death Benefit Option A is in effect, PLACA will reduce the Face Amount by the amount of the withdrawal. (See "Partial Withdrawal Privilege".)


SURRENDER OF THE POLICY

     The Owner may at any time surrender the Policy and receive the entire Net Cash Surrender Value. (See "Surrender Privilege".)

ACCELERATED DEATH BENEFIT

     Under the Accelerated Death Benefit Rider, an Owner may receive, at his or her request and upon approval by PLACA, accelerated payment of part of the Policy's Death Benefit if the Insured develops a Terminal Illness or is permanently confined to a Nursing Care Facility (see "Accelerated Death Benefit" below.)

TAX TREATMENT

     PLACA believes that a Policy should generally be deemed a life insurance contract under Federal tax law. However, due to limited guidance, there is some uncertainty about the application of the Federal tax law to the Policy, particularly if the Owner pays the full amount of premiums permitted under such a Policy. An Owner of a Policy issued on an extra rating basis may, however, adopt certain self-imposed limitations on the amount of premiums paid for such a Policy which should cause the Policy to meet the definition of a life insurance contract. Any Owner contemplating the adoption of such limitations should consult a tax adviser.

     Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, a Policyowner should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be completely excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not be taxed on these proceeds. (See "Tax Status of the Policy".)

     Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the Policy. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. (For further discussion of Modified Endowment Contracts, See "Tax Treatment of Policy Benefits".)

     If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income. Moreover, loans will not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. (See "Distributions from Policies Not Classified as Modified Endowment Contracts".)

ILLUSTRATIONS


     Illustrations of Death Benefits, Policy Account Value and Net Cash Surrender Value used in connection with the purchase of a Policy are based on hypothetical rates of return. These rates are not guaranteed. They are illustrative only and should not be considered a representation of past or future performance. Actual rates of return may be higher or lower than those reflected in Policy illustrations, and, therefore, actual Policy values will be different from those illustrated. We have filed an example of an illustration based on hypothetical rates of return as an exhibit to the registration statement to this Prospectus.


CHARGES ASSESSED UNDER THE POLICY

     Premium Expense Charge. A Premium Charge will be deducted from each premium payment. This charge consists of:

          1. Premium Tax Charge for state and local premium taxes based on the rate for the Insured's residence at the time the premium is paid. Premium taxes vary from state to state but range from 0% to 4%. No premium tax charge is deducted in jurisdictions that impose no premium tax. PLACA reserves the right to change the amount of the charge deducted from future premiums if the Insured's residence changes or the applicable law is changed;

          2. Percent of Premium Sales Charge which is equal to 2% of the amount of the premium payment. PLACA currently intends to stop deducting this charge once the aggregate amount collected equals or exceeds a specified amount;

          3. Federal Tax Charge equal to 1.25% of the amount of the premium payment. PLACA reserves the right to change the amount of this charge if the applicable Federal Tax law changes PLACA's tax burden.

     Monthly Deductions. On the Policy Date and on each Policy Processing Date thereafter, the Policy Account Value is reduced by a Monthly Deduction equal to the sum of the monthly Cost of Insurance Charge, Monthly Administrative Charge and a charge for additional benefits added by rider. The monthly Cost of Insurance Charge is determined by multiplying the Net Amount at Risk by the applicable cost of insurance rate(s) in the Policy. The Monthly Administrative Charge is currently $7.50; the maximum permissible Monthly Administrative Charge is $12. (See "Monthly Administrative Charge".)

     Surrender Charge and Additional Surrender Charge. A Surrender Charge is imposed if the Policy is surrendered or lapses at any time before the end of the 10th Policy Year. The Surrender Charge consists of a Deferred Administrative Charge and a Deferred Sales Charge. A portion of this Surrender Charge will be deducted if the Owner decreases the Initial Face Amount before the end of the 10th Policy Year. (See "Surrender Charges".) An Additional Surrender Charge which is an Additional Deferred Sales Charge is imposed if the Policy is surrendered or lapses at any time within 10 years after the effective date of an increase in Face Amount. (See "Surrender Charges".) A portion of an Additional Surrender Charge is deducted if the related increment of Face Amount is decreased within 10 years after such increase took effect. (See "Surrender Charges".)

     The Deferred Administrative Charge is the charge described below less the amount of any Deferred Administrative Charge previously paid at the time of a decrease in Face Amount.

                                                       CHARGE PER $1,000 FACE AMOUNT
                                                      --------------------------------
                                                                 ISSUE AGES
                                                      --------------------------------
POLICY YEAR                                            1-5      15       25      35-80
-----------                                           -----    -----    -----    -----
1-6.................................................  $2.00    $3.00    $4.00    $5.00
7...................................................   1.60     2.40     3.20     4.00
8...................................................   1.20     1.80     2.40     3.00
9...................................................   0.80     1.20     1.60     2.00
10..................................................   0.40     0.60     0.80     1.00
11..................................................      0        0        0        0

     The Deferred Sales Charge is equal to 28% of the premiums received during the first Policy Year (or, for the Additional Surrender Charge, the first 12 policy months after an increase) up to one Target Premium plus 7% of all other premiums received to the date of surrender, lapse or decrease. The Deferred Sales Charge and any Additional Deferred Sales Charges, however, will not exceed the Maximum Deferred Sales Charge and Maximum Additional Deferred Sales Charges, respectively. During Policy Years one through six (or for six years following the effective date of an increase in Face Amount), this maximum equals 60% of the Target Premium for the Initial Face Amount (or 60% of the Target Premium for the increase, as the case may be). The maximum declines to 48% of the relevant Target Premium during the seventh year, 36% during the eighth year, 24% during the ninth year, 12% during the tenth year, and 0% during years eleven and later.

     Face Amount Increase Charge. A charge, currently $100 plus $1.00 per $1,000 Face Amount increase, will be deducted from the Policy Account Value on the effective date of an increase in Face Amount to compensate PLACA for administrative expenses in connection with the increase. This charge may be increased in the future but in no event will it exceed $100 plus $3.00 per $1,000 Face Amount increase. (See "Face Amount Increase Charge" below.)

     Transfer Charge. For each transfer of Policy Account Value between or among the Subaccounts and the Guaranteed Account after the twelfth transfer in a Policy Year, PLACA deducts $25 from the amount transferred to compensate it for administrative costs in handling such transfers. (See "Transfer Charge" below.)

     Partial Withdrawal Charge. PLACA deducts a $25 charge from Policy Account Value with each partial withdrawal to compensate it for administrative costs. (See "Partial Withdrawal Charge" below.)

     Daily Charges Against the Subaccounts. PLACA imposes a daily charge for its assumption of certain mortality and expense risks in connection with the Policy at an annual rate which is currently 0.65% of the average daily net assets of the Separate Account. This charge may be increased in the future but it will not exceed an annual rate of 0.90%. (See "Mortality and Expense Risk Charges".)


     Investment Advisory Fees and Other Expenses of the Funds. Shares of the Portfolios are purchased by the Subaccounts at net asset value, which reflects management fees and expenses deducted from the assets of the Portfolios. (See "Table of Fund Fees and Expenses" below).



DISTRIBUTION OF THE POLICIES



     For information concerning compensation paid for the sale of Policies, see "Distribution of Policies."

     The following table shows the fees and expenses charged by the Portfolios for the fiscal year ended December 31, 2000. The purpose of the table is to assist the Owner in understanding the various costs and expenses that the Owner will bear directly and indirectly. Expenses of the Portfolios may be higher or lower in the future. Please refer to the Portfolios' Prospectuses for more information.


                        TABLE OF FUND FEES AND EXPENSES


     ANNUAL PORTFOLIO OPERATING EXPENSES (as a percentage of average Portfolio assets before fee waivers and expense reimbursements):



                                                                                         TOTAL
                                                         MANAGEMENT       OTHER         ANNUAL
PORTFOLIO                                                 FEES(1)      EXPENSES(2)    EXPENSES(3)
---------                                                ----------    -----------    -----------
MARKET STREET FUND
  All Pro Broad Equity Portfolio (formerly Growth
     Portfolio)........................................     0.75%         0.26%          1.01%
  All Pro Large Cap Growth Portfolio...................     0.70%         0.27%          0.97%
  All Pro Large Cap Value Portfolio....................     0.70%         0.32%          1.02%
  All Pro Small Cap Growth Portfolio...................     0.90%         0.27%          1.17%
  All Pro Small Cap Value Portfolio....................     0.90%         0.34%          1.24%
  Equity 500 Index Portfolio...........................     0.24%         0.26%          0.50%
  International Portfolio..............................     0.75%         0.30%          1.05%
  Mid Cap Growth Portfolio (formerly Aggressive Growth
     Portfolio)........................................     0.75%         0.26%          1.01%
  Balanced Portfolio (formerly Managed Portfolio)......     0.55%         0.27%          0.82%
  Bond Portfolio.......................................     0.40%         0.27%          0.67%
  Money Market Portfolio...............................     0.25%         0.26%          0.51%
THE ALGER AMERICAN FUND
  Small Capitalization Portfolio.......................     0.85%         0.05%          0.90%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio......................     0.65%         0.11%          0.76%
  Partners Portfolio...................................     0.82%         0.10%          0.92%
STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity Fund II...........................     1.00%         0.18%          1.18%
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth Fund II........................     1.00%         0.16%          1.16%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio.............................     1.00%         0.21%          1.21%
  Worldwide Emerging Markets Portfolio.................     1.00%         0.33%          1.33%
  Worldwide Hard Assets Portfolio......................     1.00%         0.16%          1.16%
  Worldwide Real Estate Portfolio......................     1.00%         1.27%          2.27%
VARIABLE INSURANCE PRODUCTS FUND
  Equity-Income Portfolio (Initial Class)..............     0.48%         0.08%          0.56%
  Growth Portfolio (Initial Class).....................     0.57%         0.08%          0.65%
  High Income Portfolio (Initial Class)................     0.58%         0.10%          0.68%
  Overseas Portfolio (Initial Class)...................     0.72%         0.17%          0.89%

                                                                                         TOTAL
                                                         MANAGEMENT       OTHER         ANNUAL
PORTFOLIO                                                 FEES(1)      EXPENSES(2)    EXPENSES(3)
---------                                                ----------    -----------    -----------
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio (Initial Class)..............     0.53%         0.08%          0.61%
  Contrafund(R) Portfolio (Initial Class)..............     0.57%         0.09%          0.66%
  Investment Grade Bond Portfolio (Initial Class)......     0.43%         0.11%          0.54%



(1)The Management Fees in the above table for the Market Street Fund's All Pro Broad Equity, Mid Cap Growth, Balanced, and Bond Portfolios have been adjusted to reflect new management fees that became effective January 29, 2001.



(2)Other Expenses for the Market Street Fund Portfolios include an administrative expense of 0.10% (0.04% for the Equity 500 Index Portfolio). This administrative expense is payable to Provident Mutual Life Insurance Company ("PMLIC") for administration services that PMLIC provides to Market Street Fund. These services include internal legal and financial administrative services provided to Market Street Fund by PMLIC personnel.



(3)For certain Portfolios, certain expenses were reimbursed or fees waived during 2000. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After including these expense reimbursement and fee waiver arrangements, the 2000 Management Fees, Other Expenses, and Total Annual Expenses would have been:



                                                                                        TOTAL
                                                             MANAGEMENT     OTHER       ANNUAL
   PORTFOLIO                                                    FEES       EXPENSES    EXPENSES
   ---------                                                 ----------    --------    --------
   MARKET STREET FUND
     All Pro Broad Equity Portfolio (formerly Growth
        Portfolio).........................................     0.75%        0.16%       0.91%
     All Pro Large Cap Growth Portfolio....................     0.70%        0.20%       0.90%
     All Pro Large Cap Value Portfolio.....................     0.70%        0.20%       0.90%
     All Pro Small Cap Growth Portfolio....................     0.90%        0.20%       1.10%
     All Pro Small Cap Value Portfolio.....................     0.90%        0.20%       1.10%
     Equity 500 Index Portfolio............................     0.24%        0.04%       0.28%
     International Portfolio...............................     0.75%        0.30%       1.05%
     Mid Cap Growth Portfolio (formerly Aggressive Growth
        Portfolio).........................................     0.75%        0.20%       0.95%
     Balanced Portfolio (formerly Managed Portfolio).......     0.55%        0.27%       0.82%
     Bond Portfolio........................................     0.40%        0.27%       0.67%
     Money Market Portfolio................................     0.25%        0.25%       0.50%
   THE ALGER AMERICAN FUND
     Small Capitalization Portfolio........................     0.85%        0.05%       0.90%
   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     Limited Maturity Bond Portfolio.......................     0.65%        0.11%       0.76%
     Partners Portfolio....................................     0.82%        0.10%       0.92%
   STRONG OPPORTUNITY FUND II, INC.
     Strong Opportunity Fund II............................     1.00%        0.11%       1.11%
   STRONG VARIABLE INSURANCE FUNDS, INC.
     Strong Mid Cap Growth Fund II.........................     1.00%        0.15%       1.15%
   VAN ECK WORLDWIDE INSURANCE TRUST
     Worldwide Bond Portfolio..............................     1.00%        0.15%       1.15%
     Worldwide Emerging Markets Portfolio..................     1.00%        0.26%       1.26%
     Worldwide Hard Assets Portfolio.......................     1.00%        0.14%       1.14%
     Worldwide Real Estate Portfolio.......................     1.00%        0.45%       1.45%

                                                                                        TOTAL
                                                             MANAGEMENT     OTHER       ANNUAL
   PORTFOLIO                                                    FEES       EXPENSES    EXPENSES
   ---------                                                 ----------    --------    --------
   VARIABLE INSURANCE PRODUCTS FUND
     Equity-Income Portfolio (Initial Class)...............     0.48%        0.07%       0.55%
     Growth Portfolio (Initial Class)......................     0.57%        0.07%       0.64%
     High Income Portfolio (Initial Class).................     0.58%        0.10%       0.68%
     Overseas Portfolio (Initial Class)....................     0.72%        0.15%       0.87%
   VARIABLE INSURANCE PRODUCTS FUND II
     Asset Manager Portfolio (Initial Class)...............     0.53%        0.08%       0.61%
     Contrafund(R) Portfolio (Initial Class)...............     0.57%        0.06%       0.63%
     Investment Grade Bond Portfolio (Initial Class).......     0.43%        0.11%       0.54%



    Similar expense reimbursement and fee waiver arrangements were also in place for other Portfolios and it is anticipated that such arrangements will continue past the current year, although they may be terminated at any time. However, no expenses were actually reimbursed or fees waived during 2000 for these Portfolios because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.






The fee and expense information regarding the Portfolios was provided by those Portfolios. The Alger American Fund, Neuberger Berman Advisers Management Trust, Strong Opportunity Fund II, Inc., Strong Variable Insurance Funds, Inc., Van Eck Worldwide Insurance Trust, Variable Insurance Products Fund, and Variable Insurance Products Fund II are not affiliated with PLACA.

                    THE COMPANY, SEPARATE ACCOUNT AND FUNDS

PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA


     The Contracts are issued by PLACA which is a stock life insurance company originally incorporated under the name of Washington Square Life Insurance Company in the Commonwealth of Pennsylvania in 1958. The name of the Company was changed to Providentmutual Life and Annuity Company of America in 1991 and the Company was redomiciled as a Delaware insurance company on October 28, 1992. PLACA is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2000, PLACA had total assets of approximately $1.7 billion.



     PLACA is a wholly-owned subsidiary of Provident Mutual Life Insurance Company ("PMLIC"). PMLIC was chartered by the Commonwealth of Pennsylvania in 1865 and at the end of 2000 had consolidated assets of approximately $9.2 billion. On December 31, 1997, PLACA and PMLIC entered into a Support Agreement whereby PMLIC agrees to maintain PLACA's total adjusted capital at the level of 200% of the "company action level" for risk-based capital at the end of each calendar quarter during the term of the agreement. Under the Support Agreement, PMLIC also agrees to maintain PLACA's cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by PLACA. Other than this Support Agreement, PMLIC is under no obligation to invest money in PLACA nor is it in any way a guarantor of PLACA's contractual obligations or obligations under the Policies. PLACA is subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which it does business.


     PLACA is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

PROVIDENTMUTUAL VARIABLE LIFE SEPARATE ACCOUNT

     Providentmutual Variable Life Separate Account (the "Separate Account") is a separate investment account of PLACA established by the Board of Directors of PLACA under Delaware law to support the Policies and other variable life insurance policies. PLACA has registered the Separate Account with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account.

     The assets of the Separate Account are owned by PLACA. However, these assets are held separate from other assets and are not part of PLACA's General Account. The portion of the assets of the Separate Account equal to the reserves or other contract liabilities of the Separate Account are not chargeable with liabilities that arise from any other business PLACA conducts. PLACA may transfer to its General Account any assets of the Separate Account that exceed the reserves and the Contract liabilities of the Separate Account (which will always be at least equal to the aggregate Policy Account value allocated to the Separate Account under the Policies). The income, gains and losses, realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of PLACA. PLACA may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges. The Separate Account currently has twenty-seven Subaccounts, each corresponding to an investment portfolio (a "Portfolio") of one of the mutual fund companies listed below.

THE FUNDS


     The Portfolios are each part of one of eight mutual fund companies (each, a "Fund"): Market Street Fund; Neuberger Berman Advisers Management Trust; the Strong Opportunity Fund II, Inc.; the Strong Variable Insurance Funds, Inc.; The Alger American Fund; Van Eck Worldwide Insurance Trust; Variable

Insurance Products Fund; and Variable Insurance Products Fund II. Each of the Funds are registered with the SEC under the 1940 Act as an open-end management investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios. The assets of each Portfolio are separate from the assets of other Portfolios of that Fund and each Portfolio has separate investment objectives and policies. Some of the Funds may, in the future, create additional Portfolios. The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio.

     THESE PORTFOLIOS ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUND PORTFOLIOS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND PLACA MAKES NO REPRESENTATION, THAT THE INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.

     The following table summarizes each Portfolio's investment objective(s) and identifies its investment adviser (and subadviser, if applicable).


           PORTFOLIO                     INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
           ---------                     -------------------------------------------
ALL PRO BROAD EQUITY PORTFOLIO   -- Seeks long-term capital appreciation. The Portfolio
(FORMERLY GROWTH PORTFOLIO)      pursues its objective by investing primarily in equity
                                 securities of both larger and smaller companies included in the Wilshire 5000 equity universe that, at the time of
                                 purchase, the subadvisers believe offer above-average
                                 potential for growth in future earnings. Investment adviser is Market Street Investment Management Company; subadvisers are Alliance Capital Management L.P., Sanford C. Bernstein &
                                 Co., LLC, Husic Capital Management, and Reams Asset
                                 Management Company, LLC.
ALL PRO LARGE CAP GROWTH         -- Seeks to achieve long-term capital appreciation. The
PORTFOLIO                        Portfolio pursues its objective by investing primarily in
                                 equity securities of larger companies included in the
                                 Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for
                                 growth in future earnings. Investment adviser is Market
                                 Street Investment Management Company; subadvisers are
                                 Alliance Capital Management L.P. and Geewax, Terker & Co.
ALL PRO LARGE CAP VALUE          -- Seeks to provide long-term capital appreciation. The
PORTFOLIO                        Portfolio attempts to achieve this objective by investing
                                 primarily in undervalued equity securities of larger
                                 companies included in the Wilshire 5000 equity universe
                                 that, at the time of purchase, the subadvisers believe offer potential for long-term growth in future earnings.
                                 Investment adviser is Market Street Investment Management
                                 Company; subadvisers are Sanford C. Bernstein & Co., LLC and
                                 Mellon Equity Associates, LLP.
ALL PRO SMALL CAP GROWTH         -- Seeks to achieve long-term capital appreciation. The
PORTFOLIO                        Portfolio pursues its objective by investing primarily in
                                 equity securities of smaller companies included in the
                                 Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for
                                 growth in future earnings. Investment adviser is Market
                                 Street Investment Management Company; subadvisers are Lee
                                 Munder Investments Ltd. and Husic Capital Management.

           PORTFOLIO                     INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
           ---------                     -------------------------------------------
ALL PRO SMALL CAP VALUE          -- Seeks to provide long-term capital appreciation. The
PORTFOLIO                        Portfolio pursues this objective by investing primarily in undervalued equity securities of smaller companies included in the Wilshire 5000 equity universe that, at the time of
                                 purchase, the subadvisers believe offer above-average
                                 potential for long-term growth in future earnings.
                                 Investment adviser is Market Street Investment Management
                                 Company; subadvisers are Reams Asset Management Company, LLC and Sterling Capital Management LLC.
EQUITY 500 INDEX PORTFOLIO       -- Seeks to provide long-term capital appreciation. The
                                 Portfolio pursues its objective by investing primarily in
                                 common stocks included in the Standard & Poor's 500(R)
                                 Composite Stock Price Index.* Investment adviser is Market
                                 Street Investment Management Company; subadviser is SSgA
                                 Funds Management, Inc.
INTERNATIONAL PORTFOLIO          -- Seeks long-term growth of capital primarily through
                                 investments in a diversified portfolio of marketable equity securities of established foreign issuer companies.
                                 Investment adviser is Market Street Investment Management
                                 Company; subadviser is The Boston Company Asset Management,
                                 LLC.
MID CAP GROWTH PORTFOLIO         -- Seeks to achieve a high level of long-term capital
(FORMERLY AGGRESSIVE GROWTH      appreciation. The Portfolio pursues its objective by
PORTFOLIO)                       investing primarily in mid cap companies whose earnings the subadviser expects to grow at a faster rate than the average company and in mid cap companies whose market capitalization falls within the range of companies in the S&P Mid Cap 400
                                 Index. Investment adviser is Market Street Investment
                                 Management Company; subadviser is T. Rowe Price Associates,
                                 Inc.
BALANCED PORTFOLIO (FORMERLY     -- Seeks to realize as high a level of long-term total rate
MANAGED PORTFOLIO)               of return as is consistent with prudent investment risk. The
                                 Portfolio pursues its objective by investing in both
                                 equities, such as stocks, and bonds. Investment adviser is
                                 Market Street Investment Management Company; subadviser is
                                 Fred Alger Management, Inc.
BOND PORTFOLIO                   -- Seeks to generate a high level of current income
                                 consistent with prudent investment risk. The Portfolio
                                 pursues its objective by investing primarily in a
                                 diversified portfolio of fixed income securities of U.S. and foreign issuers. Investment adviser is Market Street
                                 Investment Management Company; subadviser is Western Asset
                                 Management Company.
MONEY MARKET PORTFOLIO           -- Seeks to provide maximum current income consistent with capital preservation and liquidity. The Portfolio pursues
                                 its objective by investing exclusively in U.S.
                                 dollar-denominated money market instruments that present
                                 minimal credit risks. Investment adviser is Market Street
                                 Investment Management Company.


* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PMLIC and its affiliates and subsidiaries. The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Policy. See "Additional Information -- Standard & Poor's" below which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

           PORTFOLIO                     INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
           ---------                     -------------------------------------------
ALGER AMERICAN SMALL             -- Seeks long-term capital appreciation. It focuses on
CAPITALIZATION PORTFOLIO         small, fast-growing companies that offer innovative
                                 products, services or technologies to a rapidly expanding
                                 marketplace. Under normal circumstances, the portfolio
                                 invests primarily in the equity securities of small
                                 capitalization companies. A small capitalization company is one that has a market capitalization within the range of the
                                 Russell 2000 Growth Index(R) or the S&P SmallCap 600
                                 Index(R). Investment adviser is Fred Alger Management, Inc.
NEUBERGER BERMAN LIMITED         -- Seeks the highest available current income consistent
MATURITY BOND PORTFOLIO          with low risk to principal and liquidity and secondarily,
                                 total return, through investment mainly in investment grade bonds. Investment adviser is Neuberger Berman Management
                                 Incorporated.
NEUBERGER BERMAN PARTNERS        -- Seeks capital growth through investment mainly in common
PORTFOLIO                        stocks of medium- to large-capitalization companies.
                                 Investment adviser is Neuberger Berman Management
                                 Incorporated.
STRONG OPPORTUNITY FUND II       -- Seeks capital growth by investing primarily in stocks of medium- capitalization companies that the Portfolio's
                                 manager believes are underpriced, yet have attractive growth prospects. Investment adviser is Strong Capital Management,
                                 Inc.
STRONG MID CAP GROWTH FUND II    -- Seeks capital growth by investing at least 65% of its
                                 assets in stocks of medium-capitalization companies that the
                                 Portfolio's managers believe have favorable prospects for
                                 accelerating growth of earnings, but are selling at
                                 reasonable valuations based on earnings, cash flow, or asset value. Investment adviser is Strong Capital Management, Inc.
VAN ECK WORLDWIDE BOND           -- Seeks high total return -- income plus capital
PORTFOLIO                        appreciation -- by investing globally, primarily in a
                                 variety of debt securities. Investment adviser is Van Eck
                                 Associates Corporation.
VAN ECK WORLDWIDE EMERGING       -- Seeks long-term capital appreciation by investing in
MARKETS PORTFOLIO                primarily equity securities in emerging markets throughout the world. Investment adviser is Van Eck Associates
                                 Corporation.
VAN ECK WORLDWIDE HARD ASSETS    -- Seeks long-term capital appreciation by investing
PORTFOLIO                        primarily in "hard asset securities." Income is a secondary consideration. Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50%
                                 gross revenue or profit from exploration, development,
                                 production or distribution of precious metals, natural
                                 resources, real estate and commodities. Investment adviser is Van Eck Associates Corporation.
VAN ECK WORLDWIDE REAL ESTATE    -- Seeks to maximize total return by investing in equity
PORTFOLIO                        securities of domestic and foreign companies that own
                                 significant real estate assets or that principally are
                                 engaged in the real estate industry. Investment adviser is
                                 Van Eck Associates Corporation.
VIP EQUITY-INCOME PORTFOLIO      -- Seeks reasonable income by investing primarily in
                                 income-producing equity securities. In choosing these
                                 securities, the VIP Equity-Income Portfolio considers the
                                 potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard and Poor's 500 Composite
                                 Stock Price Index. Investment adviser is Fidelity Management
                                 & Research Company.

           PORTFOLIO                     INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
           ---------                     -------------------------------------------
VIP GROWTH PORTFOLIO             -- Seeks to achieve capital appreciation. The VIP Growth
                                 Portfolio normally purchases common stocks, although its
                                 investments are not restricted to any one type of security.
                                 Capital appreciation may also be found in other types of
                                 securities, including bonds and preferred stocks. Investment adviser is Fidelity Management & Research Company.
VIP HIGH INCOME PORTFOLIO        -- Seeks to obtain a high level of current income by
                                 investing primarily in high-yielding, lower-rated,
                                 fixed-income securities, while also considering growth of
                                 capital. Investment adviser is Fidelity Management &
                                 Research Company.
VIP OVERSEAS PORTFOLIO           -- Seeks long term growth of capital primarily through
                                 investments in foreign securities. The VIP Overseas
                                 Portfolio provides a means for diversification by
                                 participating in companies and economies outside of the
                                 United States. Investment adviser is Fidelity Management &
                                 Research Company; subadvisers are Fidelity Management &
                                 Research (U.K.) Inc., Fidelity Management & Research (Far
                                 East) Inc., Fidelity International Investment Advisors, and
                                 Fidelity International Investment Advisors (U.K.) Limited.
VIP II ASSET MANAGER PORTFOLIO   -- Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments. Investment adviser is Fidelity Management & Research Company; subadvisers are
                                 Fidelity Management & Research (U.K.) Inc. and Fidelity
                                 Management & Research (Far East) Inc.
VIP II CONTRAFUND(R) Portfolio   -- Seeks capital appreciation by investing in securities of companies where value is not fully recognized by the public.
                                 Investment adviser is Fidelity Management & Research
                                 Company; subadvisers are Fidelity Management & Research
                                 (U.K.) Inc. and Fidelity Management & Research (Far East)
                                 Inc.
VIP II INVESTMENT GRADE BOND     -- Seeks high current income by investing in
PORTFOLIO                        investment-grade debt securities. Investment adviser is
                                 Fidelity Management & Research Company.

ADDITIONAL INFORMATION ABOUT THE FUNDS AND PORTFOLIOS

NO ONE CAN ASSURE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVES AND POLICIES.

     More detailed information concerning the investment objectives, policies and restrictions of the Portfolios, the expenses of the Portfolios, the risks attendant to investing in the Portfolios and other aspects of the Funds' operations can be found in the current prospectus for each Fund that accompanies this Prospectus and the current statement of additional information for each Fund. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Net Premium Payments or transfers of Policy Account Value among the Subaccounts.

     Not all of the Portfolios described in the prospectuses for the Funds are available with the Policy. Moreover, if investment in the Funds or a particular Portfolio is no longer possible, in PLACA's judgment becomes inappropriate for the purposes of the Policy, or for any other reason in PLACA's sole discretion, PLACA may substitute another fund or portfolio without the Owner's consent. The substituted fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Net Premiums, or both. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. Furthermore, PLACA may close Subaccounts to allocations of Net Premiums or Policy Account Value, or both, at any time in its sole discretion. Shares of each Fund are purchased and redeemed at net asset value, without a sales charge.

     PLACA may receive compensation from the investment adviser of a Fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by PLACA. These percentages differ, and some advisers (or affiliates) may pay PLACA more than others.

     Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with PLACA or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, whose Policy Account Values are allocated to the Separate Account, and of owners of other contracts or policies whose values are allocated to one or more other separate accounts investing in any one of the Portfolios. Shares of some of the Funds may also be sold directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, PLACA will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another Portfolio. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

                   DETAILED DESCRIPTION OF POLICY PROVISIONS

DEATH BENEFIT

     General. As long as the Policy remains in force, the Insurance Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit Option. The Insurance Proceeds will be determined as of the date of the Insured's death and will be equal to:

          1.  the Death Benefit;

          2. plus any additional benefits due under a supplementary benefit rider attached to the Policy;

          3.  less any loan and accrued loan interest on the Policy;

          4. less any overdue deductions if the death of the Insured occurs during the Grace Period.

     The Insurance Proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy.

     Death Benefit Options.  The Policy provides two Death Benefit Options:
Option A and Option B. The Owner designates the Death Benefit Option in the application and may change it as described in "Change in Death Benefit Option." Under either Option, the duration of the Death Benefit coverage depends upon the Policy's Net Cash Surrender Value. (See "Policy Duration.")

     Option A. The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy and (b) the Policy Account Value on the Valuation Date on or next following the Insured's date of death multiplied by the specified percentage shown in the table below:

  ATTAINED AGE  PERCENTAGE  ATTAINED AGE   PERCENTAGE
  ------------  ----------  -------------  ----------
  40 and under     250%          60           130%
       45          215%          65           120%
       50          185%          70           115%
       55          150%     75 through 90     105%
                            95 through 99     100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

     Illustration of Option A -- For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no Policy loan outstanding.

     Under Option A, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000. The specified percentage for an Insured under Attained Age 40 on the Policy Anniversary prior to the date of death is 250%. Because the Death Benefit must be equal to or be greater than 2.50 times the Policy Account Value, any time the Policy Account Value exceeds $80,000 the Death Benefit will exceed the Face Amount. Each additional dollar added to the Policy Account Value will increase the Death Benefit by $2.50. Thus, a 35 year old Insured with a Policy Account Value of $150,000 will have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); a Policy Account Value of $400,000 will yield a Death Benefit of $1,000,000 (2.50 x $400,000).

     Similarly, any time the Policy Account Value exceeds $80,000, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50. If at any time, however, the Policy Account Value multiplied by the specified percentage is less than the Face Amount, the Death Benefit will be the Face Amount of the Policy.

     Option B. The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy plus the Policy Account Value and (b) the Policy Account Value multiplied by the specified percentage shown in the table above. (The Policy Account Value in each case is determined on the Valuation Day on or next following the Insured's date of death.)

     Illustration of Option B -- For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no outstanding Policy loan.

     Under Option B, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000 plus the Policy Account Value. Thus, for example, a Policy with a $50,000 Policy Account Value will have a Death Benefit of $250,000 ($200,000 plus $50,000); and a Policy Account Value of $100,000 will yield a Death Benefit of $300,000. Since the specified percentage is 250%, the Death Benefit will be at least 2.50 times the Policy Account Value. As a result, if the Policy Account Value exceeds $133,333, the Death Benefit will be greater than the Face Amount plus the Policy Account Value. Each additional dollar added to the Policy Account Value above $133,333 will increase the Death Benefit by $2.50. An Insured with a Policy Account Value of $150,000 will therefore have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); and a Policy Account Value of $500,000 will yield a Death Benefit of $1,250,000 (2.50 x $500,000).
Similarly, any time the Policy Account Value exceeds $133,333, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50. If at any time, however, the Policy Account Value multiplied by the applicable percentage is less than the Face Amount plus the Policy Account Value, the Death Benefit will be the Face Amount plus the Policy Account Value.

     Which Death Benefit Option to Choose. If an Owner prefers to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, the Owner should choose Option B. If an Owner is satisfied with the amount of the Insured's existing insurance coverage and prefers to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, the Owner should choose Option A.

     Change in Death Benefit Option. After the first Policy Year or 12 months after a Face Amount increase, at any time while the Policy is in force, the Owner may change the Death Benefit Option in effect by sending PLACA a completed application for change. No charges will be imposed to make a change in the Death Benefit Option. The effective date of any such change will be the Policy Processing Day on or next following the date PLACA receives the completed application for change.

     If the Death Benefit Option is changed from Option A to Option B, on the effective date of the change, the Death Benefit will not change and the Face Amount will be decreased by the Policy Account

Value on that date. However, this change may not be made if it would reduce the Face Amount to less than the Minimum Face Amount.

     If the Death Benefit Option is changed from Option B to Option A, on the effective date of the change, the Death Benefit will not change and the Face Amount will be increased by the Policy Account Value on that date.

     A change in the Death Benefit Option may affect the Net Amount at Risk over time which, in turn, would affect the monthly Cost of Insurance Charge. Changing from Option A to Option B will generally result in a Net Amount at Risk that remains level. Such a change will result in a relative increase in the cost of insurance charges over time because the Net Amount at Risk will, unless the Death Benefit is based on the applicable percentage of Policy Account Value, remain level rather than decreasing as the Policy Account Value increases. Unless the Death Benefit is based on the applicable percentage of Policy Account Value, changing from Option B to Option A will, if the Policy Account Value increases, decrease the Net Amount at Risk over time, thereby reducing the cost of insurance charge.

     The effects of these Death Benefit Option changes on the Face Amount, Death Benefit and Net Amount at Risk can be illustrated as follows. Assume that a contract under Option A has a Face Amount of $500,000 and a Policy Account Value of $100,000 and, therefore, a Death Benefit of $500,000 and a Net Amount at Risk of $400,000 ($500,000 - $100,000). If the Death Benefit Option is changed from Option A to Option B, the Face Amount will decrease from $500,000 to $400,000 and the Death Benefit and Net Amount at Risk would remain the same. Assume that a contract under Option B has a Face Amount of $500,000 and a Policy Account Value of $50,000 and, therefore, the Death Benefit is $550,000
($500,000 + $50,000) and a Net Amount at Risk of $500,000 ($550,000 - $50,000).
If the Death Benefit Option is changed from Option B to Option A, the Face Amount will increase to $550,000, and the Death Benefit and Net Amount at Risk would remain the same.

     If a change in the Death Benefit Option would result in cumulative premiums exceeding the maximum premium limitations under the Code for life insurance, PLACA will not effect the change.

     A change in the Death Benefit Option may have federal income tax consequences. The Owner of a Policy should consult a tax advisor before changing the Death Benefit Option.

     How the Death Benefit May Vary. The amount of the Death Benefit may vary with the Policy Account Value. The Death Benefit under Option A will vary with the Policy Account Value whenever the specified percentage of Policy Account Value exceeds the Face Amount of the Policy. The Death Benefit under Option B will always vary with the Policy Account Value because the Death Benefit equals the greater of (a) the Face Amount plus the Policy Account Value and (b) the Policy Account Value multiplied by the specified percentage.

ABILITY TO ADJUST FACE AMOUNT

     Subject to certain limitations, an Owner may generally, at any time after the first Policy Year, increase or decrease the Policy's Face Amount by submitting a written application to PLACA. The effective date of the increase or decrease will be the Policy Processing Day on or next following PLACA's approval of the request. An increase or decrease in Face Amount may have tax consequences. The Owner of a Policy should consult a tax advisor before increasing or decreasing the Face Amount. The effect of changes in Face Amount on Policy charges, as well as other considerations, are described below.

     Increase. A request for an increase in Face Amount may not be for less than $25,000 (or such lesser amount required in a particular state). The Owner may not increase the Face Amount after the Insured's Attained Age 75 or if the Face Amount was increased during the prior 12-month period. To obtain the increase, the Owner must submit an application for the increase and provide evidence satisfactory to PLACA of the Insured's insurability.

     On the effective date of an increase, and taking the increase into account, the Net Cash Surrender Value must be equal to the Monthly Deductions then due and the expense charge for the increase in Face

Amount. If the Net Cash Surrender Value is not sufficient, the increase will not take effect until the Owner makes a sufficient additional premium payment to increase the Net Cash Surrender Value.

     An increase in the Face Amount will generally affect the total Net Amount at Risk which will increase the monthly Cost of Insurance Charges. An increase in Face Amount will increase the amount of any Additional Surrender Charge. A Face Amount increase expense charge will also be deducted. (See "Face Amount Increase Charge.") In addition, different cost of insurance rates may apply to the increase in insurance coverage. (See "Monthly Deductions.")

     After increasing the Face Amount, the Owner will have the right: (a) during the Free-Look Period following the effective date of the increase, to have the increase canceled and receive a credit or refund equal to the Cost of Insurance Charge and the increase charge deducted for the increase; and (b) during the first 24 months following the increase, to exchange the increase in Face Amount for a fixed benefit permanent life insurance policy issued by PLACA. (See "Transfers of Policy Account Value.")

     Decrease. The amount of a Face Amount decrease must be for at least $25,000 (or such lesser amount required in a particular state). The Face Amount after any decrease may not be less than the Minimum Face Amount. A decrease in Face Amount will not be permitted if the Face Amount was increased during the prior 12-month period. To the extent a decrease in the Face Amount could result in cumulative premiums exceeding the maximum premium limitations applicable for life insurance under the Code, PLACA will not effect the decrease.

     A decrease in the Face Amount generally will decrease the total Net Amount at Risk which will decrease an Owner's monthly Cost of Insurance Charges. A decrease in the Face Amount may result in the imposition of a Surrender Charge as of the Policy Processing Day on which the decrease becomes effective. (See "Surrender Charges.")

     Any Surrender Charge applicable to a decrease will be deducted from the Policy Account Value and the remaining Surrender Charge will be reduced by the amount deducted. The Surrender Charge will be deducted from the Subaccounts and the Guaranteed Account based on the proportion that the value in such account bears to the total unloaned Policy Account Value.

     For purposes of determining the Cost of Insurance Charge and Surrender Charges, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the Face Amount provided by the most recent increase; (b) the next most recent increases, successively; and (c) the Initial Face Amount.

INSURANCE PROTECTION

     An Owner may increase or decrease the insurance protection provided by the Policy (i.e., the Net Amount at Risk) in one of several ways, as insurance needs change. These ways include increasing or decreasing the Face Amount, changing the level of premium payments, and by making a partial withdrawal of Net Cash Surrender Value. The consequences of each are summarized below.

     A decrease in Face Amount will decrease the insurance protection. It will not reduce the Policy Account Value, except for the deduction of any surrender charge applicable to the decrease. The Monthly Deductions will generally be correspondingly lower following the decrease.

     An increase in Face Amount will generally increase the amount of insurance protection, depending on the Policy Account Value and specified percentage. If the insurance protection is increased, Monthly Deductions will increase as well.

     Under Death Benefit Option A, until the specified percentage of Policy Account Value exceeds the Face Amount, then (a) if the Owner increases the premium payments from the current level, the amount of insurance protection will generally be reduced, and (b) if the Owner reduced the premium payments from the current level, the amount of insurance protection will generally be increased.

     Under Death Benefit Option B, until the specified percentage of Policy Account Value exceeds the Face Amount plus the Policy Account Value, the level of premium payments will not affect the amount of insurance protection. (However, both the Policy Account Value and Death Benefit will be increased if premium payments are increased and reduced if premium payments are reduced.) Under either Death Benefit Option, if the Death Benefit is the specified percentage of Policy Account Value, then (a) if the Owner increases premium payments from the current level, the amount of insurance protection will increase and (b) if the Owner reduces the premium payments from the current level, the amount of insurance protection will decrease.

     A partial withdrawal of Net Cash Surrender Value will reduce the Death Benefit. If Death Benefit Option A is in effect, the withdrawal will decrease the Policy's Face Amount by the amount withdrawn plus the partial withdrawal expense charge. If Death Benefit Option B is in effect, it will not reduce the amount of insurance protection unless the Death Benefit is based on the specified percentage of Policy Account Value. In this event, however, the decrease in the Death Benefit will be greater than the amount of the withdrawal.

     Increasing or decreasing the Policy's Insurance Protection may have tax consequences. The Owner of a Policy should consult a tax advisor before increasing or decreasing the Policy's Insurance Protection.

PAYMENT AND ALLOCATION OF PREMIUMS

     Issuance of a Policy. In order to purchase a Policy, an individual must make application to PLACA through a licensed PLACA agent who is also a registered representative of 1717 Capital Management Company ("1717") or a broker/dealer having a Selling Agreement with 1717 or a broker/dealer having a Selling Agreement with such a broker/dealer. If PLACA accepts the application, a Policy will be issued in consideration of payment of the Minimum Initial Premium set forth in the Policy. The Minimum Face Amount of a Policy under PLACA's rules is $50,000 for all Premium Classes except preferred. For the preferred Premium Class, the Minimum Face Amount is $100,000.

     PLACA reserves the right to revise its rules from time to time to specify a different Minimum Face Amount for subsequently issued policies. A Policy will be issued only with respect to Insureds who have an Issue Age of 80 or less and who provide PLACA with satisfactory evidence of insurability. Acceptance is subject to PLACA's underwriting rules. PLACA reserves the right to reject an application for any reason permitted by law. (See "Distribution of Policies.")


     At the time the Application for a Policy is signed, an applicant can, subject to PLACA's underwriting rules, obtain temporary insurance protection, pending issuance of the Policy, by answering "no" to the Health Questions of the Temporary Agreement and submitting payment of the Minimum Initial Premium with the Application, but only if the Application is dated the same day as, or earlier than, the Temporary Insurance Agreement. Temporary insurance coverage will take effect as of the date of the Temporary Insurance Agreement.


     The Minimum Initial Premium will equal the Minimum Annual Premium multiplied by the following factor:

PREMIUM BILLING MODE
SELECTED AT ISSUE                                      FACTOR
--------------------                                   ------
Annual.............................................    1.000
Semi-annual........................................    0.500
Quarterly..........................................    0.250
Monthly............................................    0.167


     The amount of temporary coverage under the agreement is the lesser of the Face Amount applied for or $500,000 temporary coverage under the agreement will end on the earliest of: (a) the 90th day from the date of the agreement; (b) the date that insurance takes effect under the Policy; (c) the date a policy, other than as applied for, is offered to the Applicant; or (d) five days from the date PLACA mails a notice of termination of coverage.

     Amount and Timing of Premiums. No insurance will take effect until the Minimum Initial Premium is paid, the underwriting process has been completed, the Application has been approved and the proposed Insured is alive and in the same condition of health as described in the Application. We begin to deduct monthly charges from your Policy Account Value on the Policy Issue Date. Prior to the Final Policy Date and while the Policy is in force, an Owner may make additional premium payments at any time and in any amount, subject to the limitation set forth below. Each premium payment must be for at least $20. PLACA may increase this minimum amount upon 90 days written notice to Owners of such increase, but the minimum amount will never exceed $500. Subject to certain limitations described below, an Owner has considerable flexibility in determining the amount and frequency of premium payments.


     At the time of application, each Owner will select a Planned Periodic Premium schedule, based on a periodic billing mode of annual, semi-annual, or quarterly payment. The Owner is entitled to receive a premium reminder notice from PLACA at the specified interval. The Owner may change the Planned Periodic Premium frequency and amount. Also, under the Automatic Payment Plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source, rather than being "billed".

     Any payments made while there is an outstanding Policy loan are considered loan repayments, unless PLACA is notified in writing that the amount is to be applied as a premium payment. The Owner is not required to pay the Planned Periodic Premiums in accordance with the specified schedule. The Owner has the flexibility to alter the amount and frequency of premium payments. However, payment of the Planned Periodic Premiums does not guarantee that the Policy will remain in force. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. Thus, even if Planned Periodic Premiums are paid, the Policy may lapse whenever the Net Cash Surrender Value is insufficient to pay the Monthly Deductions and any other charges and if a Grace Period expires without an adequate payment by the Owner.


     Premium Limitations. The Code provides for exclusion of the Death Benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a Policy exceed such limits. PLACA has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits. If a premium is paid which would result in total premiums exceeding such limits, PLACA will accept only that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. PLACA will notify the Owner of available options with regard to the excess premium. If a satisfactory arrangement is not made, PLACA will refund this excess to the Owner. If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's Cash Surrender Value should still be excludable from gross income.


     The maximum premium limitations set forth in the Code depend in part upon the amount of the Death Benefit at any time. As a result, any Policy changes which affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations. To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, PLACA will not effect such change. (See "Federal Income Tax Considerations.") PLACA reserves the right to require satisfactory evidence of insurability before accepting a premium payment that would increase the Net Amount At Risk.


     Refund of Excess Premium for Modified Endowment Contracts. At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract ("MEC"), PLACA will notify the Owner that the Policy will become a MEC unless the Owner requests a refund of the excess premium within 30 days after receiving the notice. If the Owner requests a refund, the excess premium paid (but not any interest or earnings on the excess premium) will be returned to the Owner. The Policy Account Value attributable to the excess premium will be deducted from the Subaccounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Subaccounts and/or the Guaranteed Account. For more information on MECs, see "Federal Income Tax Considerations."

     Allocation of Net Premiums. The Owner indicates in the application how Net Premiums should be allocated among the Subaccounts and/or the Guaranteed Account. The percentages of each Net Premium that may be allocated to any account must be in whole numbers and the sum of the allocation percentages must be 100%. PLACA allocates the Net Premiums as of the date it receives such premium at its Service Center according to the Owner's current premium allocation instructions, unless otherwise specified.



     Certain states require PLACA to refund all payments (less any partial withdrawals and indebtedness) in the event the Owner cancels the Policy during the Free-Look period. See "Free-Look Privileges." In those states, PLACA will allocate to the Money Market Subaccount any premiums the Owner requests be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date PLACA receives the Minimum Initial Premium. After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the application. PLACA invests all Net Premiums paid thereafter based on the allocation percentages then in effect.


     The values of the Subaccounts will vary with their investment experience and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule in light of market conditions and the Owner's overall financial objectives.


     Replacement of Existing Insurance. It may not be in the Owner's best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. The Owner should compare the existing insurance and the Policy carefully. The Owner should replace the existing insurance only when he or she determines that the Policy is better for him or her. The Owner may have to pay a surrender charge on the existing insurance, and the Policy will impose a new surrender charge period. The Owner should talk to his or her financial professional or tax adviser to make sure the exchange will be tax-free. If the owner surrenders the existing policy for cash and then buys the Policy, the Owner may have to pay a tax, including possibly a penalty tax, on the surrender. Because PLACA will not issue the Policy until it has received an initial premium from the Owner's existing insurance company, the issuance of the Policy may be delayed.


POLICY ACCOUNT VALUE

     The Policy Account Value is the total amount of value held under the Policy at any time. It is equal to the sum of the Policy's values in the Subaccounts, the Guaranteed Account and the Loan Account. The Policy Account Value minus any applicable Surrender Charge or Additional Surrender Charge is the Cash Surrender Value.

     The Policy Account Value and Cash Surrender Value will reflect the investment performance of the chosen Subaccounts, the crediting of interest for the Guaranteed Account and the Loan Account, any Net Premiums paid, any transfers, any partial withdrawals, any loans, any loan repayments, any loan interest paid, and any charges assessed in connection with the Policy.

     Calculation of Policy Account Value. The Policy Account Value is determined first on the Policy Date and thereafter at the close of each Valuation Day. On the Policy Date, the Policy Account Value equals the Net Premiums received less any Monthly Deductions on the Policy Date. On each Valuation Day after the Policy Date, the Policy Account Value is:

          1. Policy Account Value in each Subaccount, determined by multiplying the number of units of the Subaccount by the Subaccount's Unit Value on that date;

          2.  Policy Account Value in the Guaranteed Account; plus

          3.  Policy Account Value in the Loan Account.

     Determination of Number of Units for the Subaccounts. Allocated Net Premiums or Policy Account Value transferred to a Subaccount are used to purchase units of that Subaccount; units are redeemed when amounts are deducted, transferred or withdrawn. The number of units of a Subaccount at any time equals the number of units purchased minus the number of units redeemed up to such time. For each

Subaccount, the number of units purchased or redeemed in connection with a particular transaction is determined by dividing the dollar amount by the unit value.

     Determination of Unit Value. The unit value of a Subaccount on any Valuation Day is equal to the unit value on the immediately preceding Valuation Day multiplied by the Net Investment Factor for that Subaccount on that Valuation Day.

     Net Investment Factor. The Net Investment Factor for each Subaccount measures the investment performance of a Subaccount. The factor increases to reflect investment income and capital gains, realized and unrealized, for the shares of the underlying Portfolio. The factor decreases to reflect any capital losses, realized or unrealized, for the shares of the underlying Portfolio as well as the asset charge for mortality and expense risks.

POLICY DURATION


     Policy Lapse. The Policy will remain in force as long as the Net Cash Surrender Value of the Policy is sufficient to pay the Monthly Deductions and other charges under the Policy. When the Net Cash Surrender Value is insufficient to pay the charges and the Grace Period expires without an adequate premium payment by the Owner, the Policy may lapse and terminate without value. Notwithstanding the foregoing, during the first three Policy Years the Policy will not lapse if the Minimum Guarantee Premium has been paid.


     The Policy provides for a 61-day Grace Period that is measured from the date on which notice is sent by PLACA indicating that the Grace Period has begun. Thus, the Policy does not lapse, and the insurance coverage continues, until the expiration of this Grace Period. To prevent lapse, the Owner must, during the Grace Period, make a premium payment equal to three Monthly Deductions. The notice sent by PLACA will specify the payment required to keep the Policy in force.

     Reinstatement. A Policy that lapses may be reinstated at any time within three years (or longer period required in a particular state) after the expiration of the Grace Period and before the Final Policy Date by submitting evidence of the Insured's insurability satisfactory to PLACA and payment of an amount sufficient to keep the Policy in force for at least three months following the date that the reinstatement application is approved. Upon reinstatement, the Policy Account Value is based upon the premium paid to reinstate the Policy. A reinstated Policy has the same Policy Date as it had prior to the lapse.

TRANSFERS OF POLICY ACCOUNT VALUE


     Transfers. The Owner may transfer the Policy Account Value between and among the Subaccounts and the Guaranteed Account by making a transfer request to PLACA. The amount transferred must be at least $1,000, unless the total value in an account is less than $1,000, in which case the entire amount may be transferred.



     After 12 transfers have been made in any Policy Year, a $25 transfer charge will be deducted from each transfer during the remainder of such Policy Year. All transfers included in each telephone, fax, e-mail, or written request are treated as one transfer. Transfers (other than transfers from Guaranteed Account Value) are made as of the date PLACA receives a written request at its Service Center. Transfers resulting from Policy loans, the exercise of exchange privileges, the reallocation from the Money Market Subaccount following the 15-day period after the Issue Date, Dollar-Cost Averaging and Automatic Asset Rebalancing, are not subject to a transfer charge and do not count as one of the 12 "free" transfers in any Policy Year. Under present law, transfers are not taxable transactions.



     Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Subaccounts. If a pattern of excessive trading by an Owner or the Owner's agent develops, PLACA reserves the right not to process the transfer request. If a transfer request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

     Special Transfer Right. During the first two years following the Issue Date, the Owner may, on one occasion, transfer the entire Policy Account Value in the Subaccounts to the Guaranteed Account without a transfer charge and without such transfer counting toward the twelve transfers permitted without charge during a Policy Year.

     Conversion Privilege for Increase in Face Amount. During the first two years following an increase in Face Amount, the Owner may, on one occasion, without evidence of insurability, exchange the amount of the increase in Face Amount for a fixed-benefit permanent life insurance policy. Such an exchange may, however, have federal income tax consequences. (See "Tax Treatment of Policy Benefits.") Premiums under this new policy will be based on the Sex, Attained Age and Premium Class of the Insured on the effective date of the increase in the Face Amount of the Policy. The new policy will have the same Face Amount and Issue Date as the amount and effective date of the increase. PLACA will refund the monthly deductions for the increase made on each Policy Processing Day between the effective date of the increase to the date of conversion and the expense charge for such increase.


     Transfer Right for Change in Investment Policy of a Subaccount. If the investment policy of a Subaccount is materially changed, the Owner may transfer the portion of the Policy Account Value in such Subaccount to another Subaccount or to the Guaranteed Account without a transfer charge and without having such transfer count toward the twelve transfers permitted without charge during a Policy Year.



     Automatic Asset Rebalancing. Automatic asset rebalancing is a feature which, if elected, authorizes periodic transfers of Policy Account Values between the Subaccounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages. Election of this feature may be made in the application or at any time after the policy is issued by properly completing the election form and returning it to PLACA. The election may be revoked at any time. Rebalancing may be done quarterly or annually. Rebalancing terminates when the total value in the subaccounts is less than $1,000; a transfer is made; a change is made to the current premium allocation instructions; or PLACA receives a written request to terminate the program. PLACA reserves the right to suspend automatic asset rebalancing at any time, for any class of Policies, for any reason.


     Dollar-Cost Averaging. Dollar-Cost Averaging is a program which, if elected, enables the Owner to systematically and automatically transfer, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount or the Guaranteed Account. Transfers may not come from the Guaranteed Account. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of short term market fluctuations. PLACA, however, makes no guarantee that Dollar-Cost Averaging will result in a profit or protect against loss.

     Dollar-Cost Averaging may be elected for a period of 6, 12, 18, 24, 30 or 36 months. To qualify for Dollar-Cost Averaging, the following minimum amount of Policy Account Value must be allocated to a Subaccount: 6 months -- $3,000; 12 months -- $6,000; 18 months -- $9,000; 24 months -- $12,000; 30 months -- $15,000; 36 months -- $18,000. At least $500 must be transferred from the Subaccount each month. The amount required to be allocated to the Subaccount can be made from an initial or subsequent investment or by transferring amounts into the Subaccount from the other Subaccounts or from the Guaranteed Account (See "Transfers from Guaranteed Account."). Each monthly transfer is split among the Subaccounts or the Guaranteed Account based upon the percentages elected. Dollar-Cost Averaging may not be elected if Automatic Asset Rebalancing has been elected or if a policy loan is outstanding.

     Dollar-Cost Averaging may be elected in the application or by completing an election form and returning it to PLACA by the beginning of the month. When an election form is received, Dollar-Cost Averaging will commence on the first Policy Processing Day after the later of (a) the Policy Date; (b) the 15-day period when premiums are allocated to the Money Market Subaccount in certain states; and (c) when the Subaccount value equals or exceeds the greater of the minimum amount stated above and the amount of the first monthly transfer.

     Once Dollar-Cost Averaging transfers have commenced, they occur monthly on the Policy Processing Day until the specified number of transfers has been completed, or (a) a policy loan is requested, (b) the policy goes into the grace period, or (c) there is insufficient value in the Subaccount to make the transfer. The Owner may instruct PLACA in writing to cancel Dollar-Cost Averaging transfers at any time.

     Transfers made under the Dollar-Cost Averaging program do not count toward the twelve transfers permitted each Policy Year without imposing the Transfer Charge. PLACA reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner. Written notice will be sent to the Owner confirming each transfer and when the Dollar-Cost Averaging program is terminated. The Owner and agent are responsible for reviewing the confirmation to verify that the transfers are being made as requested.

FREE-LOOK PRIVILEGES

     Free-Look for Policy. The Policy provides for an initial Free-Look Period. The Owner may cancel the Policy until the latest of: (a) 45 days after Part I of the application for the Policy is signed, (b) 10 days after the Owner receives the Policy and (c) 10 days after PLACA mails the Notice of Withdrawal Right to the Owner. Upon giving written notice of cancellation and returning the Policy to PLACA's Service Center, to one of PLACA's other offices, or to the PLACA representative from whom it was purchased, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date the returned Policy is received by PLACA at its Service Center or the PLACA representative through whom the Policy was purchased; (ii) any Premium Expense Charges deducted from premiums paid; (iii) any Monthly Deductions charged against the accounts; (iv) any Mortality and Expense Risk charges deducted from the value of the net assets of the Subaccounts; and (v) any advisory fees or other expenses of the Fund. A refund of all premiums paid is made for Policy's delivered in states that require such a refund.

     Free-Look for Increase in Face Amount. Any requested increase in Face Amount is also subject to a Free-Look privilege. The Owner may cancel a requested increase in Face Amount until the latest of: (a) 45 days after the application for the increase is signed; (b) 10 days after the Owner receives the new Policy Schedule pages reflecting the increase; and (c) 10 days after PLACA mails the Notice of Withdrawal Right to the Owner. Upon requesting cancellation of the increase, an amount equal to all cost of insurance charges attributable to the increase plus the Face Amount Increase Charge will be credited to the accounts in the same proportion as they were deducted, unless the Owner requests a refund of such amount.

LOAN PRIVILEGES

     General. The Owner may at any time after the Issue Date borrow money from PLACA using the Policy Account Value as the security for the loan. The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum required in a particular state) but not exceeding the Policy's Net Cash Surrender Value on the date of the loan. While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest.


     Interest Rate Charged. Interest is charged on Policy loans at an effective annual rate of 6%. Interest is due at the end of each Policy Year. If interest is not paid when due, it is added to the loan balance and bears interest at the same rate, beginning 23 days after the Policy Anniversary. Unpaid interest is allocated based on the proportion that the Guaranteed Account Value and the Value of the Subaccounts under a Policy bear to the total unloaned Policy Account Value.



     Allocation of Loans and Collateral. The Owner may specify that PLACA transfer the amount of a Policy loan from specific Subaccounts, but may not request that PLACA transfer this amount from the Guaranteed Account. However if the Owner does not specify Subaccounts, PLACA will allocate the amount of a Policy loan among the Subaccounts and/or the Guaranteed Account based upon the proportion that the value of the Subaccounts and/or the Guaranteed Account Value bear to the total unloaned Policy Account Value at the time the loan is made.

     The collateral for a Policy loan is the loan amount plus accrued interest to the next Policy Anniversary, less interest at an effective annual rate of 4% which is earned to such Policy Anniversary. PLACA will deduct the collateral for the loan from each account based on the allocation described in the preceding paragraph and transfer this amount to the Loan Account. The collateral is recalculated: (a) when loan interest is repaid or added to loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made. A transfer to or from the Loan Account will be made to reflect any recalculation of collateral. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid interest added to the loan balance) minus any loan repayments.


     Interest Credited to Loan Account. As long as the Policy is in force, PLACA credits the amount in the Loan Account with interest at effective annual rates it determines, but not less than 4% or such higher minimum rate required under state law. The rate will apply to the calendar year which follows the date of determination. Loan interest credited is transferred to the Subaccounts or the Guaranteed Account: (a) when loan interest is added to the loaned amount;
(b) when a loan repayment is made; and (c) when a new loan is made. PLACA currently credits 4% interest annually to the amount in the Loan Account until the policy's 10th anniversary or until Attained Age 60, whichever is later, and 5.75% annually thereafter. The tax consequences of a Policy loan after the later of a Policy's 10th anniversary or Attained Age 60 are less clear. Owners should consult a tax adviser with respect to such consequences.


     Effect of Policy Loan. Policy loans, whether or not repaid, will have a permanent effect on the Policy Account Value, the Cash Surrender Value, and Net Cash Surrender Value and may permanently affect the Death Benefit under the Policy. The effect on the Policy Account Value and Death Benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy will be lower when the credited interest rate is less than the investment experience of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be. The Death Proceeds will be reduced by the amount of any outstanding Policy loan.

     Loan Repayments. An Owner may repay all or part of a Policy loan at any time while the Insured is alive and the Policy is in force. Unless prohibited by a particular state, PLACA will assume that any payments made while there is an outstanding loan is a loan repayment, unless it receives written instructions that the payment is a premium payment. Repayments up to the amount of the outstanding loan is allocated to the accounts based on the amount of the outstanding loan allocated to each account as of the date of repayment; any repayment in excess of the amount of the outstanding loan will be allocated to the accounts based on the amount of interest due on the portion of the outstanding loan allocated to each account. For this purpose, the amount of the interest due is determined as of the next Policy Anniversary. Failure to repay a loan or to pay loan interest will not cause the Policy to lapse unless the Net Cash Surrender Value on the Policy Processing Day is less than the monthly deduction due. (See "Policy Duration.")

     Tax Considerations. Any loans taken from a Modified Endowment Contract will be treated as a taxable distribution. In addition, with certain exceptions, a 10% additional income tax penalty will be imposed on the portion of any loan that is included in income. (See "Distributions from Policies Classified as Modified Endowment Contracts.") Depending upon the investment performance of the Subaccounts and the amounts borrowed, loans may cause the Policy to lapse. If the Policy is not a Modified Endowment Contract, lapse of the Policy with outstanding loans may result in adverse tax consequences. (See "Distributions from Policies Not Classified as Modified Endowment Contracts.")

SURRENDER PRIVILEGE


     At any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may surrender the Policy for its Net Cash Surrender Value. The Net Cash Surrender Value is determined by PLACA as of the date it receives, at its Service Center, a surrender request signed by the Owner.

Coverage under the Policy will end on the day the Owner mails or otherwise sends the written surrender request to PLACA at the Service Center. A surrender may have adverse federal income tax consequences. (See "Tax Treatment of Policy Benefits.")

PARTIAL WITHDRAWAL PRIVILEGE

     After the first Policy Year, at any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may withdraw a portion of the Policy's Net Cash Surrender Value. The minimum amount which may be withdrawn is $1,500. A withdrawal charge will be deducted from the Policy Account Value. A partial withdrawal will not result in the imposition of surrender charges.


     The Owner may specify that PLACA allocate the withdrawn amount and withdrawal charge from specific Subaccounts but may not request that PLACA allocate this amount from the Guaranteed Account. If the Owner does not specify any Subaccounts, the withdrawn amount and withdrawal charge will be allocated based on the proportion that the Policy Account Value in the Subaccounts and the Guaranteed Account Value bear to the total unloaned Policy Account Value.


     The effect of a partial withdrawal on the Death Benefit and Face Amount will vary depending upon the Death Benefit Option in effect and whether the Death Benefit is based on the applicable percentage of Policy Account Value. (See "Death Benefit Options.")

     Option A. The effect of a partial withdrawal on the Face Amount and Death Benefit under Option A can be described as follows:

          If the Death Benefit equals the Face Amount, a partial withdrawal will reduce the Face Amount and the Death Benefit by the amount of the partial withdrawal.

          For the purposes of this illustration (and the following illustrations of partial withdrawals), assume that the Attained Age of the Insured is under 40 and there is no indebtedness. The applicable percentage is 250% for an Insured with an Attained Age under 40.

          Under Option A, a contract with a Face Amount of $300,000 and a Policy Account Value of $30,000 will have a Death Benefit of $300,000. Assume that the policyowner takes a partial withdrawal of $10,000. The partial withdrawal will reduce the Policy Account Value to $19,975
     ($30,000 - $10,000 - $25) and the Death Benefit and Face Amount to $290,000 ($300,000 - $10,000).

          If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, the Face Amount will be reduced by an amount equal to the amount of the partial withdrawal. The Death Benefit will be reduced to equal the greater of (a) the Face Amount after the partial withdrawal, and (b) the applicable percentage of the Policy Account Value after deducting the amount of the partial withdrawal and expense charge.

          Under Option A, a policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000. Assume that the policyowner takes a partial withdrawal of $49,975. The partial withdrawal will reduce the Policy Account Value to $250,000
     ($300,000 - $49,975 - $25) and the Face Amount to $250,025
     ($300,000 - $49,975). The Death Benefit is the greater of (a) the Face Amount of $250,025 and (b) the applicable percentage of the Policy Account Value $625,000 ($250,000 x 2.5). Therefore, the Death Benefit will be $625,000.

          Any decrease in Face Amount due to a partial withdrawal will first reduce the most recent increase in Face Amount, then the most recent increases, successively, and lastly, the Initial Face Amount.

     Option B. The Face Amount will never be decreased by a partial withdrawal. A partial withdrawal will, however, always decrease the Death Benefit.

          If the Death Benefit equals the Face Amount plus the Policy Account Value, a partial withdrawal will reduce the Policy Account Value by the amount of the partial withdrawal and expense charge and thus the Death Benefit will also be reduced by the amount of the partial withdrawal and the expense charge.

          Under Option B, a policy with a Face Amount of $300,000 and a Policy Account Value of $90,000 will have a Death Benefit of $390,000 ($300,000 + $90,000). Assume the policyowner takes a partial withdrawal of $20,000. The partial withdrawal will reduce the Policy Account Value to $69,975
     ($90,000 - $20,000 - $25) and the Death Benefit to $369,975 ($300,000 +
     $69,975). The Face Amount is unchanged.

          If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, The Death Benefit will be reduced to equal the greater of (a) the Face Amount plus the Policy Account Value after deducting the partial withdrawal and expense charge and (b) the applicable percentage of Policy Account Value after deducting the amount of the partial withdrawal and the expense charge.

          Under Option B, a policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000 ($300,000 x 2.5). Assume the policyowner takes a partial withdrawal of $149,975. The partial withdrawal will reduce the Policy Account Value to $150,000 ($300,000 - $149,975 - $25) and the Death Benefit to the greater of (a) the Face Amount plus the Policy Account Value $450,000 ($300,000 + $150,000) and (b) the Death Benefit based on the applicable percentage of the Policy Account Value $375,000 ($150,000 x 2.5). Therefore, the Death Benefit will be $450,000. The Face Amount is unchanged.

     Because a partial withdrawal can affect the Face Amount and the Death Benefit as described above, a partial withdrawal may also affect the Net Amount at Risk which is used to calculate the cost of insurance charge under the Policy. (See "Cost of Insurance.") A request for partial withdrawal may not be allowed if, or to the extent that, such withdrawal would reduce the Face Amount below the Minimum Face Amount for the Policy. Also, if a partial withdrawal would result in cumulative premiums exceeding the maximum premium limitations applicable under the Code for life insurance, PLACA will not allow such partial withdrawal.

     A partial withdrawal of Net Cash Surrender Value may have federal income tax consequences. (See "Tax Treatment of Policy Benefits.")

ACCELERATED DEATH BENEFIT

     Applicants residing in states that have approved the Accelerated Death Benefit rider (the "ADB rider") may elect to add it to their Policy at issue, subject to PLACA receiving satisfactory additional evidence of insurability. The ADB rider is not yet available in all states and the terms under which it is available may vary from state-to-state. There is no assurance that the ADB rider will be approved in all states or that it will be approved under the terms described herein.

     The ADB rider permits the Owner to receive, at his or her request and upon approval by PLACA, an accelerated payment of part of the Policy's Death Benefit when one of the following two events occurs:

          1. Terminal Illness. The Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or

          2. Permanent Confinement to a Nursing Care Facility. The Insured has been confined to a Nursing Care Facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

     There is no charge for adding the ADB rider to a Policy. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.

     Tax Consequences of the ADB Rider. The federal income tax consequences associated with adding the ADB rider or receiving the accelerated death benefit are uncertain. Accordingly, Owners should consult a tax adviser before adding the ADB rider to a Policy or requesting an accelerated death benefit.

     Amount of the Accelerated Death Benefit. The ADB rider provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the Eligible Death Benefit less 25% of any outstanding policy loans and accrued interest. The ADB rider also restricts the total of the accelerated death benefits paid from all life insurance policies issued to an Owner by PLACA and its subsidiaries to $250,000. This $250,000 maximum may be increased, as provided in the ADB rider, to reflect inflation.

     The term Eligible Death Benefit under the ADB rider means: the Insurance Proceeds payable under a Policy if the Insured died at the time a claim for an accelerated death benefit is approved by PLACA, minus:

          1. any Premium Refund payable at death if the Insured died at such time; and

          2. any insurance payable under the terms of any other rider attached to a Policy.


     An Owner must submit written notice to request the accelerated death benefit. The Owner may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay premiums and policy loan interest. There are no restrictions on the Owner's use of the benefit. An Owner may elect to receive the accelerated death benefit payment as a lump sum or in 12 or 24 equal monthly installments. If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Insurance Proceeds under the Policy will be paid to the Beneficiary in a lump sum.


     Conditions for Receipt of the Accelerated Death Benefit. In order to receive an accelerated death benefit payment, a Policy must be in force other than as Extended Term Insurance and an Owner must submit due proof of eligibility and a completed claim form to PLACA at its Home Office. Due proof of eligibility means a written certification (described more fully in the ADB rider) in a form acceptable to PLACA, from a treating physician stating that the Insured has a Terminal Illness or is expected to be permanently confined in a Nursing Care Facility.

     PLACA may request additional medical information from an Owner's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment of the accelerated death benefit. PLACA will not approve a claim for an accelerated death benefit payment if a Policy is assigned in whole or in part, if the Terminal Illness or Permanent Confinement is the result of intentionally self-inflicted injury or if the Owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit.


     Operation of the ADB Rider. The accelerated death benefit is made in the form of a policy loan up to the amount of the maximum loan available under a Policy at the time the claim is approved, resulting in a policy loan being made in the amount of the requested benefit. This policy loan operates as would any loan under the Policy.



     To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the Death Benefit payable under the Policy (the "death benefit lien") in the amount of this advance. Interest will accrue daily, at a rate determined as described in the ADB rider, on the amount of this advance and upon the death of the Insured the amount of the advance and accrued interest thereon will be subtracted from the amount of Insurance Proceeds.



     Effect on Existing Policy. The Insurance Proceeds otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any death benefit lien and accrued interest thereon. In addition, if the Owner makes a request for a surrender, a policy loan or a withdrawal, the Policy's Net Cash Surrender Value and Loan Value will be reduced by the amount of any outstanding death benefit lien plus accrued interest. Therefore, depending upon the size of the death benefit lien, this may result in the Net Cash Surrender Value and the Loan Value being reduced to zero.

     Premiums and policy loan interest must be paid when due. However, if requested with the accelerated death benefit claim, future Periodic Planned Premiums and policy loan interest may be paid automatically through additional accelerated death benefits.


     In addition to lapse under the applicable provisions of the Policy, a Policy will also terminate on any Policy Anniversary when the death benefit lien exceeds the Insurance Proceeds at Death.

                             CHARGES AND DEDUCTIONS

     Charges will be deducted in connection with the Policy to compensate PLACA for (a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy. In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of the contracts.

PREMIUM EXPENSE CHARGE

     Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge which consists of:

     Premium Tax Charge. Various states and some of their subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state but range from 0% to 4%. A deduction of a percentage of the premium will be made from each premium payment. The applicable percentage will be based on the rate for the Insured's residence. No premium tax charge is deducted in jurisdictions that impose no premium tax.

     Percent of Premium Sales Charge. A 2% of premium charge will be deducted from each premium payment to partially compensate PLACA for the cost of selling the Policy. Currently, PLACA deducts the percent of premium sales charge from each premium payment until the cumulative amount deducted equals PLACA's current maximum premium sales charge. The current maximum sales charge is equal to 20% of one Target Premium established at issue. The Target Premium varies by Issue Age and Sex of the Insured and the Policy's Face Amount at issue. However, if an Owner increases the Face Amount, PLACA will establish a new maximum amount corresponding to the amount of the increase. Premium payments made on or after the effective date of the increase are allocated between the Initial Face Amount and the increase using the ratio of the Guideline Annual Premiums as described under Surrender Charge. However, PLACA reserves the right to deduct the entire 2% charge from each premium payment at any time during the life of the policy.

     Federal Tax Charge. PLACA will deduct 1.25% from each premium payment to cover the cost of federal taxes resulting from its receipt of such premium payment under the Policy. Section 848 of the Code ties PLACA's corporate tax liability (i.e., "tax burden"), in part, to the receipt of such premium payments. PLACA represents that this charge is reasonable in relation to its increased tax burden under Section 848 of the Code. In addition, PLACA reserves the right to change the amount of this charge if the applicable federal tax law changes PLACA's tax burden.

SURRENDER CHARGES

     A Surrender Charge, which consists of a Deferred Administrative Charge and a Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the 10th Policy Year. A portion of this Surrender Charge will be deducted if the Owner decreases the Initial Face Amount before the end of the 10th Policy Year. An Additional Surrender Charge, which is an Additional Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time within 10 years after the effective date of an increase in Face Amount. A portion of an Additional Surrender Charge also is deducted if the related increment of Face Amount is decreased within 10 years after such increase took effect.

     These surrender charges are designed partially to compensate PLACA for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of applications for insurance, processing of the applications, establishing policy records and Policy issue. PLACA does not expect the surrender charges to cover all of these costs. To the extent that they do not, PLACA will cover the short-fall from its general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

     Deferred Administrative Charge. The Deferred Administrative Charge is as follows:

                                               CHARGE PER $1,000 FACE AMOUNT
                                              --------------------------------
                                                         ISSUE AGES
                                              --------------------------------
                POLICY YEAR                    1-5      15       25      35-80
                -----------                   -----    -----    -----    -----
1-6.........................................  $2.00    $3.00    $4.00    $5.00
7...........................................   1.60     2.40     3.20     4.00
8...........................................   1.20     1.80     2.40     3.00
9...........................................   0.80     1.20     1.60     2.00
10..........................................   0.40     0.60     0.80     1.00
11..........................................      0        0        0        0

     For Issue Ages not shown, the charge increase pro rata for each full year.

     Deferred Sales Charge. The Deferred Sales Charge will not exceed the Maximum Deferred Sales Charge specified in the Policy. During Policy Years 1 through 6, this maximum equals 60% of the Target Premium for the Initial Face Amount. It equals 48% of that premium during Policy Year 7, 36% during Policy Year 8, 24% during Policy Year 9, 12% during Policy Year 10, and 0% during Policy Years 11 and later. The Deferred Sales Charge actually imposed will equal the lesser of this maximum and an amount equal to 28% of all premiums actually received during the first Policy Year up to one Target Premium plus 7% of all other premiums paid to the date of surrender or lapse, less any Deferred Sales Charge previously paid at the time of a prior decrease in Face Amount.

     Additional Deferred Sales Charge. An Additional Deferred Sales Charge is associated with each increase in Face Amount. Each Additional Deferred Sales Charge is calculated in a manner similar to the Deferred Sales Charge associated with the Initial Face Amount. The Maximum Additional Deferred Sales Charge for an increase in Face Amount is 60% of the Target Premium for that increase. This maximum remains level for six years following the effective date of an increase. It equals 48% of that premium during the seventh year, and declines by 12% per year to 0% by the beginning of the 11th year after the effective date of the increase. The Additional Deferred Sales Charge actually deducted is the lesser of this maximum and 28% of premiums received up to the first Target Premium for that increase, during the first twelve months after an increase and 7% of all premiums attributable to that increase thereafter, less any Additional Deferred Sales Charge for such increase previously paid at the time of a decrease in Face Amount.

     Allocation of Policy Account Value and Subsequent Premium Payments. A special method is used to allocate a portion of the existing Policy Account Value to an increase in Face Amount and to allocate subsequent premium payments between the Initial Face Amount and the increase. The Policy Account Value is allocated according to the ratio between the Guideline Annual Premium for the Initial Face Amount and the Guideline Annual Premium for the total Face Amount on the effective date of the increase before any deductions are made. For example, if the Guideline Annual Premium is equal to $4,500 before an increase and is equal to $6,000 after an increase, the Policy Account Value on the effective date of the increase would be allocated 75% ($4,500/$6,000) to the Initial Face Amount and 25% to the increase. Premium payments made on or after the effective date of the increase are allocated between the Initial Face Amount and the increase using the same ratio as is used to allocate the Policy Account Value. In the event that there is more than one increase in Face Amount, Guideline Annual Premiums for each increment of Face Amount are used to allocate Policy Account Values and subsequent premium payments among the various increments of Face Amounts.

     Surrender Charge Upon Decrease in Face Amount. A surrender charge may be deducted on a decrease in Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. If there have been no increases in Face Amount, the fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the Surrender Charge. If more than one Surrender Charge is in effect (i.e., pursuant to one or more increases in Face Amount), the surrender charge will be applied in the following order: (1) the most recent increase followed by (2) the next most recent increases, successively, and (3) the Initial Face Amount. Where a decrease causes a partial reduction in an increase or in the Initial Face Amount, a proportionate share of the Surrender Charge for that increase or for the Initial Face Amount will be deducted.

     Allocation of Surrender Charges. The Surrender Charge and any Additional Surrender Charge will be deducted from the Policy Account Value. For surrender charges resulting from Face Amount decreases, that part of any such surrender charge will reduce the Policy Account Value and will be allocated among the accounts based on the proportion that the value in each of the Subaccounts and the Guaranteed Account Value bear to the total unloaned Policy Account Value.

MONTHLY DEDUCTIONS

     Charges will be deducted from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate PLACA for administrative expenses and for the insurance coverage provided by the Policy. The Monthly Deduction consists of three components -- (a) the cost of insurance, (b) monthly administrative charges, and (c) the cost of any additional benefits provided by rider. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction may vary in amount from month to month. The Monthly Deduction is deducted from the Subaccounts and the Guaranteed Account in accordance with the allocation percentages for Monthly Deductions chosen by the Owner at the time of application, or as later changed by PLACA pursuant to the Owner's written request. If PLACA cannot make a monthly deduction on the basis of the allocation schedule then in effect, PLACA makes the deduction based on the proportion that the Owner's Guaranteed Account Value and the value in the Owner's Subaccounts bear to the total unloaned Policy Account Value.

     Cost of Insurance. Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary. PLACA will determine the monthly Cost of Insurance Charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each Policy Month.

     The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy Account Value. The Net Amount at Risk is determined separately for the Initial Face Amount and any increases in Face Amount. In determining the Net Amount at Risk for each increment of Face Amount, the Policy Account Value is first considered part of the Initial Face Amount. If the Policy Account Value exceeds the Initial Face Amount, it is considered as part of any increases in Face Amount in the order such increases took effect.

     A cost of insurance is also determined separately for the Initial Face Amount and any increases in Face Amount. In calculating the cost of insurance charge, the rate for the Premium Class on the Policy Date is applied to the Net Amount at Risk for the Initial Face Amount. For each increase in Face Amount, the rate for the Premium Class applicable to the increase is used. If, however, the Death Benefit is calculated as the Policy Account Value times the specified percentage, the rate for the Premium Class for the most recent Face Amount Increase will be used for the amount of the Death Benefit in excess of the total Face Amount.


     Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges paid by the Owner. PLACA expects to profit from Cost of Insurance Charges and may use these profits for any lawful purpose including covering distribution expenses.


     Cost of Insurance Rate. The cost of insurance rate is based on the Attained Age, Sex, Premium Class of the Insured and Duration. The actual monthly cost on insurance rates will be based on PLACA's expectations as to future mortality and expense experience. They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy. These guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table. For Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum Cost of

Insurance Charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners Standard Ordinary Mortality Table NB and SB. Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class and Duration.

     Premium Class. The Premium Class of the Insured will affect the cost of insurance rates. PLACA currently places Insureds into standard classes and classes with extra ratings, which reflect higher mortality risks. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance than an Insured in a class with extra ratings. The standard Premium Class is divided into three categories: smoker, nonsmoker and preferred. The preferred Premium Class is only available if the Face Amount equals or exceeds $100,000. Nonsmoking insureds will generally incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class. Preferred Insureds will generally incur lower cost of insurance rates than Insureds who are classified as nonsmokers.


     Since the nonsmoker designation is not available for Insureds under Attained Age 21, shortly before an Insured attains age 21, PLACA may notify the Insured about possible classification as a nonsmoker. If the Insured does not qualify as a nonsmoker or does not respond to the notification, cost of insurance rates will remain as shown in the Policy. However, if the insured does respond to the notification and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.


     Monthly Administrative Charges. A Monthly Administrative Charge (presently $7.50) is deducted from the Policy Account Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction. This charge may be increased, but in no event will it be greater than $12 per month. This charge is intended to reimburse PLACA for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.

     Additional Benefit Charges. The Monthly Deduction will include charges for any additional benefits added to the Policy. The monthly charges will be specified in the applicable rider.

FACE AMOUNT INCREASE CHARGE

     If the Face Amount is increased, an increase charge will be deducted from the Policy Account Value on the effective date of such increase. This charge, equal to $100 plus $1.00 per $1,000 of Face Amount increase, will be deducted from the accounts based on the allocation schedule for Monthly Deductions in effect at such time. This charge may be increased, but in no event will it be greater than $100 plus $3.00 per $1,000 Face Amount increase. This charge is intended to reimburse PLACA for administrative expenses in connection with the Face Amount increase, including medical exams, review of the application for the increase, underwriting decisions and processing of the application, and changing Policy records and the Policy.

PARTIAL WITHDRAWAL CHARGE

     A charge of $25 will be deducted from the Policy Account Value for each partial withdrawal of Net Cash Surrender Value. This charge is intended to compensate PLACA for the administrative costs in effecting the requested payment and in making all calculations which may be required by reason of the partial withdrawal.

TRANSFER CHARGE

     After twelve transfers have been made in any Policy Year, a transfer charge of $25 will be deducted for each transfer during the remainder of such Policy Year to compensate PLACA for the costs of processing such transfers.

     The transfer charge will be deducted from the amount being transferred. The transfer charge will not apply to transfers resulting from Policy loans, Automatic Asset Rebalancing, Dollar-Cost Averaging, the exercise of special transfer rights and the initial reallocation of account values from the Money Market

Subaccount to other Subaccounts. These transfers will not count against the twelve free transfers in any Policy Year.

MORTALITY AND EXPENSE RISK CHARGE

     A daily charge will be deducted from the value of the net assets of the Separate Account to compensate PLACA for mortality and expense risks assumed in connection with the Policy. This charge will be deducted at an annual rate of 0.65% (or a daily rate of 0.001781%) of the average daily net assets of each Subaccount. This charge may be increased, but in no event will it be greater than an annual rate of 0.90% of the average daily net assets of the Separate Account. The mortality risk assumed by PLACA is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.

     If the Mortality and Expense Risk Charge proves insufficient, PLACA will provide for all death benefits and expenses and any loss will be borne by PLACA. Conversely, PLACA will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expenses under the Policies.

OTHER CHARGES

     The Subaccounts purchase shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios. The fees and expenses for the Funds and their Portfolios are described briefly in connection with a general description of each Fund. More detailed information is contained in the Funds' Prospectuses which are attached to or accompany this Prospectus.

                             THE GUARANTEED ACCOUNT

     An Owner may allocate some or all of the Net Premiums and transfer some or all of the Policy Account Value to the Guaranteed Account, which is part of PLACA's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 4%). The principal, after deductions, is also guaranteed. PLACA's General Account supports its insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor PLACA's General Account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither PLACA's General Account, the Guaranteed Account, nor any interest therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts which are included in this Prospectus are for prospective Owners' information and have not been reviewed by the SEC. However, such disclosures may be subject to certain general applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of the Policy Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of PLACA's General Account, PLACA assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to PLACA's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 4%. PLACA will credit the Guaranteed Account Value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since PLACA, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Guaranteed Account will be credited with different current interest rates. The interest rate to be credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which such amount is received or transferred. At the end of the calendar year, PLACA reserves the right to declare a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on such amount and accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of PLACA. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Amounts deducted from the Guaranteed Account for partial withdrawals, Policy loans, transfers to the Separate Account, Monthly Deductions or other changes are currently, for the purpose of crediting interest, accounted for on a last in, first out ("LIFO") method.

     PLACA reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4% per annum or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which such amount is received or transferred).

     Calculation of Guaranteed Account Value. The Guaranteed Account Value at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred or withdrawn from it.

     Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows: for amounts in the account for the entire Policy Month, from the beginning to the end of the month; for amounts allocated to the account during the prior Policy Month, from the date the Net Premium or loan repayment is allocated to the end of the month; for amounts transferred to the account during the Policy Month, from the date of transfer to the end of the month; and for amounts deducted or withdrawn from the account during the prior Policy Month, from the beginning of the month to the date of deduction or withdrawal.

     Surrenders and partial withdrawals from the Guaranteed Account may be delayed for up to six months. (See "Payment of Policy Benefits.")

TRANSFERS FROM GUARANTEED ACCOUNT


     Within 30 days prior to or following any Policy Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the value of such account if the value of such account exceeds $1,000 or, if less, then the entire Guaranteed Account Value may be transferred on the applicable Policy Anniversary. If the request for such transfer is received within 30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary; if the request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date PLACA receives the written request at its Administrative Office.

                            OTHER POLICY PROVISIONS

BENEFIT PAYABLE ON FINAL POLICY DATE

     If the Insured is living on the Final Policy Date (at Insured's Attained Age 100), PLACA will pay the Owner the Policy Account Value less any outstanding Policy loan and accrued interest and any unpaid Monthly Deductions. Insurance coverage under the Policy will then end. Payment will generally be made within seven days of the Final Policy Date.

PAYMENT OF POLICY BENEFITS

     Insurance Proceeds under a Policy will ordinarily be paid to the Beneficiary within seven days after PLACA receives proof of the Insured's death at its Administrative Office and all other requirements are satisfied. Insurance Proceeds will be paid in a single sum unless an alternative settlement option has been selected.

     If Insurance Proceeds are payable in a single sum, interest at the annual rate of 3% or any higher rate declared by PLACA or required by law is paid on the Insurance Proceeds from the date of death until payment is made.


     Any amounts payable as a result of surrender, partial withdrawal, or Policy loan will ordinarily be paid within seven days of receipt of the payment request at PLACA's Administrative Office in a form satisfactory to PLACA.



     Generally, the amount of a payment from the Separate Account will be determined as of the date of receipt by PLACA of all required documents. However, PLACA may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of PLACA policyholders. As to amounts allocated to the Guaranteed Account, PLACA may defer payment of any withdrawal or surrender of Net Cash Surrender Value and the making of a loan for up to six months after PLACA receives a request at its Administrative Office. PLACA will allow interest, at a rate of 3% a year, on any payment PLACA defers for 30 days or more as described above.


     The Owner may decide the form in which proceeds will be paid. During the Insured's lifetime, the Owner may arrange for the Insurance Proceeds to be paid in a lump sum or under a Settlement Option. These choices are also available upon surrender of the Policy for its Net Cash Surrender Value and for payment of the Policy Account Value on the Final Policy Date. If no election is made, payment will be made in a lump sum. The Beneficiary may also arrange for payment of the Insurance Proceeds in a lump sum or under a Settlement Option. If the Beneficiary is changed, any prior arrangements with respect to the Payment Option will be canceled.

THE POLICY

     The Policy and the application(s) attached thereto are the entire contract. Only statements made in the applications can be used to void the Policy or deny a claim. PLACA assumes that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. PLACA relies on those statements when it issues or changes a Policy. Only the President or a Vice President of PLACA can agree to change or waive any provisions of the Policy and only in writing. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

OWNERSHIP

     The Owner is the Insured unless a different Owner is named in the application or thereafter changed. While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by PLACA. If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided.

BENEFICIARY

     The Beneficiary is designated in the application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by written notice to PLACA. Any Insurance Proceeds for which there is not a designated Beneficiary surviving at the Insured's death are payable in a single sum to the Insured's executors or administrators.

CHANGE OF OWNER OR BENEFICIARY

     As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to PLACA. If two or more persons are named as Beneficiaries, those surviving the Insured will share the Insurance Proceeds equally, unless otherwise stated. The change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by PLACA. PLACA will not be responsible for any payment made or action taken before it receives the written request. A change in the Policy's ownership may have federal income tax consequences. (See "Tax Treatment of Policy Benefits.")


TELEPHONE, FAX, AND E-MAIL REQUESTS



     In addition to written requests, PLACA may accept telephone, fax, and e-mail instructions from the Owner or an authorized third party regarding transfers, Dollar-Cost Averaging, Automatic Asset Rebalancing, loans (excluding 403(b) plans), exercise of the Special Transfer Right, and Partial Withdrawals (fax and e-mail only), provided the appropriate election has been made at the time of application or proper authorization is provided to PLACA. PLACA reserves the right to suspend telephone, fax, and/or e-mail privileges at any time for any class of policies, for any reason.



     PLACA will employ reasonable procedures to confirm that instructions communicated by telephone, fax, or e-mail are genuine, and if PLACA follows such procedures, it will not be liable for any losses due to authorized or fraudulent instructions. PLACA, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures PLACA will follow for telephone, fax, and e-mail transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.



     Telephone, fax, and e-mail may not always be available. Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or PLACA's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the processing of a request. Although PLACA has taken precautions to help its systems handle heavy use, PLACA cannot promise complete reliability under all circumstances. If problems arise, the request should be made by writing to the Service Center.


SPLIT DOLLAR ARRANGEMENTS

     The Owner or Owners may enter into a Split Dollar Arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Policy Proceeds) are split between the parties. There are different ways of allocating such rights.

     For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Net Cash Surrender Value. The employee may designate the Beneficiary to receive any Death Proceeds in excess of the Net Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the Death Proceeds the amount which he would have been entitled to receive upon surrender of the policy and the employee's Beneficiary would receive the balance of the proceeds.


     No transfer of Policy rights pursuant to a Split Dollar Arrangement will be binding on PLACA unless in writing and received by PLACA. The IRS has recently issued guidance regarding the tax treatment of split dollar arrangements.


     The parties who elect to enter into a Split Dollar Arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement.

PROTECTION OF PROCEEDS

     Beneficiaries generally may not pledge or otherwise encumber or alienate payments under this Policy before they are due.

ASSIGNMENTS

     The Owner may assign any and all rights under the Policy. No assignment binds PLACA unless in writing and received by PLACA at it's Administrative Office. PLACA assumes no responsibility for determining whether an assignment is valid and the extent of the assignee's interest. All assignments will be subject to any Policy loan. The interest of any Beneficiary or other person will be subordinate to any assignment. A Beneficiary may not commute, encumber, or alienate Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee. To the extent permitted by applicable laws, no right or benefit under the Policy will be subject to claims of creditors, except as may be provided by assignment.

MISSTATEMENT OF AGE AND SEX

     If the Insured's age or sex has been misstated in the application, the Death Benefit and any benefits provided by riders will be such as the most recent Monthly Deductions would have provided at the correct age and sex. No adjustment will be made to the Policy Account Value.

SUICIDE

     In the event of the Insured's suicide within two years from the Issue Date of the Policy (except where state law requires a shorter period) PLACA's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any Policy loan and accrued interest and any partial withdrawals.

     If the Insured commits suicide within two years (or shorter period required by state law) from the effective date of any Policy change which increases the Death Benefit, the amount which PLACA will pay with respect to the increase will be the Monthly Deductions for the cost of insurance attributable to such increase and the expense charge for the increase.

CONTESTABILITY


     PLACA has the right to contest the validity of a Policy based on material misstatements made in the application for the Policy or a change. However, PLACA will not contest the Policy (or any change) after it (or the change) has been in force during the Insured's lifetime for two years from the Policy Issue Date.


SETTLEMENT OPTIONS


     In lieu of a single sum payment on death or surrender, an election may be made to apply the proceeds under any one of the fixed-benefit Settlement Options provided in the Policy. A guaranteed interest rate of 3% per year applies to the options listed below. Additional interest may be declared each year by PLACA in its sole discretion. We may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates. Please refer to the Policy for more details. As part of PLACA's General Account assets, Settlement Options proceeds may be subject to claims of creditors.


     Proceeds at Interest Option. Left on deposit to accumulate with PLACA with interest payable at 12, 6, 3, or 1 month intervals, as elected at a rate of at least 3% per year.

     Installments of a Specified Amount Option. Payable in equal installments of the amount elected with PLACA's consent at 12, 6, 3, or 1 month intervals, as elected until proceeds applied under the Option and interest on the unpaid balance at 3% per year and any additional interest are exhausted.

     Installments for a Specified Period Option. Payable in the number of equal monthly installments set forth in the election. Payments may be increased by additional interest which would increase the installments certain. The guaranteed interest rate is 3% per year.

     Life Income Option. Payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the Option are exhausted, as elected.

     Joint and Survivor Life Income. Payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months, as elected.

                             SUPPLEMENTARY BENEFITS

     In addition to the ADB rider, the following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued. The cost of each rider is included in the monthly deduction.

     Disability Waiver Benefit. A Disability Waiver Benefit rider provides that in the event of the Insured's total disability before Attained Age 60 and continuing for at least six months, PLACA will apply a premium payment to the Policy on each Policy Processing Day during the first three Policy Years (the amount of the payment will be based on the Minimum Annual Premium). PLACA will also waive all monthly deductions after the commencement of and during the continuance of such total disability after the first three Policy Years.

     Disability Waiver of Premium Benefit. A Policy may include the Disability Waiver of Premium Benefit rider that provides that, in the event of the Insured's total disability before Attained Age 60 and continuing for at least 180 days, PLACA will apply a premium payment to the Policy on each Policy Processing Day prior to Insured's Attained Age 65 and while the Insured remains totally disabled.

     At the time of application, a monthly benefit amount is selected by the Owner. This amount is generally intended to reflect the amount of the premiums expected to be paid monthly. In the event of Insured's total disability the amount of the premium payment applied on each Policy Processing Day will be the lesser of: (a) the monthly benefit amount; or (b) the monthly average of the premium payments less partial withdrawals for the Policy since its Policy Date. An Owner cannot elect this rider and another disability waiver benefit rider with the same Policy.

     Change of Insured. A Change of Insured rider permits the Owner to change the Insured, subject to certain conditions and evidence of insurability. The Monthly Deduction for the cost of insurance is adjusted to that for the New Insured as of the effective date of the change.

     Children's Term Rider. A Children's Term Insurance rider provides level term insurance on each insured child until the earlier of age 25 of the child or the Policy Anniversary nearest the Insured's 65th birthday. When the term insurance expires on the life of an insured child, it may be converted without evidence of insurability to a whole life policy providing a level face amount of insurance and a level premium. The new policy may be up to five times the amount of the term insurance.

     The rider is issued to provide between $5,000 and $15,000 of term insurance on each insured child. Each insured child under a rider will have the same amount of insurance. This rider must be selected at the time of application for the Policy or an increase in Face Amount.

     Other Insured Convertible Term Life Insurance. An Other Insured Convertible Term Life Insurance rider provides additional term insurance on an insured other than the Insured, on whom the Insured has an insurable interest. This rider will terminate at the earlier of attained age 100 of the Other Insured or at the termination or maturity of the Policy. If the Policy is extended by the Final Policy Date Extension rider, the Convertible Term Life Insurance rider will terminate on the original maturity date.

     Final Policy Date Extension. A Final Policy Date Extension rider extends the Final Policy Date of a Policy 20 years from the original Final Policy Date. It may only be added on or after the anniversary nearest the younger insured's 90th birthday. There is no charge for adding this rider. The death benefit after the original Final Policy Date will be the Policy Account Value. All other riders attached and in effect on the original Final Policy Date will terminate on the original Final Policy Date.

     The tax consequences of (1) adding a Final Policy Date Extension rider to the Policy, and (2) the Policy continuing in force after the Insured's 100th birthday are uncertain. Prospective Owners and Owners considering the addition of a Final Policy Date Extension to a Policy should consult their own legal or other advisers as to such consequences.

                       FEDERAL INCOME TAX CONSIDERATIONS

INTRODUCTION

     The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon PLACA's understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY


     In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. The manner in which these requirements are to be applied to certain features of the Policy is not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied. Nevertheless, PLACA anticipates that a Policy should satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code, however, there is some uncertainty about the application of these requirements to the Policy, particularly if the Owner pays the full amount of premiums permitted under the Policy. In addition, if you elect the Accelerated Death Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear. Please consult a tax adviser on these consequences. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.


     In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an Owner to allocate premium payments and the Policy Account Value and the narrow investment objective of certain Portfolios, have not been explicitly addressed in published rulings. While PLACA believes that the Policies do not give Owners investment control over Separate Account assets, PLACA reserves the right to modify the Policies as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Policy.

     In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     In General. PLACA believes that the death benefit under a Policy should be excludible from the gross income of the beneficiary.

     Federal, state and local transfer, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. A tax adviser should be consulted on these consequences.

     Generally, the Owner will not be deemed to be in constructive receipt of the Policy Account Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

     Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven Policy years or seven years following a material change to the Policy. Certain changes in a Policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A reduction in the Death Benefit at any time below the lowest level of Death Benefit payable during the first seven Policy years could cause the Policy to become a Modified Endowment Contract. A current or prospective Owner should consult with a competent adviser to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

     Distributions Other Than Death Benefits from Modified Endowment Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

     - All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, are treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Owner's investment in the Policy only after all gain has been distributed.

     - Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed in same manner as surrenders and withdrawals.

     - A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary or designated beneficiary.

     If a Policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Policy within two years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

     Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than death benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

     Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with Policy loans after the later of the Policy's 10th anniversary or Attained Age 65 is less clear and a tax adviser should be consulted about such loans.

     Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

     Investment in the Policy. The Owner's investment in the Policy is generally the aggregate premium payments. When a distribution is taken from the Policy, the Owner's investment in the Policy is reduced by the amount of the distribution that is tax-free.

     Policy Loans. In general, interest on a Policy loan will not be deductible. Before taking out a Policy loan, an Owner should consult a tax adviser as to the tax consequences.

     Multiple Policies. All Modified Endowment Contracts that are issued by PLACA (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

     Accelerated Death Benefit Rider. The Federal income tax consequences associated with the Accelerated Death Benefit rider are uncertain. Owners should consult a qualified tax adviser about the consequences of requesting payment under this rider.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

     If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the Federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.

     The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. PLACA reports this cost (generally referred to as the "P.S. 58" cost) to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy Account Value is not taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

     Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

SPECIAL RULES FOR SECTION 403(b) ARRANGEMENTS

     If a Policy is purchased in connection with a section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. In addition, premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with the section 403(b) annuity, to comply with the requirements of section 403(b) of the tax law. A competent tax adviser should be consulted.

BUSINESS USES OF THE POLICY


     Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If an Owner is purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, he or she should consult a qualified tax adviser. The Internal Revenue Service has also recently issued new guidance on split dollar insurance plans. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.


OTHER TAX CONSIDERATIONS

     The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have a generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.


ALTERNATIVE MINIMUM TAX



     There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.


PLACA'S TAXES


     Under current Federal income tax law, PLACA is not taxed on the Separate Account's operations. Thus, currently PLACA does not deduct charges from the Separate Account for its Federal income taxes. PLACA reserves the right to charge the Separate Account for any future Federal income taxes that it may incur.


     Under current laws in several states, PLACA may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, PLACA may deduct charges for such taxes.

           POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

     Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly Cost of Insurance Charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these Tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class. (See "Monthly Deductions.") Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of such Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular Settlement Option will be the same for male and female Insureds. (See "Settlement Options.")

              LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

     In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that in other factual circumstances the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. The Policies offered by this Prospectus other than Policies issued in states which require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.

                                 VOTING RIGHTS

     All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding portfolios of the Funds. The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund. PLACA is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with its view of present applicable law, PLACA will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners. Fund shares held in each Subaccount for which no timely instructions from policyowners are received will be voted by PLACA in the same proportion as those shares in that Subaccount for which instructions are received.

     Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated. The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that account by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of a Portfolio for which Owners have no interest, PLACA will cast votes, for or against any matter, in the same proportion as Owners vote.

     If required by state insurance officials, PLACA may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Portfolios. In addition, PLACA may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that PLACA's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purposes, and the effect the change would have on PLACA. If PLACA does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

                               STANDARD & POOR'S


     "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PLACA and the Market Street Fund ("Market Street"). Neither the Policy nor the Equity 500 Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").


     S&P makes no representation or warranty, express or implied, to the owners of the Policy and the Equity 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Policy and the Equity 500 Index Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to PLACA and Market Street is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to PLACA, Market Street, the Policy, or the Equity 500 Index Portfolio. S&P has no obligation to take the needs of PLACA, Market Street, or the owners of the Policy or the Equity 500 Index Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the Equity 500 Index Portfolio or the timing of the issuance or sale of the Policy or the Equity 500 Index Portfolio or in the determination or calculation of the equation by which the Policy or the Equity 500 Index Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the Equity 500 Index Portfolio.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PLACA, MARKET STREET, OWNERS OF THE POLICY AND THE EQUITY 500 INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                    CHANGES TO THE SEPARATE ACCOUNT OR FUNDS

CHANGES TO SEPARATE ACCOUNT OPERATIONS

     The voting rights described in this Prospectus are created under applicable Federal securities laws and regulations. If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict such voting rights, PLACA reserves the right to proceed in accordance with any such changed laws or regulations.

     PLACA also reserves the right, subject to compliance with applicable law, including approval of Owners, if so required: (1) to transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account, (2) to create additional separate accounts, (3) to create Subaccounts from, or combine or remove Subaccounts from the Separate Account or other separate accounts, or to combine any two or more Subaccounts,
(4) to operate one or more of the Subaccounts as a management investment company under the 1940 Act, or in any other form permitted by law, (5) to deregister the unit investment trust under the 1940 Act; and (6) to modify the provisions of the Policies to comply with applicable laws.

CHANGES TO AVAILABLE PORTFOLIOS

     It is possible that PLACA may determine that one or more of the Portfolios may become unsuitable for investment by the corresponding Subaccount because of a change in investment policy, or a change in the tax laws, or because the shares or units are no longer available for investment or for any other reasonable cause. In that event, PLACA may seek to substitute the shares of another Portfolio or of a Portfolio of a Fund not currently available under the Policies. If required by law, the approval of the SEC and possibly one or more state insurance departments would be obtained.


     Each of the Funds sells its shares to the Separate Account in accordance with the terms of a participation agreement between it and PLACA. The termination provisions of those agreements vary. Should an agreement between PLACA and a Fund terminate, the Separate Account will not be able to purchase additional shares of that Fund. In that event, Owners would no longer be able to allocate Policy Account Value or Net Premium Payments to Subaccounts investing in Portfolios of that Fund. Additionally, in certain circumstances, it is possible that a Fund may refuse to sell its shares to the Separate Account despite the fact that the participation agreement between the Fund and PLACA has not been terminated. In such an event, PLACA will not be able to honor requests of Owners to allocate their Policy Account Value or Net Premium Payments to Subaccounts investing in shares of Portfolios of that Fund.



PLACA'S EXECUTIVE OFFICERS AND DIRECTORS



     PLACA is governed by a board of directors. The following table sets forth the name, address, and principal occupation during the past 5 years of each of PLACA's executive officers and directors. Unless otherwise noted, each person's address is c/o Provident Mutual Life Insurance Company, 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.


                   BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


NAME                    POSITION WITH PLACA          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----                    -------------------          ----------------------------------------
Robert W. Kloss        Chairman, President       1996 to present -- President and Chief Executive
                       and Chief Executive       Officer of Provident Mutual Life Insurance
                       Officer                   Company; 1999 to present -- Chairman of the
                                                 Board of Provident Mutual Life Insurance
                                                 Company; 1994 to 1996 -- President and Chief
                                                 Operating Officer of Provident Mutual Life
                                                 Insurance Company
James D. Kestner       Director                  1994 to present -- Vice President of Provident
                                                 Mutual Life Insurance Company

NAME                    POSITION WITH PLACA          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----                    -------------------          ----------------------------------------
Sarah C. Lange         Director                  2000 to present -- Senior Vice President and
                                                 Chief Investment Officer of Provident Mutual
                                                 Life Insurance Company; 1983 to 2000 -- Vice
                                                 President and Chief Investment Officer of
                                                 Provident Mutual Life Insurance Company
Alan F. Hinkle         Director, Vice            1996 to present -- Executive Vice President and
                       President and Actuary     Chief Actuary of Provident Mutual Life Insurance
                                                 Company; 1974 to 1996 -- Vice President and
                                                 Individual Actuary of Provident Mutual Life
                                                 Insurance Company
Joan C. Tucker*        Director and              1996 to present -- Executive Vice President,
                       Vice President            Corporate Operations of Provident Mutual Life
                                                 Insurance Company; 1996 -- Senior Vice
                                                 President, Insurance Operations of Provident
                                                 Mutual Life Insurance Company; 1993 to
                                                 1996 -- Vice President Individual Insurance
                                                 Operations at Provident Mutual Life Insurance
                                                 Company
Mary Lynn Finelli      Director                  1996 to present -- Executive Vice President and
                                                 Chief Financial Officer of Provident Mutual Life
                                                 Insurance Company; 1986 to 1996 -- Vice
                                                 President and Controller of Provident Mutual
                                                 Life Insurance Company
Mehran Assadi*         Director                  1998 to present -- Executive Vice President and
                                                 Chief Information Officer of Provident Mutual
                                                 Life Insurance Company; 1982 to 1998 -- Vice
                                                 President, Technology and Business Development
                                                 of St. Paul Company
Linda M. Springer      Director                  2000 to present -- Senior Vice President and
                                                 Controller of Provident Mutual Life Insurance
                                                 Company; 1996 to 2000 -- Vice President and
                                                 Controller of Provident Mutual Life Insurance
                                                 Company; 1995 to 1996 -- Assistant Vice
                                                 President and Actuary of Provident Mutual Life
                                                 Insurance Company
Stephen L. White       Vice President and        1995 to present -- Vice President and Actuary of
                       Actuary                   Provident Mutual Life Insurance Company
Michael Funck          Financial Reporting       1999 to present -- Assistant Vice President,
                       Officer                   Financial Reporting and Analysis of Provident
                                                 Mutual Life Insurance Company;
                                                 1999 -- Controller, TIG Insurance Group; 1997 to
                                                 1998 -- Assistant Controller, TIG Insurance
                                                 Group; 1996 to 1997 -- Senior Finance Manager,
                                                 TIG Insurance Group; 1996 -- Controller, TIG
                                                 Excess and Surplus Lines, Inc.
Rosanne Gatta          Treasurer                 1994 to present -- Vice President and Treasurer
                                                 of Provident Mutual Life Insurance Company


---------------
* The address is 300 Continental Drive, Newark, Delaware 19713


     PLACA holds the Separate Account's assets physically segregated and apart from the general account. PLACA maintains records of all purchases and sale of portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $10 million per occurrence and $20 million in the aggregate covering PLACA's officers and employees has been issued by Travelers Casualty and Surety Company of America.


                            DISTRIBUTION OF POLICIES

     Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell PLACA's variable life insurance policies, and who are also registered representatives of 1717 Capital Management Company ("1717") or registered representatives of broker/dealers who have Selling Agreements with 1717 or registered representatives of broker/dealers who have Selling Agreements with such broker/dealers. 1717, whose address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is a registered broker/dealer under the Securities Exchange Act of 1934 (the "1934

Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). 1717 was organized under the laws of Pennsylvania on January 22, 1969 and is an indirect wholly-owned subsidiary of PMLIC. 1717 acts as the principal underwriter of the Policies (as well as other variable life policies) pursuant to an Underwriting Agreement to which the Accounts, 1717 and PLACA are parties. 1717 retains no compensation as principal underwriter of the Policies. 1717 is also the principal underwriter of variable annuity contracts issued by PLACA and variable life and annuity contracts issued by PMLIC.


     PLACA pays sales commissions for the sale of the Policies. Under PLACA's distribution agreement with 1717, PLACA may pay the following sales expenses; general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. PLACA also pays for 1717's operating and other expenses. Commissions payable to registered representatives of a broker-dealer having a selling agreement with 1717, and/or to registered representatives of a broker-dealer having a selling agreement with these broker-dealers, may be paid to such broker-dealers on behalf of their registered representatives; these broker-dealers may retain a portion of the commissions. PLACA may pay additional compensation to these broker-dealers and/or reimburse them for portions of Policy sales expenses. Their registered representatives may receive a portion of the expense reimbursement allowance paid to these broker-dealers.


     The insurance underwriting and the determination of a proposed Insured's Premium Class and whether to accept or reject an application for a Policy is done by PLACA. PLACA will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the Free-Look provision.


     Agents are compensated for sales of the Policies on a commission and service fee basis and with other forms of compensation. During the first Policy Year, agent commissions will not be more than 81% of the premiums paid up to a target amount (used only to determine commission payments) and 2% of the premiums paid in excess of that amount. Agent commissions will not be more than 2% of premiums paid for Policy Year 2 through 10 and for years 11 and later, 0% of the premiums paid. However, for each premium received within 10 years following an increase in Face Amount, agent commissions on the premium paid up to the target amount for the increase in each year will be calculated using the commission rates for the corresponding Policy Year. Agents may also receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value, depending upon the circumstances. The annual renewal compensation will be computed on the Policy Anniversary beginning at the end of the second Policy Year. Agents may also receive expense allowances or bonuses. The agent may be required to return the first year commission less the deferred sales charge imposed if a Policy is not continued through the first Policy Year.



     Because registered representatives who sell the Policies are also PLACA's life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that PLACA offers, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may also reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers.



     PLACA intends to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to Policy Owners or the Separate Account.



     PLACA offers the Policies to the public on a continuous basis and anticipates continuing to offer the Policies, but reserves the right to discontinue the offering.

                                 POLICY REPORTS

     At least once each Policy Year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Death Benefit, any Policy loans and accrued interest, the current Policy Account Value, the Guaranteed Account Value, the Loan Account Value, the value in each Subaccount, premiums paid since the last report, charges deducted since the last report, any partial withdrawals since the last report, and the current Net Cash Surrender Value. At the present time, PLACA plans to send these Policy Statements on a quarterly basis. In addition, a statement will be sent to an Owner showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing of Policy Account Value), the taking a loan, a repayment of a loan, a partial withdrawal and the payment of any premiums (excluding those paid by bank draft or otherwise under the Automatic Payment Plan). An Owner may request that a similar report be prepared at other times. PLACA may charge a reasonable fee for such requested reports and may limit the scope and frequency of such requested reports.

     An Owner will be sent a semi-annual report containing the financial statements of each Portfolio in which he or she is invested.

                                STATE REGULATION

     PLACA is subject to regulation and supervision by the Insurance Department of the State of Delaware which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Policy form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Policies are sold. PLACA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.


                                STATE VARIATIONS



     Any state variations in the Policy are covered in a special policy form for use in that state. This prospectus provides a general description of the Policy. An Owner's actual policy and any endorsements or riders are the controlling documents. To review a copy of his or her policy and its endorsements and riders, if any, the Owner should contact PLACA's Service Center.


                               LEGAL PROCEEDINGS

     PMLIC and its subsidiaries, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PMLIC and PLACA believe that as of the date of this Prospectus there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, PLACA or PMLIC.

                                    EXPERTS

     The Financial Statements listed on Page F-1, have been included in this Prospectus, in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

     Actuarial matters included in the Prospectus have been examined by Scott V. Carney, FSA, MAAA, Vice President and Actuary of PMLIC, as stated in his opinion filed as an exhibit to the Registration Statement.

                                 LEGAL MATTERS


     Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided advice relating to certain aspects of federal securities law applicable to the issue and sale of the Policies. James Bernstein, Assistant Secretary of PMLIC and PLACA, has provided advice on certain matters relating to the laws of Delaware regarding the Policies and PLACA's issuance of the Policies.

                                  DEFINITIONS

ADDITIONAL SURRENDER CHARGE...   The separately determined deferred
                                 administrative charge and deferred sales charge deducted from the Policy Account Value upon surrender or lapse of the Policy within 10 years of the effective date of an increase in Face Amount. A pro-rata Additional Surrender
                                 Charge will be deducted for a reduction in Face
                                 Amount within 10 years of the effective date of a Face Amount increase. The Maximum Additional
                                 Surrender Charge will be shown in the Policy
                                 Schedule Pages reflecting the Face Amount increase.

APPLICATION...................   The application the Owner must complete to
                                 purchase a Policy plus all forms required by PLACA or applicable law.

ATTAINED AGE..................   The Issue Age of the Insured plus the number of
                                 full Policy Years since the Policy Date.

BENEFICIARY...................   The person(s) or entity(ies) designated to
                                 receive all or some of the Insurance Proceeds when the Insured dies. The Beneficiary is designated in the application or if subsequently changed, as shown in the latest change filed with PLACA. If no Beneficiary survives and unless otherwise provided, the Insured's estate will be the Beneficiary.

CASH SURRENDER VALUE..........   The Policy Account Value minus any applicable
                                 Surrender Charge or Additional Surrender
                                 Charge.

DEATH BENEFIT.................   Under Option A, the greater of the Face Amount
                                 or a percentage of the Policy Account Value on the date of death; under Option B, the greater of the Face Amount plus the Policy Account
                                 Value on the date of death, or a percentage of the Policy Account Value on the date of death.

DURATION......................   The number of full years the insurance has been
                                 in force -- for the Initial Face Amount, measured from the Policy Date; for any increase in Face Amount, measured from the effective date of such increase.

FACE AMOUNT...................   The Initial Face Amount plus any increases in
                                 Face Amount and minus any decreases in Face
                                 Amount.

FINAL POLICY DATE.............   The Policy Anniversary nearest Insured's
                                 Attained Age 100 at which time the Policy
                                 Account Value, if any, (less any outstanding
                                 Policy loan and accrued interest) will be paid to the Owner if the Insured is living. The
                                 Policy will end on the Final Policy Date.

GRACE PERIOD..................   The 61-day period allowed for payment of a
                                 premium following the date PLACA mails notice of the amount required to keep the Policy in force.

GUIDELINE ANNUAL PREMIUM......   The "guideline annual premium" as defined in
                                 applicable regulations under the 1940 Act. It is approximately equal to the amount of premium that would be required on an annual basis to keep the Policy in force if the Policy had a mandatory fixed premium schedule assuming
                                 (among other things) a 5% net investment return.

INITIAL FACE AMOUNT...........   The Face Amount of the Policy on the Issue
                                 Date. The Face Amount may be increased or decreased after issue.

INSURANCE PROCEEDS............   The net amount to be paid to the Beneficiary
                                 when the Insured dies.

INSURED.......................   The person upon whose life the Policy is
                                 issued.

ISSUE AGE.....................   The age of the Insured at his or her birthday
                                 nearest the Policy Date. The Issue Age is stated in the Policy.

LOAN ACCOUNT..................   The account to which the collateral for the
                                 amount of any Policy loan is transferred from the Subaccounts and/or the Guaranteed Account.

MINIMUM ANNUAL PREMIUM........   The annual amount which is used to determine
                                 the Minimum Guarantee Premium. This amount is stated in each Policy.

MINIMUM FACE AMOUNT...........   The Minimum Face Amount is $50,000 for all
                                 Premium Classes except preferred. For the preferred Premium Class, the Minimum Face
                                 Amount is $100,000.

MINIMUM GUARANTEE PREMIUM.....   The Minimum Annual Premium multiplied by the
                                 number of months since the Policy Date
                                 (including the current month) divided by 12.

MINIMUM INITIAL PREMIUM.......   Equal to the Minimum Annual Premium multiplied
                                 by the following factor for the specified premium mode at issue: Annual -- 1.0;
                                 Semi-annual -- 0.5; Quarterly -- 0.25;
                                 Monthly -- 0.167.

MONTHLY DEDUCTIONS............   The amount deducted from the Policy Account
                                 Value on each Policy Processing Day. It
                                 includes the Monthly Administrative Charge, the Monthly Cost of Insurance Charge, and the monthly cost of any benefits provided by riders.

NET AMOUNT AT RISK............   The amount by which the Death Benefit exceeds
                                 the Policy Account Value.

NET CASH SURRENDER VALUE......   The Cash Surrender Value minus any outstanding
                                 Policy loans and accrued interest.

NET PREMIUMS..................   The remainder of a premium after the deduction
                                 of the Premium Expense Charge.

OWNER.........................   The person(s) or entity(ies) entitled to
                                 exercise the rights granted in the Policy.

PLANNED PERIODIC PREMIUM......   The premium amount which the Owner plans to pay
                                 at the frequency selected. The Owner is
                                 entitled to receive a reminder notice and change the amount of the Planned Periodic
                                 Premium. The Owner is not required to pay the Planned Periodic Premium.

POLICY ACCOUNT VALUE..........   The sum of the Policy's values in the
                                 Subaccounts, the Guaranteed Account, and the Loan Account.

POLICY ANNIVERSARY............   The same day and month as the Policy Date in
                                 each later year.

POLICY DATE...................   The date set forth in the Policy that is used
                                 to determine Policy Years and Policy Processing
                                 Days. The Policy Date is generally
                                 the same as the Issue Date but may be another date mutually agreed upon by PLACA and the proposed Insured.

POLICY ISSUE DATE.............   The date on which the Policy is issued. It is
                                 used to measure suicide and contestable
                                 periods.

POLICY PROCESSING DAY.........   The day in each calendar month which is the
                                 same day of the month as the Policy Date. The first Policy Processing Day is the Policy Date.

POLICY YEAR...................   A year that starts on the Policy Date or on a
                                 Policy Anniversary.

PREMIUM CLASS.................   The classification of the Insured for cost of
                                 insurance purposes. The classes are: standard;
                                 with extra rating, non-smoker, non-smoker with extra rating, and preferred.

PREMIUM EXPENSE CHARGE........   The amount deducted from a premium payment
                                 which consists of the Premium Tax Charge, the Percent of Premium Sales Charge and the Federal
                                 Tax Charge.

SERVICE CENTER................   The Technology and Service Center located at
                                 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT....................   A division of the Providentmutual Variable Life
                                 Separate Account. The assets of each Subaccount are invested exclusively in a corresponding mutual fund Portfolio that is part of one of the Funds.

SURRENDER CHARGE..............   The amount deducted from the Policy Account
                                 Value upon lapse or surrender of the Policy during the first 10 Policy Years. A pro-rata
                                 Surrender Charge will be deducted upon a decrease in the Initial Face Amount during the first 10 Policy Years. The Maximum Surrender
                                 Charge is shown in the Policy. The Surrender
                                 Charge is determined separately from the Additional Surrender Charge.

TARGET PREMIUM................   An amount of premium payments, computed
                                 separately for each increment of Face Amount, used to compute Surrender Charges and Additional Surrender Charges.

VALUATION DAY.................   Each day that the New York Stock Exchange is
                                 open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount.

VALUATION PERIOD..............   The time between two successive Valuation Days.
                                 Each Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.

                              FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
Providentmutual Variable Life Separate Account
     Report of Independent Accountants......................   F-2
     Statements of Assets and Liabilities, December 31,
      2000..................................................   F-3
     Statements of Operations for the Year Ended December
      31, 2000..............................................   F-9
     Statements of Operations for the Year Ended December
      31, 1999..............................................  F-15
     Statements of Operations for the Year Ended December
      31, 1998..............................................  F-20
     Statements of Changes in Net Assets for the Year Ended
      December 31, 2000.....................................  F-25
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1999.....................................  F-31
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1998.....................................  F-36
     Notes to Financial Statements..........................  F-41
Providentmutual Life and Annuity Company of America
     Report of Independent Accountants......................  F-80
     Statements of Financial Condition as of December 31,
      2000 and 1999.........................................  F-81
     Statements of Operations for the Years Ended December
      31, 2000, 1999 and 1998...............................  F-82
     Statements of Equity for the Years Ended December 31,
      2000, 1999 and 1998...................................  F-83
     Statements of Cash Flows for the Years Ended December
      31, 2000, 1999 and 1998...............................  F-84
     Notes to Financial Statements..........................  F-85

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Policyholders and
  Board of Directors of
Providentmutual Life and
  Annuity Company of America:

In our opinion, the accompanying statements of assets and liabilities of the Providentmutual Variable Life Separate Account (comprising twenty-seven subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 2000, the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
February 26, 2001

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                           MONEY                                AGGRESSIVE
                                              GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund,
  Inc., at market value:
  Growth Portfolio........................  $4,890,836
  Money Market Portfolio..................               $5,294,410
  Bond Portfolio..........................                            $1,311,134
  Managed Portfolio.......................                                         $1,288,298
  Aggressive Growth Portfolio.............                                                      $3,834,272
  International Portfolio.................                                                                    $3,648,902
Dividends receivable......................                  26,400
Receivable from Providentmutual Life and
  Annuity Company of America..............                  47,146
                                            ----------   ----------   ----------   ----------   ----------    ----------
NET ASSETS................................  $4,890,836   $5,367,956   $1,311,134   $1,288,298   $3,834,272    $3,648,902
                                            ==========   ==========   ==========   ==========   ==========    ==========
Held for the benefit of policyholders.....  $4,840,521   $5,339,078   $1,274,835   $1,163,057   $3,767,328    $3,601,026
Attributable to Providentmutual Life and
  Annuity Company of America..............     50,315       28,878       36,299      125,241       66,944         47,876
                                            ----------   ----------   ----------   ----------   ----------    ----------
                                            $4,890,836   $5,367,956   $1,311,134   $1,288,298   $3,834,272    $3,648,902
                                            ==========   ==========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                            ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                           LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP    EQUITY 500
                                                             GROWTH       VALUE        GROWTH       VALUE         INDEX
                                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at market
  value:
  All Pro Large Cap Growth Portfolio.....................  $2,362,807
  All Pro Large Cap Value Portfolio......................                $925,017
  All Pro Small Cap Growth Portfolio.....................                            $2,253,624
  All Pro Small Cap Value Portfolio......................                                         $1,054,583
  Equity 500 Index Portfolio.............................                                                      $24,133,380
Receivable from Providentmutual Life and Annuity Company
  of America.............................................                                                           25,000
                                                           ----------    --------    ----------   ----------   -----------
NET ASSETS...............................................  $2,362,807    $925,017    $2,253,624   $1,054,583   $24,158,380
                                                           ==========    ========    ==========   ==========   ===========
Held for the benefit of policyholders....................  $2,298,915    $899,520    $2,219,817   $1,030,596   $24,143,293
Attributable to Providentmutual Life and Annuity Company
  of America.............................................     63,892       25,497       33,807       23,987         15,087
                                                           ----------    --------    ----------   ----------   -----------
                                                           $2,362,807    $925,017    $2,253,624   $1,054,583   $24,158,380
                                                           ==========    ========    ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY                    FIDELITY
                                                                EQUITY-      FIDELITY        HIGH       FIDELITY
                                                                INCOME        GROWTH        INCOME      OVERSEAS
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund, at
  market value:
  Equity-Income Portfolio...................................  $14,692,547
  Growth Portfolio..........................................                $22,629,462
  High Income Portfolio.....................................                              $1,935,658
  Overseas Portfolio........................................                                           $8,006,645
                                                              -----------   -----------   ----------   ----------
NET ASSETS..................................................  $14,692,547   $22,629,462   $1,935,658   $8,006,645
                                                              ===========   ===========   ==========   ==========
Held for the benefit of policyholders.......................  $14,630,729   $22,579,668   $1,903,766   $7,960,436
Attributable to Providentmutual Life and Annuity Company of
  America...................................................       61,818        49,794      31,892        46,209
                                                              -----------   -----------   ----------   ----------
                                                              $14,692,547   $22,629,462   $1,935,658   $8,006,645
                                                              ===========   ===========   ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                        FIDELITY     FIDELITY                    NEUBERGER      NEUBERGER
                                                         ASSET      INVESTMENT    FIDELITY     BERMAN LIMITED     BERMAN
                                                        MANAGER     GRADE BOND   CONTRAFUND    MATURITY BOND     PARTNERS
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund
  II, at market value:
  Asset Manager Portfolio............................  $4,360,575
  Investment Grade Bond Portfolio....................               $2,026,351
  Contrafund Portfolio...............................                            $12,996,437
Investment in the Neuberger Berman Advisers
  Management Trust, at market value:
  Limited Maturity Bond Portfolio....................                                            $1,119,325
  Partners Portfolio.................................                                                           $2,360,760
                                                       ----------   ----------   -----------     ----------     ----------
NET ASSETS...........................................  $4,360,575   $2,026,351   $12,996,437     $1,119,325     $2,360,760
                                                       ==========   ==========   ===========     ==========     ==========
Held for the benefit of policyholders................  $4,311,657   $1,988,142   $12,944,358     $1,093,647     $2,257,209
Attributable to Providentmutual Life and Annuity
  Company of America.................................     48,918       38,209         52,079         25,678        103,551
                                                       ----------   ----------   -----------     ----------     ----------
                                                       $4,360,575   $2,026,351   $12,996,437     $1,119,325     $2,360,760
                                                       ==========   ==========   ===========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                                                     VAN ECK      VAN ECK         ALGER
                                                          VAN ECK       VAN ECK     WORLDWIDE    WORLDWIDE       AMERICAN
                                                         WORLDWIDE     WORLDWIDE     EMERGING       REAL          SMALL
                                                            BOND      HARD ASSETS    MARKETS       ESTATE     CAPITALIZATION
                                                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Van Eck Worldwide Insurance Trust, at
  market value:
  Van Eck Worldwide Bond Portfolio.....................   $511,745
  Van Eck Worldwide Hard Assets Portfolio..............                $692,190
  Van Eck Worldwide Emerging Markets Portfolio.........                             $2,086,466
  Van Eck Worldwide Real Estate Portfolio..............                                           $286,935
Investment in the Alger American Fund, at market value:
  Alger American Small Capitalization Portfolio........                                                         $5,957,024
                                                          --------     --------     ----------    --------      ----------
NET ASSETS.............................................   $511,745     $692,190     $2,086,466    $286,935      $5,957,024
                                                          ========     ========     ==========    ========      ==========
Held for the benefit of policyholders..................   $479,522     $650,423     $2,073,457    $261,975      $5,925,704
Attributable to Providentmutual Life and Annuity
  Company of America...................................     32,223       41,767        13,009       24,960          31,320
                                                          --------     --------     ----------    --------      ----------
                                                          $511,745     $692,190     $2,086,466    $286,935      $5,957,024
                                                          ========     ========     ==========    ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
ASSETS
  Investment in the Strong Variable Insurance Funds, Inc.,
    at market value:
    Strong Mid Cap Growth Fund II...........................     $725,481
  Investment in the Strong Opportunity Fund II, Inc., at
    market value:
    Strong Opportunity Fund II..............................                    $175,575
                                                                 --------       --------
NET ASSETS..................................................     $725,481       $175,575
                                                                 ========       ========
Held for the benefit of policyholders.......................     $705,930       $153,034
Attributable to Providentmutual Life and Annuity Company of
  America...................................................       19,551         22,541
                                                                 --------       --------
                                                                 $725,481       $175,575
                                                                 ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                           MONEY                                AGGRESSIVE
                                              GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................   $ 54,801     $343,166     $ 77,936     $ 37,226     $ 66,568      $  84,657
EXPENSES
Mortality and expense risks...............     28,965       39,067        8,344        7,127       19,558         22,742
                                             --------     --------     --------     --------     --------      ---------
Net investment income.....................     25,836      304,099       69,592       30,099       47,010         61,915
                                             --------     --------     --------     --------     --------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested....    244,745                                 56,539      139,218        335,837
Net realized (loss) gain from redemption
  of investment shares....................     (5,890)                  (37,655)      (7,200)      81,633         13,989
                                             --------     --------     --------     --------     --------      ---------
Net realized gain (loss) on investments...    238,855                   (37,655)      49,339      220,851        349,826
                                             --------     --------     --------     --------     --------      ---------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.......................    158,461                   (44,027)     (24,425)     190,731        606,265
  End of year.............................    289,263                    25,055       (7,808)     839,141         87,680
                                             --------     --------     --------     --------     --------      ---------
Net unrealized appreciation (depreciation)
  of investments during the year..........    130,802                    69,082       16,617      648,410       (518,585)
                                             --------     --------     --------     --------     --------      ---------
Net realized and unrealized gains (losses)
  on investments..........................    369,657                    31,427       65,956      869,261       (168,759)
                                             --------     --------     --------     --------     --------      ---------
Net increase (decrease) in net assets
  resulting from operations...............   $395,493     $304,099     $101,019     $ 96,055     $916,271      $(106,844)
                                             ========     ========     ========     ========     ========      =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                       ALL PRO       ALL PRO       ALL PRO      ALL PRO
                                                      LARGE CAP     LARGE CAP     SMALL CAP    SMALL CAP     EQUITY 500
                                                        GROWTH        VALUE        GROWTH        VALUE         INDEX
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT**
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...........................................  $  39,462     $  4,451     $    27,486    $  1,888
EXPENSES
Mortality and expense risks.........................     16,138        5,243          16,197       6,234    $   162,104
                                                      ---------     --------     -----------    --------    -----------
Net investment income (loss)........................     23,324         (792)         11,289      (4,346)      (162,104)
                                                      ---------     --------     -----------    --------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested..............     30,689                        4,705
Net realized gain (loss) from redemption of
  investment shares.................................     22,185      (14,249)        198,198      11,521      3,972,479
                                                      ---------     --------     -----------    --------    -----------
Net realized gain (loss) on investments.............     52,874      (14,249)        202,903      11,521      3,972,479
                                                      ---------     --------     -----------    --------    -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.................................    224,085       (5,174)        372,314      (5,515)     4,625,801
  End of year.......................................   (368,274)      49,093        (759,606)    177,910     (1,670,117)
                                                      ---------     --------     -----------    --------    -----------
Net unrealized (depreciation) appreciation of
  investments during the year.......................   (592,359)      54,267      (1,131,920)    183,425     (6,295,918)
                                                      ---------     --------     -----------    --------    -----------
Net realized and unrealized (losses) gains on
  investments.......................................   (539,485)      40,018        (929,017)    194,946     (2,323,439)
                                                      ---------     --------     -----------    --------    -----------
Net (decrease) increase in net assets resulting from
  operations........................................  $(516,161)    $ 39,226     $  (917,728)   $190,600    $(2,485,543)
                                                      =========     ========     ===========    ========    ===========

See accompanying notes to financial statements

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY                   FIDELITY
                                                               EQUITY-      FIDELITY        HIGH       FIDELITY
                                                                INCOME       GROWTH        INCOME      OVERSEAS
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................  $ 209,985    $    21,570   $ 156,588    $    96,553
EXPENSES
Mortality and expense risks.................................     88,279        149,131      14,384         53,167
                                                              ----------   -----------   ---------    -----------
Net investment income (loss)................................    121,706       (127,561)    142,204         43,386
                                                              ----------   -----------   ---------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................    791,108      2,146,210                    608,023
Net realized gain (loss) from redemption of investment
  shares....................................................    310,023        623,450    (144,288)       100,112
                                                              ----------   -----------   ---------    -----------
Net realized gain (loss) on investments.....................  1,101,131      2,769,660    (144,288)       708,135
                                                              ----------   -----------   ---------    -----------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................    997,899      5,885,573    (156,577)     1,733,389
  End of year...............................................    910,140        202,172    (708,452)      (747,487)
                                                              ----------   -----------   ---------    -----------
Net unrealized depreciation of investments during the
  year......................................................    (87,759)    (5,683,401)   (551,875)    (2,480,876)
                                                              ----------   -----------   ---------    -----------
Net realized and unrealized gain (loss) on investments......  1,013,372     (2,913,741)   (696,163)    (1,772,741)
                                                              ----------   -----------   ---------    -----------
Net increase (decrease) in net assets resulting from
  operations................................................  $1,135,078   $(3,041,302)  $(553,959)   $(1,729,355)
                                                              ==========   ===========   =========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                   FIDELITY
                                                      FIDELITY    INVESTMENT                   NEUBERGER      NEUBERGER
                                                       ASSET        GRADE       FIDELITY     BERMAN LIMITED     BERMAN
                                                      MANAGER        BOND      CONTRAFUND    MATURITY BOND     PARTNERS
                                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................  $ 103,572     $113,406    $    36,461      $ 76,096      $  19,014
EXPENSES
Mortality and expense risks........................     25,495       12,420         81,916         7,243         11,997
                                                     ---------     --------    -----------      --------      ---------
Net investment income (loss).......................     78,077      100,986        (45,455)       68,853          7,017
                                                     ---------     --------    -----------      --------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.............    244,008                   1,323,533                      404,363
Net realized (loss) gain from redemption of
  investment shares................................     18,109      (78,508)       176,590       (22,759)      (115,992)
                                                     ---------     --------    -----------      --------      ---------
Net realized (loss) gain on investments............    262,117      (78,508)     1,500,123       (22,759)       288,371
                                                     ---------     --------    -----------      --------      ---------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year................................    284,627      (26,628)     2,405,959       (14,450)       (17,944)
  End of year......................................   (252,965)     133,983         20,419         1,398       (312,329)
                                                     ---------     --------    -----------      --------      ---------
Net unrealized appreciation (depreciation) of
  investments during the year......................   (537,592)     160,611     (2,385,540)       15,848       (294,385)
                                                     ---------     --------    -----------      --------      ---------
Net realized and unrealized gain (loss) on
  investments......................................   (275,475)      82,103       (885,417)       (6,911)        (6,014)
                                                     ---------     --------    -----------      --------      ---------
Net increase (decrease) in net assets resulting
  from operations..................................  $(197,398)    $183,089    $  (930,872)     $ 61,942      $   1,003
                                                     =========     ========    ===========      ========      =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                  VAN ECK
                                                      VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                        BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................   $ 23,544     $  6,905                     $ 3,404
EXPENSES
Mortality and expense risks........................      3,087        4,372     $    16,073       1,464      $    42,546
                                                      --------     --------     -----------     -------      -----------
Net investment income (loss).......................     20,457        2,533         (16,073)      1,940          (42,546)
                                                      --------     --------     -----------     -------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.............                                                            2,381,919
Net realized (loss) gain from redemption of
  investment shares................................     (9,393)     (59,995)         22,240       3,194         (182,496)
                                                      --------     --------     -----------     -------      -----------
Net realized (loss) gain on investments............     (9,393)     (59,995)         22,240       3,194        2,199,423
                                                      --------     --------     -----------     -------      -----------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year................................    (29,178)     (35,662)        775,273      (7,346)       1,355,653
  End of year......................................    (33,383)      83,034        (505,563)     27,123       (3,002,121)
                                                      --------     --------     -----------     -------      -----------
Net unrealized (depreciation) appreciation of
  investments during the year......................     (4,205)     118,696      (1,280,836)     34,469       (4,357,774)
                                                      --------     --------     -----------     -------      -----------
Net realized and unrealized (loss) gain on
  investments......................................    (13,598)      58,701      (1,258,596)     37,663       (2,158,351)
                                                      --------     --------     -----------     -------      -----------
Net increase (decrease) in net assets resulting
  from operations..................................   $  6,859     $ 61,234     $(1,274,669)    $39,603      $(2,200,897)
                                                      ========     ========     ===========     =======      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG          STRONG
                                                                 MID-CAP        OPPORTUNITY
                                                              GROWTH FUND II      FUND II
                                                                SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................                     $    400
EXPENSES
Mortality and expense risks.................................    $   1,040             359
                                                                ---------        --------
Net investment (loss) income................................       (1,040)             41
                                                                ---------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................       55,241          20,617
Net realized loss from redemption of investment shares......         (164)         (1,581)
                                                                ---------        --------
Net realized gain on investments............................       55,077          19,036
                                                                ---------        --------
Net unrealized depreciation of investments:
  Beginning of year
  End of year...............................................     (242,896)        (16,691)
                                                                ---------        --------
Net unrealized depreciation of investments during the
  year......................................................     (242,896)        (16,691)
                                                                ---------        --------
Net realized and unrealized (loss) gain on investments......     (187,819)          2,345
                                                                ---------        --------
Net (decrease) increase in net assets resulting from
  operations................................................    $(188,859)       $  2,386
                                                                =========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                MONEY                                AGGRESSIVE
                                                   GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................................   $  9,498     $281,219     $ 17,985     $  4,783     $  9,548      $ 23,987
EXPENSES
Mortality and expense risks....................     21,440       38,521        8,454        5,758       12,145        16,572
                                                  --------     --------     --------     --------     --------      --------
Net investment (loss) income...................    (11,942)     242,698        9,531         (975)      (2,597)        7,415
                                                  --------     --------     --------     --------     --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.........     55,482                    14,131       32,620      236,787       123,072
Net realized gain (loss) from redemption of
  investment shares............................     51,110                    (4,307)      12,101       10,420        25,236
                                                  --------     --------     --------     --------     --------      --------
Net realized gain on investments...............    106,592                     9,824       44,721      247,207       148,308
                                                  --------     --------     --------     --------     --------      --------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year............................    197,030                    26,571       38,577      133,217        65,845
  End of year..................................    158,461                   (44,027)     (24,425)     190,731       606,265
                                                  --------     --------     --------     --------     --------      --------
Net unrealized (depreciation) appreciation of
  investments during the year..................    (38,569)                  (70,598)     (63,002)      57,514       540,420
                                                  --------     --------     --------     --------     --------      --------
Net realized and unrealized gains (losses) on
  investments..................................     68,023                   (60,774)     (18,281)     304,721       688,728
                                                  --------     --------     --------     --------     --------      --------
Net increase (decrease) in net assets resulting
  from operations..............................   $ 56,081     $242,698     $(51,243)    $(19,256)    $302,124      $696,143
                                                  ========     ========     ========     ========     ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................   $     54     $  1,599                  $    594
EXPENSES
Mortality and expense risks.................................      6,892        2,211     $  2,993        2,592
                                                               --------     --------     --------     --------
Net investment loss.........................................     (6,838)        (612)      (2,993)      (1,998)
                                                               --------     --------     --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......................
Net realized gain from redemption of investment shares......     59,937       21,529       96,011        2,248
                                                               --------     --------     --------     --------
Net realized gain on investments............................     59,937       21,529       96,011        2,248
                                                               --------     --------     --------     --------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................     31,368       21,256       49,117       22,620
  End of year...............................................    224,085       (5,174)     372,314       (5,515)
                                                               --------     --------     --------     --------
Net unrealized appreciation (depreciation) of investments
  during the year...........................................    192,717      (26,430)     323,197      (28,135)
                                                               --------     --------     --------     --------
Net realized and unrealized gains (losses) on investments...    252,654       (4,901)     419,208      (25,887)
                                                               --------     --------     --------     --------
Net increase (decrease) in net assets resulting from
  operations................................................   $245,816     $ (5,513)    $416,215     $(27,885)
                                                               ========     ========     ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                   FIDELITY                  FIDELITY                  FIDELITY
                                                   EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                                    INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................  $ 148,010    $  20,603    $ 184,305    $  54,422     $ 79,081    $  132,241
EXPENSES
Mortality and expense risks.....................     73,008       91,540       14,505       29,448       18,061       106,942
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net investment income (loss)....................     75,002      (70,937)     169,800       24,974       61,020        25,299
                                                  ----------   ----------   ---------    ----------    --------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested..........    327,180    1,295,428        6,890       87,778      100,169        89,735
Net realized gain (loss) from redemption of
  investment shares.............................    244,315      278,673      (27,226)     134,635       21,574       575,621
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net realized gain (loss) on investments.........    571,495    1,574,101      (20,336)     222,413      121,743       665,356
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.............................  1,077,750    2,627,782     (159,189)     120,843      174,522     2,218,476
  End of year...................................    997,899    5,885,573     (156,577)   1,733,389      284,627     4,625,801
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net unrealized (depreciation) appreciation of
  investments during the year...................    (79,851)   3,257,791        2,612    1,612,546      110,105     2,407,325
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net realized and unrealized gain (loss) on
  investments...................................    491,644    4,831,892      (17,724)   1,834,959      231,848     3,072,681
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net increase in net assets resulting from
  operations....................................  $ 566,646    $4,760,955   $ 152,076    $1,859,933    $292,868    $3,097,980
                                                  ==========   ==========   =========    ==========    ========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                              FIDELITY                    NEUBERGER    NEUBERGER      NEUBERGER      NEUBERGER
                                             INVESTMENT     FIDELITY        BERMAN       BERMAN     BERMAN LIMITED     BERMAN
                                             GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND     PARTNERS
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................   $ 50,917     $   28,227      $  9,406    $ 107,676       $ 51,545       $  4,019
EXPENSES
Mortality and expense risks................      9,846         48,329         1,113        4,103          6,265          8,634
                                              --------     ----------      --------    ---------       --------       --------
Net investment income (loss)...............     41,071        (20,102)        8,293      103,573         45,280         (4,615)
                                              --------     ----------      --------    ---------       --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.....     15,974        206,999        13,935                                      6,990
Net realized gain (loss) from redemption of
  investment shares........................        790        173,375       (16,493)    (112,803)       (17,023)        30,465
                                              --------     ----------      --------    ---------       --------       --------
Net realized gain (loss) on investments....     16,764        380,374        (2,558)    (112,803)       (17,023)        37,455
                                              --------     ----------      --------    ---------       --------       --------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................     55,564      1,044,526        12,499       32,289          5,385         18,863
  End of year..............................    (26,628)     2,405,959                                   (14,450)       (17,944)
                                              --------     ----------      --------    ---------       --------       --------
Net unrealized (depreciation) appreciation
  of investments during the year...........    (82,192)     1,361,433       (12,499)     (32,289)       (19,835)       (36,807)
                                              --------     ----------      --------    ---------       --------       --------
Net realized and unrealized (loss) gain on
  investments..............................    (65,428)     1,741,807       (15,057)    (145,092)       (36,858)           648
                                              --------     ----------      --------    ---------       --------       --------
Net (decrease) increase in net assets
  resulting from operations................   $(24,357)    $1,721,705      $ (6,764)   $ (41,519)      $  8,422       $ (3,967)
                                              ========     ==========      ========    =========       ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                               AMERICAN                                 VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                             APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................                  $ 26,734     $   4,868                  $  1,545
EXPENSES
Mortality and expense risks................    $  1,619         3,260         2,665    $   8,384          597       $   25,644
                                               --------      --------     ---------    ----------    --------       ----------
Net investment (loss) income...............      (1,619)       23,474         2,203       (8,384)         948          (25,644)
                                               --------      --------     ---------    ----------    --------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.....                    11,945                                                  446,274
Net realized gain (loss) from redemption of
  investment shares........................      11,508        11,290       (29,183)    (146,766)       1,132           61,846
                                               --------      --------     ---------    ----------    --------       ----------
Net realized gain (loss) on investments....      11,508        23,235       (29,183)    (146,766)       1,132          508,120
                                               --------      --------     ---------    ----------    --------       ----------
Net unrealized (depreciation) appreciation
  of investments:
  Beginning of year........................     (51,652)       65,524      (137,564)    (424,268)       3,621          164,065
  End of year..............................                   (29,178)      (35,662)     775,273       (7,346)       1,355,653
                                               --------      --------     ---------    ----------    --------       ----------
Net unrealized appreciation (depreciation)
  of investments during the year...........      51,652       (94,702)      101,902    1,199,541      (10,967)       1,191,588
                                               --------      --------     ---------    ----------    --------       ----------
Net realized and unrealized gain (loss) on
  investments..............................      63,160       (71,467)       72,719    1,052,775       (9,835)       1,699,708
                                               --------      --------     ---------    ----------    --------       ----------
Net increase (decrease) in net assets
  resulting from operations................    $ 61,541      $(47,993)    $  74,922    $1,044,391    $ (8,887)      $1,674,064
                                               ========      ========     =========    ==========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                MONEY                                AGGRESSIVE
                                                   GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................................   $ 32,506     $200,082     $51,027      $13,745      $ 10,230      $ 10,981
EXPENSES
Mortality and expense risks....................     13,985       25,182       6,139        2,618         9,880        11,192
                                                  --------     --------     -------      -------      --------      --------
Net investment income (loss)...................     18,521      174,900      44,888       11,127           350          (211)
                                                  --------     --------     -------      -------      --------      --------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Realized gain distributions reinvested.........    215,993                       91       17,406        97,659        92,754
Net realized gain from redemption of investment
  shares.......................................     25,043                   10,106       16,185        41,538         7,476
                                                  --------     --------     -------      -------      --------      --------
Net realized gain on investments...............    241,036                   10,197       33,591       139,197       100,230
                                                  --------     --------     -------      -------      --------      --------
Net unrealized appreciation of investments:
  Beginning of year............................    172,999                   12,860       29,978       155,190        29,510
  End of year..................................    197,030                   26,571       38,577       133,217        65,845
                                                  --------     --------     -------      -------      --------      --------
Net unrealized appreciation (depreciation) of
  investments during the year..................     24,031                   13,711        8,599       (21,973)       36,335
                                                  --------     --------     -------      -------      --------      --------
Net realized and unrealized gains on
  investments..................................    265,067                   23,908       42,190       117,224       136,565
                                                  --------     --------     -------      -------      --------      --------
Net increase in net assets resulting from
  operations...................................   $283,588     $174,900     $68,796      $53,317      $117,574      $136,354
                                                  ========     ========     =======      =======      ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................
EXPENSES
Mortality and expense risks.................................   $   259      $   304      $   314      $   329
                                                               -------      -------      -------      -------
Net investment loss.........................................      (259)        (304)        (314)        (329)
                                                               -------      -------      -------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested
Net realized loss from redemption of investment shares......    (1,657)      (6,212)      (9,872)      (9,805)
                                                               -------      -------      -------      -------
Net realized loss on investments............................    (1,657)      (6,212)      (9,872)      (9,805)
                                                               -------      -------      -------      -------
Net unrealized appreciation of investments:
  Beginning of year.........................................
  End of year...............................................    31,368       21,256       49,117       22,620
                                                               -------      -------      -------      -------
Net unrealized appreciation of investments during the
  year......................................................    31,368       21,256       49,117       22,620
                                                               -------      -------      -------      -------
Net realized and unrealized gains on investments............    29,711       15,044       39,245       12,815
                                                               -------      -------      -------      -------
Net increase in net assets resulting from operations........   $29,452      $14,740      $38,931      $12,486
                                                               =======      =======      =======      =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                   FIDELITY                  FIDELITY                  FIDELITY
                                                   EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                                    INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................   $ 81,811    $  29,841    $  93,141     $ 40,087     $ 42,970    $   63,803
EXPENSES
Mortality and expense risks.....................     48,070       51,289       10,379       16,730       10,984        54,109
                                                   --------    ----------   ---------     --------     --------    ----------
Net investment income (loss)....................     33,741      (21,448)      82,762       23,357       31,986         9,694
                                                   --------    ----------   ---------     --------     --------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested..........    291,150      780,585       59,183      118,152      128,911       147,780
Net realized gain from redemption of investment
  shares........................................     88,248      127,759        3,646       31,224       30,583       418,425
                                                   --------    ----------   ---------     --------     --------    ----------
Net realized gain on investments................    379,398      908,344       62,829      149,376      159,494       566,205
                                                   --------    ----------   ---------     --------     --------    ----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.............................    689,708      749,980       92,199       12,760      120,277       762,238
  End of year...................................  1,077,750    2,627,782     (159,189)     120,843      174,522     2,218,476
                                                   --------    ----------   ---------     --------     --------    ----------
Net unrealized appreciation (depreciation) of
  investments during the year...................    388,042    1,877,802     (251,388)     108,083       54,245     1,456,238
                                                   --------    ----------   ---------     --------     --------    ----------
Net realized and unrealized gain (loss) on
  investments...................................    767,440    2,786,146     (188,559)     257,459      213,739     2,022,443
                                                   --------    ----------   ---------     --------     --------    ----------
Net increase (decrease) in net assets resulting
  from operations...............................   $801,181    $2,764,698   $(105,797)    $280,816     $245,725    $2,032,137
                                                   ========    ==========   =========     ========     ========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                              FIDELITY                    NEUBERGER    NEUBERGER     NEUBERGER &     NEUBERGER
                                             INVESTMENT     FIDELITY       & BERMAN     & BERMAN    BERMAN LIMITED    & BERMAN
                                             GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND     PARTNERS
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................   $34,930      $   15,801      $ 10,205                    $35,042
EXPENSES
Mortality and expense risks................     5,834          22,599         3,166    $  10,244         4,092        $   241
                                              -------      ----------      --------    ---------       -------        -------
Net investment income (loss)...............    29,096          (6,798)        7,039      (10,244)       30,950           (241)
                                              -------      ----------      --------    ---------       -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.....     4,144         116,250        71,678      353,563
Net realized gain (loss) from redemption of
  investment shares........................     3,572          53,379        (5,814)     (27,730)          373         (2,190)
                                              -------      ----------      --------    ---------       -------        -------
Net realized gain (loss) on investments....     7,716         169,629        65,864      325,833           373         (2,190)
                                              -------      ----------      --------    ---------       -------        -------
Net unrealized appreciation of investments:
  Beginning of year........................    20,012         204,136        34,081      138,020        13,790
  End of year..............................    55,564       1,044,526        12,499       32,289         5,385         18,863
                                              -------      ----------      --------    ---------       -------        -------
Net unrealized appreciation (depreciation)
  of investments during the year...........    35,552         840,390       (21,582)    (105,731)       (8,405)        18,863
                                              -------      ----------      --------    ---------       -------        -------
Net realized and unrealized gain (loss) on
  investments..............................    43,268       1,010,019        44,282      220,102        (8,032)        16,673
                                              -------      ----------      --------    ---------       -------        -------
Net increase in net assets resulting from
  operations...............................   $72,364      $1,003,221      $ 51,321    $ 209,858       $22,918        $16,432
                                              =======      ==========      ========    =========       =======        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                               AMERICAN                                 VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                             APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................                  $ 3,318      $   1,970    $   5,912
EXPENSES
Mortality and expense risks................    $  4,421        3,195          2,120        5,032      $    64        $ 13,957
                                               --------      -------      ---------    ---------      -------        --------
Net investment income (loss)...............      (4,421)         123           (150)         880          (64)        (13,957)
                                               --------      -------      ---------    ---------      -------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.....      34,155                      48,391        5,255                      284,477
Net realized gain (loss) from redemption of
  investment shares........................     (42,850)       7,111        (45,006)     (63,895)      (5,674)         (7,361)
                                               --------      -------      ---------    ---------      -------        --------
Net realized gain (loss) on investments....      (8,695)       7,111          3,385      (58,640)      (5,674)        277,116
                                               --------      -------      ---------    ---------      -------        --------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................     (36,829)       7,894         (3,949)    (165,992)                      82,155
  End of year..............................     (51,652)      65,524       (137,564)    (424,268)       3,621         164,065
                                               --------      -------      ---------    ---------      -------        --------
Net unrealized appreciation (depreciation)
  of investments during the year...........     (14,823)      57,630       (133,615)    (258,276)       3,621          81,910
                                               --------      -------      ---------    ---------      -------        --------
Net realized and unrealized gain (loss) on
  investments..............................     (23,518)      64,741       (130,230)    (316,916)      (2,053)        359,026
                                               --------      -------      ---------    ---------      -------        --------
Net increase (decrease) in net assets
  resulting from operations................    $(27,939)     $64,864      $(130,380)   $(316,036)     $(2,117)       $345,069
                                               ========      =======      =========    =========      =======        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                              MONEY                                 AGGRESSIVE
                                                GROWTH        MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.......................  $  25,836    $    304,099   $  69,592    $  30,099    $  47,010     $   61,915
Net realized gain (loss) on investments.....    238,855                     (37,655)      49,339      220,851        349,826
Net unrealized appreciation (depreciation)
  of investments during the year............    130,802                      69,082       16,617      648,410       (518,585)
                                              ----------   ------------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets from
  operations................................    395,493         304,099     101,019       96,055      916,271       (106,844)
                                              ----------   ------------   ----------   ----------   ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................  1,173,218      13,203,487     263,786      164,071      647,248        640,355
Cost of insurance and administrative
  charges...................................   (348,864)       (789,682)    (90,522)    (112,579)    (209,661)      (201,360)
Surrenders and forfeitures..................    (78,699)        (71,724)    (30,689)     (28,614)     (42,333)       (24,289)
Net (withdrawals) repayments due to policy
  loans.....................................    (12,669)        (10,720)    (15,819)       3,219      (14,866)       (67,195)
Transfers between investment portfolios.....   (139,488)    (14,549,577)   (241,396)       1,642      186,560         61,129
Transfers due to death benefits.............     (2,827)                        (82)        (213)      (1,280)          (322)
                                              ----------   ------------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets
  derived from policy transactions..........    590,671      (2,218,216)   (114,722)      27,526      565,668        408,318
                                              ----------   ------------   ----------   ----------   ----------    ----------
Total increase (decrease) in net assets.....    986,164      (1,914,117)    (13,703)     123,581    1,481,939        301,474
NET ASSETS
  Beginning of year.........................  3,904,672       7,282,073   1,324,837    1,164,717    2,352,333      3,347,428
                                              ----------   ------------   ----------   ----------   ----------    ----------
  End of year...............................  $4,890,836   $  5,367,956   $1,311,134   $1,288,298   $3,834,272    $3,648,902
                                              ==========   ============   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                 ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL    EQUITY 500
                                                  CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT**
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment gain (loss).....................   $   23,324       $   (792)      $    11,289     $   (4,346)    $  (162,104)
Net realized gain (loss) on investments........       52,874        (14,249)          202,903         11,521       3,972,479
Net unrealized (depreciation) appreciation of
  investments during the year..................     (592,359)        54,267        (1,131,920)       183,425      (6,295,918)
                                                  ----------       --------       -----------     ----------     -----------
Net (decrease) increase in net assets from
  operations...................................     (516,161)        39,226          (917,728)       190,600      (2,485,543)
                                                  ----------       --------       -----------     ----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums....................      626,222        248,911           689,863        284,879       6,497,192
Cost of insurance and administrative charges...     (230,144)       (84,497)         (201,823)       (66,577)     (2,337,845)
Surrenders and forfeitures.....................      (44,743)        (8,240)          (23,302)        (4,885)       (464,814)
Net withdrawals due to policy loans............       (7,968)       (22,274)             (195)        (2,811)       (219,505)
Transfers between investment portfolios........      707,362        266,729         1,664,808         80,482       1,781,304
Transfers due to death benefits................         (549)                          (1,447)          (426)         (4,668)
                                                  ----------       --------       -----------     ----------     -----------
Net increase in net assets derived from policy
  transactions.................................    1,050,180        400,629         2,127,904        290,662       5,251,664
                                                  ----------       --------       -----------     ----------     -----------
Total increase in net assets...................      534,019        439,855         1,210,176        481,262       2,766,121
NET ASSETS
  Beginning of year............................    1,828,788        485,162         1,043,448        573,321      21,392,259
                                                  ----------       --------       -----------     ----------     -----------
  End of year..................................   $2,362,807       $925,017       $ 2,253,624     $1,054,583     $24,158,380
                                                  ==========       ========       ===========     ==========     ===========

See accompanying notes to financial statements

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                             FIDELITY
                                                                FIDELITY       FIDELITY        HIGH       FIDELITY
                                                              EQUITY-INCOME     GROWTH        INCOME      OVERSEAS
                                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................   $   121,706    $  (127,561)  $ 142,204    $    43,386
Net realized gain (loss) on investments.....................     1,101,131      2,769,660    (144,288)       708,135
Net unrealized depreciation of investments during the
  year......................................................       (87,759)    (5,683,401)   (551,875)    (2,480,876)
                                                               -----------    -----------   ----------   -----------
Net increase (decrease) in net assets from operations.......     1,135,078     (3,041,302)   (553,959)    (1,729,355)
                                                               -----------    -----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................     2,976,247      5,189,558     420,361      1,863,450
Cost of insurance and administrative charges................    (1,016,904)    (1,613,825)   (208,662)      (492,043)
Surrenders and forfeitures..................................      (296,240)      (543,612)    (41,220)       (94,664)
Net (withdrawals) repayments due to policy loans............      (125,993)      (252,104)      3,605        (33,114)
Transfers between investment portfolios.....................      (526,966)     3,710,991    (127,455)     1,871,456
Withdrawals due to death benefits...........................        (3,056)       (10,589)        (45)          (546)
                                                               -----------    -----------   ----------   -----------
Net increase in net assets derived from policy
  transactions..............................................     1,007,088      6,480,419      46,584      3,114,539
                                                               -----------    -----------   ----------   -----------
Total increase (decrease) in net assets.....................     2,142,166      3,439,117    (507,375)     1,385,184
NET ASSETS
  Beginning of year.........................................    12,550,381     19,190,345   2,443,033      6,621,461
                                                               -----------    -----------   ----------   -----------
  End of year...............................................   $14,692,547    $22,629,462   $1,935,658   $ 8,006,645
                                                               ===========    ===========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                        FIDELITY     FIDELITY                    NEUBERGER      NEUBERGER
                                                         ASSET      INVESTMENT    FIDELITY     BERMAN LIMITED     BERMAN
                                                        MANAGER     GRADE BOND   CONTRAFUND    MATURITY BOND     PARTNERS
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........................  $  78,077    $ 100,986    $   (45,455)    $   68,853     $    7,017
Net realized (loss) gain on investments..............    262,117      (78,508)     1,500,123        (22,759)       288,371
Net unrealized appreciation (depreciation) of
  investments during the year........................   (537,592)     160,611     (2,385,540)        15,848       (294,385)
                                                       ----------   ----------   -----------     ----------     ----------
Net increase (decrease) in net assets from
  operations.........................................   (197,398)     183,089       (930,872)        61,942          1,003
                                                       ----------   ----------   -----------     ----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................    599,701      374,025      3,232,102        211,308        452,396
Cost of insurance and administrative charges.........   (279,137)    (147,028)      (974,401)       (61,456)      (187,092)
Surrenders and forfeitures...........................    (47,332)     (17,164)      (178,294)       (15,023)       (51,154)
Net withdrawals due to policy loans..................    (14,693)      (4,614)       (61,117)        (6,572)        (9,197)
Transfers between investment portfolios..............    944,383     (128,835)     1,620,203       (162,238)      (370,920)
Withdrawals due to death benefits....................     (2,939)                       (954)
                                                       ----------   ----------   -----------     ----------     ----------
Net increase (decrease) in net assets derived from
  policy transactions................................  1,199,983       76,384      3,637,539        (33,981)      (165,967)
                                                       ----------   ----------   -----------     ----------     ----------
Total increase (decrease) in net assets..............  1,002,585      259,473      2,706,667         27,961       (164,964)
NET ASSETS
  Beginning of year..................................  3,357,990    1,766,878     10,289,770      1,091,364      2,525,724
                                                       ----------   ----------   -----------     ----------     ----------
  End of year........................................  $4,360,575   $2,026,351   $12,996,437     $1,119,325     $2,360,760
                                                       ==========   ==========   ===========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                    VAN ECK
                                                        VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                       WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                          BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........................   $ 20,457     $  2,533     $   (16,073)   $  1,940      $   (42,546)
Net realized (loss) gain on investments..............     (9,393)     (59,995)         22,240       3,194        2,199,423
Net unrealized (depreciation) appreciation of
  investments during the year........................     (4,205)     118,696      (1,280,836)     34,469       (4,357,774)
                                                        --------     --------     -----------    --------      -----------
Net increase (decrease) in net assets from
  operations.........................................      6,859       61,234      (1,274,669)     39,603       (2,200,897)
                                                        --------     --------     -----------    --------      -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................     89,421      113,491         679,281      48,211        1,609,712
Cost of insurance and administrative charges.........    (41,651)     (49,451)       (195,072)    (18,136)        (502,439)
Surrenders and forfeitures...........................    (16,069)      (6,310)        (53,238)     (3,993)        (132,293)
Net withdrawals due to policy loans..................     (1,623)     (20,862)         (5,197)     (1,426)         (11,167)
Transfers between investment portfolios..............    (54,249)      16,089         790,618      69,829        1,450,319
Withdrawals due to death benefits....................                                  (1,167)                        (440)
                                                        --------     --------     -----------    --------      -----------
Net (decrease) increase in net assets derived from
  policy transactions................................    (24,171)      52,957       1,215,225      94,485        2,413,692
                                                        --------     --------     -----------    --------      -----------
Total (decrease) increase in net assets..............    (17,312)     114,191         (59,444)    134,088          212,795
NET ASSETS
  Beginning of year..................................    529,057      577,999       2,145,910     152,847        5,744,229
                                                        --------     --------     -----------    --------      -----------
  End of year........................................   $511,745     $692,190     $ 2,086,466    $286,935      $ 5,957,024
                                                        ========     ========     ===========    ========      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG          STRONG
                                                                  MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II      FUND II
                                                                SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income................................     $  (1,040)      $      41
Net realized gain on investments............................        55,077          19,036
Net unrealized depreciation of investments during the
  year......................................................      (242,896)        (16,691)
                                                                 ---------       ---------
Net (decrease) increase in net assets from operations.......      (188,859)          2,386
                                                                 ---------       ---------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................       135,949          45,199
Cost of insurance and administrative charges................       (22,578)         (4,128)
Surrenders and forfeitures..................................          (355)           (357)
Net withdrawals due to policy loans.........................        (2,372)           (623)
Transfers between investment portfolios.....................       778,696         108,098
                                                                 ---------       ---------
Net increase in net assets derived from policy
  transactions..............................................       889,340         148,189
                                                                 ---------       ---------
Capital contribution from Providentmutual Life and Annuity
  Company of America........................................        25,000          25,000
                                                                 ---------       ---------
Total increase in net assets................................       725,481         175,575
NET ASSETS
  Beginning of year.........................................
                                                                 ---------       ---------
  End of year...............................................     $ 725,481       $ 175,575
                                                                 =========       =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                            MONEY                                AGGRESSIVE
                                              GROWTH       MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..............  $ (11,942)   $   242,698   $   9,531    $    (975)   $  (2,597)    $    7,415
Net realized gain on investments..........    106,592                      9,824       44,721      247,207        148,308
Net unrealized (depreciation) appreciation
  of investments during the year..........    (38,569)                   (70,598)     (63,002)      57,514        540,420
                                            ----------   -----------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets from
  operations..............................     56,081        242,698     (51,243)     (19,256)     302,124        696,143
                                            ----------   -----------   ----------   ----------   ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............  1,074,495     10,836,005     332,588      194,230      412,431        661,165
Cost of insurance and administrative
  charges.................................   (303,622)      (797,781)    (97,177)     (89,639)    (167,274)      (167,001)
Surrenders and forfeitures................   (189,291)       (59,612)    (15,922)      (9,974)     (27,978)       (24,702)
Net (withdrawals) repayments due to policy
  loans...................................    (31,216)         4,739     (15,470)      (8,925)     (33,883)       (12,649)
Transfers between investment portfolios...    470,309     (7,352,211)   (135,405)     449,128       32,008         91,516
Transfers due to death benefits...........                                                          (1,337)        (1,278)
                                            ----------   -----------   ----------   ----------   ----------    ----------
Net increase in net assets derived from
  policy transactions.....................  1,020,675      2,631,140      68,614      534,820      213,967        547,051
                                            ----------   -----------   ----------   ----------   ----------    ----------
Total increase in net assets..............  1,076,756      2,873,838      17,371      515,564      516,091      1,243,194
NET ASSETS
  Beginning of year.......................  2,827,916      4,408,235   1,307,466      649,153    1,836,242      2,104,234
                                            ----------   -----------   ----------   ----------   ----------    ----------
  End of year.............................  $3,904,672   $ 7,282,073   $1,324,837   $1,164,717   $2,352,333    $3,347,428
                                            ==========   ===========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................  $  (6,838)    $   (612)   $  (2,993)    $ (1,998)
Net realized gain on investments............................     59,937       21,529       96,011        2,248
Net unrealized appreciation (depreciation) of investments
  during the year...........................................    192,717      (26,430)     323,197      (28,135)
                                                              ----------    --------    ----------    --------
Net increase (decrease) in net assets from operations.......    245,816       (5,513)     416,215      (27,885)
                                                              ----------    --------    ----------    --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................    410,602      235,417      146,222      217,981
Cost of insurance and administrative charges................   (107,613)     (46,883)     (37,756)     (35,684)
Surrenders and forfeitures..................................    (30,667)      (6,497)      (3,858)        (191)
Net withdrawals due to policy loans.........................    (16,290)     (11,460)      (4,008)      (5,077)
Transfers between investment portfolios.....................  1,079,015       82,627      249,104      142,715
                                                              ----------    --------    ----------    --------
Net increase in net assets derived from policy
  transactions..............................................  1,335,047      253,204      349,704      319,744
                                                              ----------    --------    ----------    --------
Total increase in net assets................................  1,580,863      247,691      765,919      291,859
NET ASSETS
  Beginning of year.........................................    247,925      237,471      277,529      281,462
                                                              ----------    --------    ----------    --------
  End of year...............................................  $1,828,788    $485,162    $1,043,448    $573,321
                                                              ==========    ========    ==========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                    FIDELITY                    FIDELITY                  FIDELITY
                                                     EQUITY-      FIDELITY        HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME        GROWTH        INCOME      OVERSEAS     MANAGER      INDEX 500
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....................  $    75,002   $   (70,937)  $ 169,800    $  24,974    $  61,020    $    25,299
Net realized gain (loss) on investments..........      571,495     1,574,101     (20,336)     222,413      121,743        665,356
Net unrealized (depreciation) appreciation of
  investments during the year....................      (79,851)    3,257,791       2,612    1,612,546      110,105      2,407,325
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets from operations.......      566,646     4,760,955     152,076    1,859,933      292,868      3,097,980
                                                   -----------   -----------   ----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums......................    2,929,981     3,422,090     451,275    1,525,307      779,887      6,727,693
Cost of insurance and administrative charges.....     (913,963)   (1,072,275)   (185,657)    (338,270)    (213,071)    (1,698,031)
Surrenders and forfeitures.......................     (249,092)     (370,650)    (29,802)     (66,192)     (40,031)      (426,927)
Net withdrawals due to policy loans..............      (79,425)      (71,729)    (12,437)     (44,838)     (41,805)      (166,653)
Transfers between investment portfolios..........      657,552     1,206,940     219,593      250,238      281,207      1,580,849
Withdrawals due to death benefits................      (10,825)       (4,635)                  (3,418)                    (77,679)
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets derived from policy
  transactions...................................    2,334,228     3,109,741     442,972    1,322,827      766,187      5,939,252
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Total increase in net assets.....................    2,900,874     7,870,696     595,048    3,182,760    1,059,055      9,037,232
NET ASSETS
  Beginning of year..............................    9,649,507    11,319,649   1,847,985    3,438,701    2,298,935     12,355,027
                                                   -----------   -----------   ----------   ----------   ----------   -----------
  End of year....................................  $12,550,381   $19,190,345   $2,443,033   $6,621,461   $3,357,990   $21,392,259
                                                   ===========   ===========   ==========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                               FIDELITY                    NEUBERGER     NEUBERGER      NEUBERGER      NEUBERGER
                                              INVESTMENT     FIDELITY        BERMAN       BERMAN      BERMAN LIMITED     BERMAN
                                              GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH      MATURITY BOND     PARTNERS
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................  $  41,071     $   (20,102)   $   8,293    $   103,573     $   45,280     $   (4,615)
Net realized gain (loss) on investments.....     16,764         380,374       (2,558)      (112,803)       (17,023)        37,455
Net unrealized (depreciation) appreciation
  of investments during the year............    (82,192)      1,361,433      (12,499)       (32,289)       (19,835)       (36,807)
                                              ----------    -----------    ---------    -----------     ----------     ----------
Net (decrease) increase in net assets from
  operations................................    (24,357)      1,721,705       (6,764)       (41,519)         8,422         (3,967)
                                              ----------    -----------    ---------    -----------     ----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................    408,193       2,629,902       30,596        122,455        359,023        431,555
Cost of insurance and administrative
  charges...................................   (125,447)       (641,252)     (17,818)       (47,317)       (61,450)      (148,466)
Surrenders and forfeitures..................    (78,777)       (232,393)        (743)        (4,937)       (55,990)       (44,451)
Net (withdrawals) repayments due to policy
  loans.....................................    (12,459)        (89,980)         192             48         (6,347)       (10,397)
Transfers between investment portfolios.....    375,555       1,420,233     (576,638)    (2,035,198)       (10,622)     2,058,260
Withdrawals due to death benefits...........                     (5,412)                     (4,020)                       (1,057)
                                              ----------    -----------    ---------    -----------     ----------     ----------
Net increase (decrease) in net assets
  derived from policy transactions..........    567,065       3,081,098     (564,411)    (1,968,969)       224,614      2,285,444
                                              ----------    -----------    ---------    -----------     ----------     ----------
Total increase (decrease) in net assets.....    542,708       4,802,803     (571,175)    (2,010,488)       233,036      2,281,477
NET ASSETS
  Beginning of year.........................  1,224,170       5,486,967      571,175      2,010,488        858,328        244,247
                                              ----------    -----------    ---------    -----------     ----------     ----------
  End of year...............................  $1,766,878    $10,289,770           --             --     $1,091,364     $2,525,724
                                              ==========    ===========    =========    ===========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                           AMERICAN                                 VAN ECK
                                          CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                           CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                         APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income...........   $  (1,619)    $  23,474     $  2,203     $   (8,384)   $    948       $  (25,644)
Net realized gain (loss) on
  investments..........................      11,508        23,235      (29,183)      (146,766)      1,132          508,120
Net unrealized appreciation
  (depreciation) of investments during
  the year.............................      51,652       (94,702)     101,902      1,199,541     (10,967)       1,191,588
                                          ---------     ---------     --------     ----------    --------       ----------
Net increase (decrease) in net assets
  from operations......................      61,541       (47,993)      74,922      1,044,391      (8,887)       1,674,064
                                          ---------     ---------     --------     ----------    --------       ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums............      52,425        94,818      151,588        402,320      63,311        1,102,941
Cost of insurance and administrative
  charges..............................     (27,936)      (46,560)     (35,575)      (107,952)     (7,593)        (344,012)
Surrenders and forfeitures.............      (9,792)      (20,025)      (2,094)       (14,113)        (17)        (208,635)
Net withdrawals due to policy loans....      (2,760)       (6,828)      (5,013)        (8,664)                     (22,006)
Transfers between investment
  portfolios...........................    (854,349)     (135,667)      73,320        (58,680)     32,608          391,868
Withdrawals due to death benefits......                                                (1,499)                      (3,576)
                                          ---------     ---------     --------     ----------    --------       ----------
Net (decrease) increase in net assets
  derived from policy transactions.....    (842,412)     (114,262)     182,226        211,412      88,309          916,580
                                          ---------     ---------     --------     ----------    --------       ----------
Total (decrease) increase in net
  assets...............................    (780,871)     (162,255)     257,148      1,255,803      79,422        2,590,644
NET ASSETS
  Beginning of year....................     780,871       691,312      320,851        890,107      73,425        3,153,585
                                          ---------     ---------     --------     ----------    --------       ----------
  End of year..........................          --     $ 529,057     $577,999     $2,145,910    $152,847       $5,744,229
                                          =========     =========     ========     ==========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                           MONEY                                 AGGRESSIVE
                                             GROWTH        MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............  $  18,521    $    174,900   $  44,888     $ 11,127    $     350     $     (211)
Net realized gain on investments.........    241,036                      10,197       33,591      139,197        100,230
Net unrealized appreciation
  (depreciation) of investments during
  the year...............................     24,031                      13,711        8,599      (21,973)        36,335
                                           ----------   ------------   ----------    --------    ----------    ----------
Net increase in net assets from
  operations.............................    283,588         174,900      68,796       53,317      117,574        136,354
                                           ----------   ------------   ----------    --------    ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..............    700,982      12,157,013     286,323      145,810      390,883        542,593
Cost of insurance and administrative
  charges................................   (223,112)       (517,784)    (74,547)     (44,806)    (145,982)      (131,026)
Surrenders and forfeitures...............    (20,394)        (78,839)     (5,714)      (1,879)     (26,378)       (19,231)
Net withdrawals due to policy loans......    (51,892)       (268,614)     (4,688)         295      (41,359)        (2,014)
Transfers between investment
  portfolios.............................    517,850     (10,774,581)    447,809      134,941      273,343        242,053
                                           ----------   ------------   ----------    --------    ----------    ----------
Net increase in net assets derived from
  policy transactions....................    923,434         517,195     649,183      234,361      450,507        632,375
                                           ----------   ------------   ----------    --------    ----------    ----------
Total increase in net assets.............  1,207,022         692,095     717,979      287,678      568,081        768,729
NET ASSETS
  Beginning of year......................  1,620,894       3,716,140     589,487      361,475    1,268,161      1,335,505
                                           ----------   ------------   ----------    --------    ----------    ----------
  End of year............................  $2,827,916   $  4,408,235   $1,307,466    $649,153    $1,836,242    $2,104,234
                                           ==========   ============   ==========    ========    ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................   $   (259)    $   (304)    $   (314)    $   (329)
Net realized loss on investments............................     (1,657)      (6,212)      (9,872)      (9,805)
Net unrealized appreciation of investments during the
  year......................................................     31,368       21,256       49,117       22,620
                                                               --------     --------     --------     --------
Net increase in net assets from operations..................     29,452       14,740       38,931       12,486
                                                               --------     --------     --------     --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................     54,913       56,634       38,819       36,602
Cost of insurance and administrative charges................     (5,966)      (7,965)      (3,250)      (5,225)
Surrenders and forfeitures..................................         (1)          (8)
Transfers between investment portfolios.....................    144,527      149,070      178,029      212,599
                                                               --------     --------     --------     --------
Net increase in net assets derived from policy
  transactions..............................................    193,473      197,731      213,598      243,976
                                                               --------     --------     --------     --------
Capital contribution from Providentmutual Life and Annuity
  Company of America........................................     25,000       25,000       25,000       25,000
                                                               --------     --------     --------     --------
Total increase in net assets................................    247,925      237,471      277,529      281,462
NET ASSETS
  Beginning of year.........................................         --           --           --           --
                                                               --------     --------     --------     --------
  End of year...............................................   $247,925     $237,471     $277,529     $281,462
                                                               ========     ========     ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                    FIDELITY                   FIDELITY                  FIDELITY
                                                    EQUITY-      FIDELITY        HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME       GROWTH        INCOME      OVERSEAS     MANAGER      INDEX 500
                                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....................  $  33,741    $   (21,448)  $  82,762    $  23,357    $  31,986    $     9,694
Net realized gain on investments.................    379,398        908,344      62,829      149,376      159,494        566,205
Net unrealized appreciation (depreciation) of
  investments during the year....................    388,042      1,877,802    (251,388)     108,083       54,245      1,456,238
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Net increase (decrease) in net assets from
  operations.....................................    801,181      2,764,698    (105,797)     280,816      245,725      2,032,137
                                                   ----------   -----------   ----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums......................  2,791,625      2,817,681     644,433      991,712      538,144      4,725,165
Cost of insurance and administrative charges.....   (683,360)      (776,716)   (141,578)    (247,860)    (128,200)    (1,026,576)
Surrenders and forfeitures.......................   (100,189)      (148,661)    (18,862)     (43,350)     (27,852)      (153,976)
Net withdrawals due to policy loans..............    (25,809)       (30,231)    (12,378)     (17,062)      11,088        (35,752)
Transfers between investment portfolios..........  1,325,938      1,223,266     223,803      639,706      404,187      1,912,283
Withdrawals due to death benefits................     (9,104)       (52,787)                  (1,121)      (1,235)        (4,122)
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets derived from policy
  transactions...................................  3,299,101      3,032,552     695,418    1,322,025      796,132      5,417,022
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Return of capital to Providentmutual Life and
  Annuity Company of America.....................                   (30,000)                                             (30,000)
                                                   ----------   -----------   ----------   ----------   ----------   -----------
Total increase in net assets.....................  4,100,282      5,767,250     589,621    1,602,841    1,041,857      7,419,159
NET ASSETS
  Beginning of year..............................  5,549,225      5,552,399   1,258,364    1,835,860    1,257,078      4,935,868
                                                   ----------   -----------   ----------   ----------   ----------   -----------
  End of year....................................  $9,649,507   $11,319,649   $1,847,985   $3,438,701   $2,298,935   $12,355,027
                                                   ==========   ===========   ==========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                               FIDELITY                    NEUBERGER    NEUBERGER     NEUBERGER &     NEUBERGER
                                              INVESTMENT     FIDELITY       & BERMAN     & BERMAN    BERMAN LIMITED    & BERMAN
                                              GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND     PARTNERS
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................  $  29,096     $   (6,798)     $  7,039    $ (10,244)      $ 30,950       $   (241)
Net realized gain (loss) on investments.....      7,716        169,629        65,864      325,833            373         (2,190)
Net unrealized appreciation (depreciation)
  of investments during the year............     35,552        840,390       (21,582)    (105,731)        (8,405)        18,863
                                              ----------    ----------      --------    ----------      --------       --------
Net increase in net assets from
  operations................................     72,364      1,003,221        51,321      209,858         22,918         16,432
                                              ----------    ----------      --------    ----------      --------       --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................    310,292      1,737,346       127,973      582,452        224,085        123,418
Cost of insurance and administrative
  charges...................................    (76,939)      (364,105)      (55,932)    (156,359)       (42,136)        (8,687)
Surrenders and forfeitures..................     (8,154)       (53,656)       (8,030)     (19,760)        (1,602)
Net (withdrawals) repayments due to policy
  loans.....................................     (2,779)         3,715       (16,887)     (18,679)        (1,363)          (101)
Transfers between investment portfolios.....    274,632      1,036,789       109,236      230,165        128,083         88,185
Withdrawals due to death benefits...........                    (2,854)                   (34,374)
                                              ----------    ----------      --------    ----------      --------       --------
Net increase in net assets derived from
  policy transactions.......................    497,052      2,357,235       156,360      583,445        307,067        202,815
                                              ----------    ----------      --------    ----------      --------       --------
Capital contribution from Providentmutual
  Life and Annuity Company of America.......                                                                             25,000
                                              ----------    ----------      --------    ----------      --------       --------
Total increase in net assets................    569,416      3,360,456       207,681      793,303        329,985        244,247
NET ASSETS
  Beginning of year.........................    654,754      2,126,511       363,494    1,217,185        528,343             --
                                              ----------    ----------      --------    ----------      --------       --------
  End of year...............................  $1,224,170    $5,486,967      $571,175    $2,010,488      $858,328       $244,247
                                              ==========    ==========      ========    ==========      ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                AMERICAN                                 VAN ECK
                                               CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                              APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................    $ (4,421)     $    123     $    (150)   $     880      $   (64)      $  (13,957)
Net realized gain (loss) on investments.....      (8,695)        7,111         3,385      (58,640)      (5,674)         277,116
Net unrealized appreciation (depreciation)
  of investments during the year............     (14,823)       57,630      (133,615)    (258,276)       3,621           81,910
                                                --------      --------     ---------    ---------      -------       ----------
Net increase (decrease) in net assets from
  operations................................     (27,939)       64,864      (130,380)    (316,036)      (2,117)         345,069
                                                --------      --------     ---------    ---------      -------       ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................     236,573       249,745       134,991      375,034       13,909        1,139,641
Cost of insurance and administrative
  charges...................................     (91,415)      (44,347)      (33,980)     (98,968)      (1,364)        (248,405)
Surrenders and forfeitures..................     (22,461)       (4,079)       (4,253)      (5,110)                      (30,009)
Net withdrawals due to policy loans.........     (10,745)       (1,174)         (969)      (2,809)                      (16,982)
Transfers between investment
  portfolios................................      79,336       141,529        (7,393)     259,476       37,997          531,504
Withdrawals due to death benefits...........                                                                            (29,065)
                                                --------      --------     ---------    ---------      -------       ----------
Net increase in net assets derived from
  policy transactions.......................     191,288       341,674        88,396      527,623       50,542        1,346,684
                                                --------      --------     ---------    ---------      -------       ----------
Capital contribution from Providentmutual
  Life and Annuity Company of America.......                                               10,000       25,000
                                                --------      --------     ---------    ---------      -------       ----------
Total increase in net assets................     163,349       406,538       (41,984)     221,587       73,425        1,691,753
NET ASSETS
  Beginning of year.........................     617,522       284,774       362,835      668,520           --        1,461,832
                                                --------      --------     ---------    ---------      -------       ----------
  End of year...............................    $780,871      $691,312     $ 320,851    $ 890,107      $73,425       $3,153,585
                                                ========      ========     =========    =========      =======       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements

--------------------------------------------------------------------------------

1. ORGANIZATION

     The Providentmutual Variable Life Separate Account (Separate Account) was established by Providentmutual Life and Annuity Company of America ("PLACA") under the provisions of Delaware law and commenced operations on February 1, 1995. PLACA is a wholly-owned subsidiary of Provident Mutual Life Insurance Company. The Separate Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies).

     The policies are distributed principally through personal producing general agents and brokers.

     PLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of twenty-seven subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and Equity 500 Index Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Investment Grade Bond and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; and the Strong Opportunity Fund II Subaccount invests in the corresponding portfolio of the Strong Opportunity Fund II, Inc.

     At the close of business on April 30, 1999, the Neuberger Berman Growth Subaccount, Neuberger Berman Balanced Subaccount and American Century VP Capital Appreciation Subaccount were terminated and the investments were transferred to the Neuberger Berman Partners Subaccount, the Managed Subaccount and the All Pro Large Cap Growth Subaccount, respectively. At the close of business on February 7, 2000, the Fidelity Index 500 Subaccount was terminated and the investments were transferred to the newly established Market Street Fund Equity 500 Index Subaccount. At the close of business on January 26, 2001, the assets of the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts were transferred to newly established subaccounts (the "All-Pro Broad Equity", "Balanced" and "Mid Cap Growth" Subaccounts), and the Growth, Managed and Aggressive Growth Subaccounts ceased to exist.

     Net premiums from in-force policies are allocated to the Subaccounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies (Note 4). The Separate Account's assets are the property of PLACA.

     Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of PLACA's General Account.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

 Investment Valuation:

     Investment shares are valued at the net asset values of the respective portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

     The operations of the Separate Account are included in the Federal income tax return of PLACA. Under the provisions of the policies, PLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

 Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At December 31, 2000, the investments of the respective Subaccounts are as follows:

----------------------------------------------------------------------------------------------------
                                                               SHARES        COST       MARKET VALUE
----------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio..........................................    254,997    $4,601,573    $4,890,836
  Money Market Portfolio....................................  5,294,410    $5,294,410    $5,294,410
  Bond Portfolio............................................    120,177    $1,286,079    $1,311,134
  Managed Portfolio.........................................     76,730    $1,296,106    $1,288,298
  Aggressive Growth Portfolio...............................    138,371    $2,995,131    $3,834,272
  International Portfolio...................................    257,873    $3,561,222    $3,648,902
  All Pro Large Cap Growth Portfolio........................    205,461    $2,731,081    $2,362,807
  All Pro Large Cap Value Portfolio.........................     91,950      $875,924      $925,017
  All Pro Small Cap Growth Portfolio........................    156,719    $3,013,230    $2,253,624
  All Pro Small Cap Value Portfolio.........................    115,634      $876,673    $1,054,583
  Equity 500 Index Portfolio................................  2,578,353   $25,803,497   $24,133,380
Variable Insurance Products Fund:
  Equity-Income Portfolio...................................    575,727   $13,782,407   $14,692,547
  Growth Portfolio..........................................    518,430   $22,427,290   $22,629,462
  High Income Portfolio.....................................    236,633    $2,644,110    $1,935,658
  Overseas Portfolio........................................    400,533    $8,754,132    $8,006,645
Variable Insurance Products Fund II:
  Asset Manager Portfolio...................................    272,536    $4,613,540    $4,360,575
  Investment Grade Bond Portfolio...........................    160,949    $1,892,368    $2,026,351
  Contrafund Portfolio......................................    547,449   $12,976,018   $12,996,437
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio...........................     84,991    $1,117,927    $1,119,325
  Partners Portfolio........................................    145,906    $2,673,089    $2,360,760
Van Eck Worldwide InsuranceTrust:
  Van Eck Worldwide Bond Portfolio..........................     49,349      $545,128      $511,745
  Van Eck Worldwide Hard Assets Portfolio...................     57,348      $609,156      $692,190
  Van Eck Worldwide Emerging Markets Portfolio..............    251,685    $2,592,029    $2,086,466
  Van Eck Worldwide Real Estate Portfolio...................     27,018      $259,812      $286,935
Alger American Fund:
  Alger American Small Capitalization Portfolio.............    253,598    $8,959,145    $5,957,024
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II.............................     30,663      $968,377      $725,481
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II................................      7,334      $192,266      $175,575

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

     During the years ended December 31, 2000, 1999 and 1998, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                         MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                        GROWTH PORTFOLIO                      MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                 2000         1999         1998          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................      60,266       73,102       73,135     10,243,635     8,932,793    10,866,458
Shares received from reinvestment of:
  Dividends.................................       3,122          512        1,893        348,038       268,224       197,496
  Capital gain distributions................      13,937        2,993       13,090
                                              ----------   ----------   ----------   ------------   -----------   -----------
Total shares acquired.......................      77,325       76,607       88,118     10,591,673     9,201,017    11,063,954
Total shares redeemed.......................     (28,488)     (20,708)     (21,151)   (12,507,636)   (6,346,192)   (9,925,488)
                                              ----------   ----------   ----------   ------------   -----------   -----------
Net increase (decrease) in shares owned.....      48,837       55,899       66,967     (1,915,963)    2,854,825     1,138,466
Shares owned, beginning of year.............     206,160      150,261       83,294      7,210,373     4,355,548     3,217,082
                                              ----------   ----------   ----------   ------------   -----------   -----------
Shares owned, end of year...................     254,997      206,160      150,261      5,294,410     7,210,373     4,355,548
                                              ==========   ==========   ==========   ============   ===========   ===========
Cost of shares acquired.....................  $1,374,356   $1,459,551   $1,524,498   $ 10,591,673   $ 9,201,017   $11,063,954
                                              ==========   ==========   ==========   ============   ===========   ===========
Cost of shares redeemed.....................  $  518,994   $  344,226   $  341,507   $ 12,507,636   $ 6,346,192   $ 9,925,488
                                              ==========   ==========   ==========   ============   ===========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              MARKET STREET FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
                                                                   BOND PORTFOLIO                 MANAGED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                             2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................................    32,527     36,328     77,640     12,254     46,775     18,495
Shares received from reinvestment of:
  Dividends..............................................     7,848      1,653      4,610      2,411        286        832
  Capital gain distributions.............................                1,299          8      3,662      1,951      1,087
                                                           --------   --------   --------   --------   --------   --------
Total shares acquired....................................    40,375     39,280     82,258     18,327     49,012     20,414
Total shares redeemed....................................   (45,419)   (30,589)   (19,415)   (10,967)   (16,359)    (4,885)
                                                           --------   --------   --------   --------   --------   --------
Net increase (decrease) in shares owned..................    (5,044)     8,691     62,843      7,360     32,653     15,529
Shares owned, beginning of year..........................   125,221    116,530     53,687     69,370     36,717     21,188
                                                           --------   --------   --------   --------   --------   --------
Shares owned, end of year................................   120,177    125,221    116,530     76,730     69,370     36,717
                                                           ========   ========   ========   ========   ========   ========
Cost of shares acquired..................................  $414,765   $419,905   $908,607   $289,071   $843,762   $346,281
                                                           ========   ========   ========   ========   ========   ========
Cost of shares redeemed..................................  $497,550   $331,936   $204,339   $182,107   $265,196   $ 67,202
                                                           ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                             MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
                                                          AGGRESSIVE GROWTH PORTFOLIO          INTERNATIONAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                           2000        1999       1998        2000        1999       1998
---------------------------------------------------------------------------------------------------------------------------
Shares purchased......................................      50,226     25,961     31,265       63,323     60,220     56,397
Shares received from reinvestment of:
  Dividends...........................................       3,327        508        508        5,949      1,831        813
  Capital gain distributions..........................       6,957     12,602      4,846       23,601      9,395      7,315
                                                        ----------   --------   --------   ----------   --------   --------
Total shares acquired.................................      60,510     39,071     36,619       92,873     71,446     64,525
Total shares redeemed.................................     (29,209)   (15,809)    (9,961)     (35,685)   (22,691)   (10,722)
                                                        ----------   --------   --------   ----------   --------   --------
Net increase in shares owned..........................      31,301     23,262     26,658       57,188     48,755     53,803
Shares owned, beginning of year.......................     107,070     83,808     57,150      200,685    151,930     98,127
                                                        ----------   --------   --------   ----------   --------   --------
Shares owned, end of year.............................     138,371    107,070     83,808      257,873    200,685    151,930
                                                        ==========   ========   ========   ==========   ========   ========
Cost of shares acquired...............................  $1,447,497   $747,203   $753,159   $1,293,987   $993,410   $866,730
                                                        ==========   ========   ========   ==========   ========   ========
Cost of shares redeemed...............................  $  613,968   $288,626   $163,105   $  473,928   $290,636   $134,336
                                                        ==========   ========   ========   ==========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                             MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
                                                             ALL PRO LARGE CAP GROWTH           ALL PRO LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                           2000         1999        1998       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------
Shares purchased......................................      97,700      125,649     24,150     69,996     41,597     28,950
Shares received from reinvestment of:
  Dividends...........................................       2,810            5                   458        161
  Capital gain distributions..........................       2,186
                                                        ----------   ----------   --------   --------   --------   --------
Total shares acquired.................................     102,696      125,654     24,150     70,454     41,758     28,950
Total shares redeemed.................................     (21,053)     (22,900)    (3,086)   (27,117)   (17,132)    (4,963)
                                                        ----------   ----------   --------   --------   --------   --------
Net increase in shares owned..........................      81,643      102,754     21,064     43,337     24,626     23,987
Shares owned, beginning of year.......................     123,818       21,064                48,613     23,987
                                                        ----------   ----------   --------   --------   --------   --------
Shares owned, end of year.............................     205,461      123,818     21,064     91,950     48,613     23,987
                                                        ==========   ==========   ========   ========   ========   ========
Cost of shares acquired...............................  $1,393,113   $1,626,858   $248,497   $657,656   $424,442   $265,246
                                                        ==========   ==========   ========   ========   ========   ========
Cost of shares redeemed...............................  $  266,735   $  238,712   $ 31,940   $272,068   $150,321   $ 49,031
                                                        ==========   ==========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
                                                              ALL PRO SMALL CAP GROWTH          ALL PRO SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                             2000        1999       1998       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------
Shares purchased........................................     135,548     47,453     32,753     93,567     52,030     43,816
Shares received from reinvestment of:
  Dividends.............................................       1,536                              257         73
  Capital gain distributions............................         263
                                                          ----------   --------   --------   --------   --------   --------
Total shares acquired...................................     137,347     47,453     32,753     93,824     52,103     43,816
Total shares redeemed...................................     (36,042)   (20,358)    (4,434)   (53,926)   (10,483)    (9,700)
                                                          ----------   --------   --------   --------   --------   --------
Net increase in shares owned............................     101,305     27,095     28,319     39,898     41,620     34,116
Shares owned, beginning of year.........................      55,414     28,319                75,736     34,116
                                                          ----------   --------   --------   --------   --------   --------
Shares owned, end of year...............................     156,719     55,414     28,319    115,634     75,736     34,116
                                                          ==========   ========   ========   ========   ========   ========
Cost of shares acquired.................................  $2,740,146   $601,240   $272,699   $714,775   $396,338   $340,167
                                                          ==========   ========   ========   ========   ========   ========
Cost of shares redeemed.................................  $  398,050   $158,518   $ 44,287   $416,938   $ 76,344   $ 81,325
                                                          ==========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------
                                                                  EQUITY 500 INDEX PORTFOLIO**
---------------------------------------------------------------------------------------------------
                                                                 2000          1999         1998
---------------------------------------------------------------------------------------------------
Shares purchased............................................    2,758,381       48,111       53,123
Shares received from reinvestment of:
  Dividends.................................................                       944          555
  Capital gain distributions................................                       641        1,285
                                                              -----------   ----------   ----------
Total shares acquired.......................................    2,758,381       49,696       54,963
Total shares redeemed.......................................     (307,524)      (9,669)     (10,643)
                                                              -----------   ----------   ----------
Net increase in shares owned................................    2,450,857       40,027       44,320
Shares owned, beginning of year.............................      127,496       87,469       43,149
                                                              -----------   ----------   ----------
Shares owned, end of year...................................    2,578,353      127,496       87,469
                                                              ===========   ==========   ==========
Cost of shares acquired.....................................  $28,438,398   $7,454,952   $6,814,303
                                                              ===========   ==========   ==========
Cost of shares redeemed.....................................  $19,353,359   $  873,045   $  851,382
                                                              ===========   ==========   ==========

** Prior to February 7, 2000, these Funds were invested in the Index 500
   Portfolio of the Fidelity Variable Insurance Products Fund II.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                       EQUITY-INCOME PORTFOLIO                    GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    2000         1999         1998         2000          1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     131,492      127,157      153,199       157,405       82,042       94,179
Shares received from reinvestment of:
  Dividends....................................       9,450        6,224        3,495           430          495          887
  Capital gain distributions...................      35,603       13,759       12,437        42,796       31,095       23,197
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Total shares acquired..........................     176,545      147,140      169,131       200,631      113,632      118,263
Total shares redeemed..........................     (88,970)     (38,591)     (18,079)      (31,561)     (16,548)     (15,647)
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Net increase in shares owned...................      87,575      108,549      151,052       169,070       97,084      102,616
Shares owned, beginning of year................     488,152      379,603      228,551       349,360      252,276      149,660
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Shares owned, end of year......................     575,727      488,152      379,603       518,430      349,360      252,276
                                                 ==========   ==========   ==========   ===========   ==========   ==========
Cost of shares acquired........................  $4,064,111   $3,726,855   $4,057,867   $10,064,715   $5,084,590   $4,350,414
                                                 ==========   ==========   ==========   ===========   ==========   ==========
Cost of shares redeemed........................  $1,834,186   $  746,130   $  345,627   $   942,197   $  471,685   $  460,966
                                                 ==========   ==========   ==========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                        VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
                                                          HIGH INCOME PORTFOLIO                  OVERSEAS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                       2000       1999        1998         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------
Shares purchased...................................    55,238     66,264       69,235      169,182       96,724       81,679
Shares received from reinvestment of:
  Dividends........................................    15,014     17,034        7,523        3,948        2,832        2,130
  Capital gain distributions.......................                  636        4,781       24,858        4,567        6,278
                                                     --------   --------   ----------   ----------   ----------   ----------
Total shares acquired..............................    70,252     83,934       81,539      197,988      104,123       90,087
Total shares redeemed..............................   (49,625)   (28,204)     (13,926)     (38,762)     (34,322)     (14,199)
                                                     --------   --------   ----------   ----------   ----------   ----------
Net increase in shares owned.......................    20,627     55,730       67,613      159,226       69,801       75,888
Shares owned, beginning of year....................   216,006    160,276       92,663      241,307      171,506       95,618
                                                     --------   --------   ----------   ----------   ----------   ----------
Shares owned, end of year..........................   236,633    216,006      160,276      400,533      241,307      171,506
                                                     ========   ========   ==========   ==========   ==========   ==========
Cost of shares acquired............................  $691,246   $934,435   $1,006,130   $4,652,210   $2,201,082   $1,741,880
                                                     ========   ========   ==========   ==========   ==========   ==========
Cost of shares redeemed............................  $646,746   $341,999   $  165,121   $  786,150   $  630,868   $  247,122
                                                     ========   ========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                  VARIABLE INSURANCE PRODUCTS
                                                                            FUND II
--------------------------------------------------------------------------------------------------
                                                                    ASSET MANAGER PORTFOLIO
--------------------------------------------------------------------------------------------------
                                                                 2000         1999         1998
--------------------------------------------------------------------------------------------------
Shares purchased............................................     166,005       58,391       63,645
Shares received from reinvestment of:
  Dividends.................................................       6,331        4,685        2,657
  Capital gain distributions................................      14,915        5,934        7,972
                                                              ----------   ----------   ----------
Total shares acquired.......................................     187,251       69,010       74,274
Total shares redeemed.......................................     (94,575)     (15,743)     (17,480)
                                                              ----------   ----------   ----------
Net increase in shares owned................................      92,676       53,267       56,794
Shares owned, beginning of year.............................     179,860      126,593       69,799
                                                              ----------   ----------   ----------
Shares owned, end of year...................................     272,536      179,860      126,593
                                                              ==========   ==========   ==========
Cost of shares acquired.....................................  $3,133,783   $1,204,348   $1,257,524
                                                              ==========   ==========   ==========
Cost of shares redeemed.....................................  $1,593,606   $  255,398   $  269,912
                                                              ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                     INVESTMENT GRADE BOND PORTFOLIO             CONTRAFUND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       2000         1999        1998        2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..................................      97,343       85,128     43,614      162,185      136,907      123,430
Shares received from reinvestment of:
  Dividends.......................................      10,018        4,150      2,904        1,433        1,179          817
  Capital gain distributions......................                    1,302        344       52,005        8,647        6,008
                                                    ----------   ----------   --------   ----------   ----------   ----------
Total shares acquired.............................     107,361       90,580     46,862      215,623      146,733      130,255
Total shares redeemed.............................     (91,714)     (39,735)    (4,535)     (21,168)     (18,247)     (12,392)
                                                    ----------   ----------   --------   ----------   ----------   ----------
Net increase in shares owned......................      15,647       50,845     42,327      194,455      128,486      117,863
Shares owned, beginning of year...................     145,302       94,457     52,130      352,994      224,508      106,645
                                                    ----------   ----------   --------   ----------   ----------   ----------
Shares owned, end of year.........................     160,949      145,302     94,457      547,449      352,994      224,508
                                                    ==========   ==========   ========   ==========   ==========   ==========
Cost of shares acquired...........................  $1,242,414   $1,108,475   $586,720   $5,454,135   $3,738,001   $2,721,969
                                                    ==========   ==========   ========   ==========   ==========   ==========
Cost of shares redeemed...........................  $1,143,552   $  483,575   $ 52,856   $  361,928   $  296,631   $  201,903
                                                    ==========   ==========   ========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------------------------------------------------------------------------
                                                               BALANCED PORTFOLIO       GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------
                                                                 1999       1998        1999         1998
------------------------------------------------------------------------------------------------------------
Shares purchased............................................      1,894     19,377        3,434       29,928
Shares received from reinvestment of:
  Dividends.................................................        628        673
  Capital gain distributions................................        930      4,722        4,649       14,622
                                                               --------   --------   ----------   ----------
Total shares acquired.......................................      3,452     24,772        8,083       44,550
Total shares redeemed.......................................    (38,408)   (10,237)     (84,556)      (7,932)
                                                               --------   --------   ----------   ----------
Net (decrease) increase in shares owned.....................    (34,956)    14,535      (76,473)      36,618
Shares owned, beginning of year.............................     34,956     20,421       76,473       39,855
                                                               --------   --------   ----------   ----------
Shares owned, end of year...................................         --     34,956           --       76,473
                                                               ========   ========   ==========   ==========
Cost of shares acquired.....................................   $ 53,427   $390,678   $  193,400   $1,104,028
                                                               ========   ========   ==========   ==========
Cost of shares redeemed.....................................   $612,103   $161,415   $2,171,599   $  204,994
                                                               ========   ========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
---------------------------------------------------------------------------------------------------------------------------
                                                                 LIMITED MATURITY
                                                                  BOND PORTFOLIO                  PARTNERS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------
Shares purchased........................................    17,066     54,409     30,075     22,623      130,332     13,985
Shares received from reinvestment of:
  Dividends.............................................     6,147      3,965      2,621      1,270          222
  Capital gain distributions............................                                     27,011          387
                                                          --------   --------   --------   --------   ----------   --------
Total shares acquired...................................    23,213     58,374     32,696     50,904      130,941     13,985
Total shares redeemed...................................   (20,651)   (38,053)    (8,006)   (33,599)     (15,243)    (1,082)
                                                          --------   --------   --------   --------   ----------   --------
Net increase in shares owned............................     2,562     20,321     24,690     17,305      115,698     12,903
Shares owned, beginning of year.........................    82,429     62,108     37,418    128,601       12,903
                                                          --------   --------   --------   --------   ----------   --------
Shares owned, end of year...............................    84,991     82,429     62,108    145,906      128,601     12,903
                                                          ========   ========   ========   ========   ==========   ========
Cost of shares acquired.................................  $295,278   $775,612   $447,958   $791,265   $2,587,656   $247,264
                                                          ========   ========   ========   ========   ==========   ========
Cost of shares redeemed.................................  $283,165   $522,741   $109,568   $661,844   $  269,372   $ 21,880
                                                          ========   ========   ========   ========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       AMERICAN CENTURY
                                                                  VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------
                                                                     AMERICAN CENTURY VP
                                                                     CAPITAL APPRECIATION
                                                                          PORTFOLIO
--------------------------------------------------------------------------------------------
                                                                     1999            1998
--------------------------------------------------------------------------------------------
Shares purchased............................................          4,498          33,759
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................                          3,550
                                                                   --------        --------
Total shares acquired.......................................          4,498          37,309
Total shares redeemed.......................................        (91,069)        (14,532)
                                                                   --------        --------
Net (decrease) increase in shares owned.....................        (86,571)         22,777
Shares owned, beginning of year.............................         86,571          63,794
                                                                   --------        --------
Shares owned, end of year...................................             --          86,571
                                                                   ========        ========
Cost of shares acquired.....................................       $ 40,967        $343,650
                                                                   ========        ========
Cost of shares redeemed.....................................       $873,490        $165,478
                                                                   ========        ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------
                                                                 VAN ECK WORLDWIDE                VAN ECK WORLDWIDE
                                                                   BOND PORTFOLIO               HARD ASSETS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                             2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................................     8,290     12,314     36,665     21,226     22,265     17,397
Shares received from reinvestment of:
  Dividends..............................................     2,364      2,315        302        670        545        154
  Capital gain distributions.............................                1,034                                       3,792
                                                           --------   --------   --------   --------   --------   --------
Total shares acquired....................................    10,654     15,663     36,967     21,896     22,810     21,343
Total shares redeemed....................................   (10,796)   (22,468)    (6,583)   (17,285)    (4,948)    (9,549)
                                                           --------   --------   --------   --------   --------   --------
Net (decrease) increase in shares owned..................      (142)    (6,805)    30,384      4,611     17,862     11,794
Shares owned, beginning of year..........................    49,491     56,296     25,912     52,737     34,875     23,081
                                                           --------   --------   --------   --------   --------   --------
Shares owned, end of year................................    49,349     49,491     56,296     57,348     52,737     34,875
                                                           ========   ========   ========   ========   ========   ========
Cost of shares acquired..................................  $106,542   $173,521   $419,483   $244,415   $234,961   $243,416
                                                           ========   ========   ========   ========   ========   ========
Cost of shares redeemed..................................  $119,649   $241,074   $ 70,575   $248,920   $ 79,715   $151,785
                                                           ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
                                                                 VAN ECK WORLDWIDE                 VAN ECK WORLDWIDE
                                                             EMERGING MARKETS PORTFOLIO          REAL ESTATE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                             2000        1999       1998       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------
Shares purchased........................................     122,622     64,480     75,726     15,895     11,666     11,645
Shares received from reinvestment of:
  Dividends.............................................                               605        388        167
  Capital gain distributions............................                               538
                                                          ----------   --------   --------   --------   --------   --------
Total shares acquired...................................     122,622     64,480     76,869     16,283     11,833     11,645
Total shares redeemed...................................     (21,422)   (39,010)   (12,629)    (5,970)    (2,824)    (3,949)
                                                          ----------   --------   --------   --------   --------   --------
Net increase in shares owned............................     101,200     25,470     64,240     10,313      9,009      7,696
Shares owned, beginning of year.........................     150,485    125,015     60,775     16,705      7,696
                                                          ----------   --------   --------   --------   --------   --------
Shares owned, end of year...............................     251,685    150,485    125,015     27,018     16,705      7,696
                                                          ==========   ========   ========   ========   ========   ========
Cost of shares acquired.................................  $1,447,372   $622,693   $649,297   $154,588   $115,470   $110,595
                                                          ==========   ========   ========   ========   ========   ========
Cost of shares redeemed.................................  $  225,980   $566,431   $169,434   $ 54,969   $ 25,081   $ 40,791
                                                          ==========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                               STRONG VARIABLE INSURANCE   STRONG OPPORTUNITY
                                                ALGER AMERICAN FUND                   FUNDS, INC.            FUND II, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                ALGER AMERICAN SMALL             STRONG MID CAP GROWTH     STRONG OPPORTUNITY
                                              CAPITALIZATION PORTFOLIO                  FUND II                 FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                           2000         1999         1998                2000                     2000
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased......................      75,434       31,023       37,591              29,696                   7,208
Shares received from reinvestment of:
  Dividends...........................                                                                                17
  Capital gain distributions..........      89,512       11,270        7,022               2,518                     912
                                        ----------   ----------   ----------          ----------                --------
Total shares acquired.................     164,946       42,293       44,613              32,214                   8,137
Total shares redeemed.................     (15,504)      (9,858)      (6,305)             (1,551)                   (803)
                                        ----------   ----------   ----------          ----------                --------
Net increase in shares owned..........     149,442       32,435       38,308              30,663                   7,334
Shares owned, beginning of year.......     104,156       71,721       33,413
                                        ----------   ----------   ----------          ----------                --------
Shares owned, end of year.............     253,598      104,156       71,721              30,663                   7,334
                                        ==========   ==========   ==========          ==========                ========
Cost of shares acquired...............  $5,233,056   $1,781,809   $1,870,715          $1,016,658                $214,798
                                        ==========   ==========   ==========          ==========                ========
Cost of shares redeemed...............  $  662,487   $  382,753   $  260,872          $   48,281                $ 22,532
                                        ==========   ==========   ==========          ==========                ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

     During the years ended December 31, 2000, 1999 and 1998, the unit activity and unit values were as follows:

------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       6,651.36             113.05        6,764.41      $469.52
                                                                                                =========      =======
  Money Market Subaccount..............................      16,739.51          (6,025.21)      10,714.30      $262.85
                                                                                                =========      =======
  Bond Subaccount......................................       3,134.45            (408.30)       2,726.15      $294.19
                                                                                                =========      =======
  Managed Subaccount...................................       2,029.39             (67.15)       1,962.24      $393.56
                                                                                                =========      =======
  Aggressive Growth Subaccount.........................       4,846.73               7.05        4,853.78      $546.90
                                                                                                =========      =======
  International Subaccount.............................       6,631.16             178.47        6,809.63      $380.17
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................       4,050.45           1,675.24        5,725.69      $235.36
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................       1,272.45             862.92        2,135.37      $200.97
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................       1,716.79           1,970.66        3,687.45      $292.04
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................       2,100.44             966.61        3,067.05      $180.27
                                                                                                =========      =======
  Equity 500 Index Subaccount**........................      23,466.83           1,418.67       24,885.50      $588.60
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      22,324.31            (218.94)      22,105.37      $482.32
                                                                                                =========      =======
  Growth Subaccount....................................      21,242.68           1,165.94       22,408.62      $641.88
                                                                                                =========      =======
  High Income Subaccount...............................       4,953.38            (262.42)       4,690.96      $247.31
                                                                                                =========      =======
  Overseas Subaccount..................................      10,508.23           2,698.33       13,206.56      $361.81
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       6,542.28            (260.81)       6,281.47      $384.68
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................       3,652.83          (1,145.16)       2,507.67      $300.03
                                                                                                =========      =======
  Contrafund Subaccount................................      15,977.06           1,426.50       17,403.56      $408.38
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       2,430.71            (368.93)       2,061.78      $265.87
                                                                                                =========      =======
  Partners Subaccount..................................       9,126.46          (1,018.52)       8,107.94      $198.98
                                                                                                =========      =======
  Growth Subaccount....................................             --                 --              --           --
                                                                                                =========      =======
  Balanced Subaccount..................................             --                 --              --           --
                                                                                                =========      =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       1,877.04            (120.70)       1,756.34      $248.74
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............       1,614.27              21.88        1,636.15      $253.89
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       6,314.58           2,062.56        8,377.14      $150.79
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............         467.88              39.11          506.99      $196.52
                                                                                                =========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      11,780.98           1,494.15       13,275.13      $243.17
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................             --                 --              --           --
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --           1,081.60        1,081.60      $167.54
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --             405.98          405.98      $198.73
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       5,815.13             836.23        6,651.36      $430.72
                                                                                               ==========      =======
  Money Market Subaccount..............................      13,907.22           2,832.29       16,739.51      $249.25
                                                                                               ==========      =======
  Bond Subaccount......................................       3,245.75            (111.30)       3,134.45      $270.12
                                                                                               ==========      =======
  Managed Subaccount...................................       1,183.28             846.11        2,029.39      $364.01
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................       4,724.17             122.56        4,846.73      $397.88
                                                                                               ==========      =======
  International Subaccount.............................       6,049.59             581.57        6,631.16      $393.68
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................         875.15           3,175.30        4,050.45      $292.28
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................         891.39             381.06        1,272.45      $198.77
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................       1,234.37             482.42        1,716.79      $372.54
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................       1,322.63             777.81        2,100.44      $150.09
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      20,247.80           2,076.51       22,324.31      $447.75
                                                                                               ==========      =======
  Growth Subaccount....................................      19,521.51           1,721.17       21,242.68      $725.74
                                                                                               ==========      =======
  High Income Subaccount...............................       4,312.22             641.16        4,953.38      $321.07
                                                                                               ==========      =======
  Overseas Subaccount..................................       9,264.91           1,243.32       10,508.23      $450.18
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       5,790.06             752.22        6,542.28      $403.01
                                                                                               ==========      =======
  Index 500 Subaccount.................................      19,530.43           3,936.40       23,466.83      $652.53
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................       2,917.52             735.31        3,652.83      $271.52
                                                                                               ==========      =======
  Contrafund Subaccount................................      12,834.10           3,142.96       15,977.06      $440.18
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       2,252.18             178.53        2,430.71      $250.59
                                                                                               ==========      =======
  Partners Subaccount..................................       1,019.04           8,107.42        9,126.46      $198.87
                                                                                               ==========      =======
  Growth Subaccount....................................       3,808.69          (3,808.69)             --           --
                                                                                               ==========      =======
  Balanced Subaccount..................................       1,196.92          (1,196.92)             --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       2,380.84            (503.80)       1,877.04      $245.75
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............       1,140.79             473.48        1,614.27      $229.36
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       6,240.71              73.87        6,314.58      $261.06
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............         299.20             168.68          467.88      $166.62
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      10,687.43           1,093.55       11,780.98      $336.18
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................       2,669.55          (2,669.55)             --           --
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       3,677.92           2,137.21        5,815.13      $420.96
                                                                                               ==========      =======
  Money Market Subaccount..............................      12,272.89           1,634.33       13,907.22      $239.12
                                                                                               ==========      =======
  Bond Subaccount......................................       1,099.98           2,145.77        3,245.75      $281.21
                                                                                               ==========      =======
  Managed Subaccount...................................         517.97             665.31        1,183.28      $363.65
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................       3,717.99           1,006.18        4,724.17      $345.36
                                                                                               ==========      =======
  International Subaccount.............................       4,487.42           1,562.17        6,049.59      $306.38
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................             --             875.15          875.15      $234.38
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................             --             891.39          891.39      $197.14
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................             --           1,234.37        1,234.37      $195.15
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................             --           1,322.63        1,322.63      $164.28
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      13,392.54           6,855.26       20,247.80      $423.84
                                                                                               ==========      =======
  Growth Subaccount....................................      13,580.86           5,940.65       19,521.51      $531.49
                                                                                               ==========      =======
  High Income Subaccount...............................       2,752.44           1,559.78        4,312.22      $298.80
                                                                                               ==========      =======
  Overseas Subaccount..................................       5,468.98           3,795.93        9,264.91      $317.69
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       3,607.06           2,183.00        5,790.06      $365.14
                                                                                               ==========      =======
  Index 500 Subaccount.................................      10,713.65           8,816.78       19,530.43      $545.00
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................       1,202.38           1,715.14        2,917.52      $276.19
                                                                                               ==========      =======
  Contrafund Subaccount................................       6,864.83           5,969.27       12,834.10      $356.57
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       1,357.75             894.43        2,252.18      $248.55
                                                                                               ==========      =======
  Partners Subaccount..................................             --           1,019.04        1,019.04      $186.43
                                                                                               ==========      =======
  Growth Subaccount....................................       2,932.12             876.57        3,808.69      $414.29
                                                                                               ==========      =======
  Balanced Subaccount..................................       1,018.87             178.05        1,196.92      $342.30
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       1,027.42           1,353.42        2,380.84      $268.34
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         841.97             298.82        1,140.79      $190.80
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       3,137.72           3,102.99        6,240.71      $131.20
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............             --             299.20          299.20      $171.15
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       6,357.32           4,330.11       10,687.43      $235.93
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................       2,348.45             321.10        2,669.55      $236.35
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       1,237.25              192.24       1,429.49      $469.52
                                                                                               ==========      =======
  Money Market Subaccount..............................       6,197.36           (3,796.93)      2,400.43      $262.85
                                                                                               ==========      =======
  Bond Subaccount......................................       1,447.22             (168.66)      1,278.56      $294.19
                                                                                               ==========      =======
  Managed Subaccount...................................         784.36              (82.08)        702.28      $393.56
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................         762.66              224.28         986.94      $546.90
                                                                                               ==========      =======
  International Subaccount.............................       1,484.77              315.42       1,800.19      $380.17
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................         725.16              345.35       1,070.51      $235.36
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................         279.75              134.25         414.00      $200.97
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................         175.29              562.55         737.84      $292.04
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................         727.97               (1.81)        726.16      $180.27
                                                                                               ==========      =======
  Equity 500 Index Subaccount**........................       5,190.85              648.46       5,839.31      $588.60
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................       3,028.98             (297.56)      2,731.42      $482.32
                                                                                               ==========      =======
  Growth Subaccount....................................       2,608.38              864.87       3,473.25      $641.88
                                                                                               ==========      =======
  High Income Subaccount...............................       2,037.63              (72.15)      1,965.48      $247.31
                                                                                               ==========      =======
  Overseas Subaccount..................................       2,189.68            1,047.09       3,236.77      $361.81
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................         596.73              102.91         699.64      $384.68
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................       2,029.75              196.90       2,226.65      $300.03
                                                                                               ==========      =======
  Contrafund Subaccount................................       3,404.20              833.85       4,238.05      $408.38
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       1,288.91              164.27       1,453.18      $265.87
                                                                                               ==========      =======
  Partners Subaccount..................................       2,318.28              101.25       2,419.53      $198.98
                                                                                               ==========      =======
  Growth Subaccount....................................             --                  --             --           --
                                                                                               ==========      =======
  Balanced Subaccount..................................             --                  --             --           --
                                                                                               ==========      =======

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         109.53               (7.56)        101.97      $248.74
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         424.66               17.61         442.27      $253.89
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........         693.04              138.03         831.07      $150.79
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............         101.59              (38.78)         62.81      $196.52
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       3,586.35            1,037.14       4,623.49      $243.17
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................             --                  --             --           --
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --              387.45         387.45      $167.54
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --               18.94          18.94      $198.73
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................          783.26             453.99       1,237.25      $430.72
                                                                                               ===========     =======
  Money Market Subaccount..............................        4,417.77           1,779.59       6,197.36      $249.25
                                                                                               ===========     =======
  Bond Subaccount......................................        1,276.11             171.11       1,447.22      $270.12
                                                                                               ===========     =======
  Managed Subaccount...................................          473.43             310.93         784.36      $364.01
                                                                                               ===========     =======
  Aggressive Growth Subaccount.........................          466.71             295.95         762.66      $397.88
                                                                                               ===========     =======
  International Subaccount.............................          698.06             786.71       1,484.77      $393.68
                                                                                               ===========     =======
  All Pro Large Cap Growth Subaccount..................           63.90             661.26         725.16      $292.28
                                                                                               ===========     =======
  All Pro Large Cap Value Subaccount...................          187.54              92.21         279.75      $198.77
                                                                                               ===========     =======
  All Pro Small Cap Growth Subaccount..................           69.19             106.10         175.29      $372.54
                                                                                               ===========     =======
  All Pro Small Cap Value Subaccount...................          257.34             470.63         727.97      $150.09
                                                                                               ===========     =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................        2,393.63             635.35       3,028.98      $447.75
                                                                                               ===========     =======
  Growth Subaccount....................................        1,703.62             904.76       2,608.38      $725.74
                                                                                               ===========     =======
  High Income Subaccount...............................        1,744.55             293.08       2,037.63      $321.07
                                                                                               ===========     =======
  Overseas Subaccount..................................        1,430.67             759.01       2,189.68      $450.18
                                                                                               ===========     =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................          377.08             219.65         596.73      $403.01
                                                                                               ===========     =======
  Index 500 Subaccount.................................        3,064.65           2,126.20       5,190.85      $652.53
                                                                                               ===========     =======
  Investment Grade Bond Subaccount.....................        1,387.16             642.59       2,029.75      $271.52
                                                                                               ===========     =======
  Contrafund Subaccount................................        2,427.94             976.26       3,404.20      $440.18
                                                                                               ===========     =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................        1,072.80             216.11       1,288.91      $250.59
                                                                                               ===========     =======
  Partners Subaccount..................................          165.11           2,153.17       2,318.28      $198.87
                                                                                               ===========     =======
  Growth Subaccount....................................          916.33            (916.33)            --           --
                                                                                               ===========     =======
  Balanced Subaccount..................................          343.56            (343.56)            --           --
                                                                                               ===========     =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................           67.22              42.31         109.53      $245.75
                                                                                               ===========     =======
  Van Eck Worldwide Hard Assets Subaccount.............          377.33              47.33         424.66      $229.36
                                                                                               ===========     =======
  Van Eck Worldwide Emerging Markets Subaccount........          454.13             238.91         693.04      $261.06
                                                                                               ===========     =======
  Van Eck Worldwide Real Estate Subaccount.............            4.29              97.30         101.59      $166.62
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization Subaccount.......        2,552.61           1,033.74       3,586.35      $336.18
                                                                                               ===========     =======
American Century Fund:
  American Century Subaccount..........................          505.36            (505.36)            --           --
                                                                                               ===========     =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................              --                 --             --           --
                                                                                               ===========     =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................              --                 --             --           --
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................         545.52             237.74          783.26      $420.96
                                                                                               ==========      =======
  Money Market Subaccount..............................       3,872.43             545.34        4,417.77      $239.12
                                                                                               ==========      =======
  Bond Subaccount......................................       1,026.59             249.52        1,276.11      $281.21
                                                                                               ==========      =======
  Managed Subaccount...................................         466.19               7.24          473.43      $363.65
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................          97.10             369.61          466.71      $345.36
                                                                                               ==========      =======
  International Subaccount.............................         156.69             541.37          698.06      $306.38
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................             --              63.90           63.90      $234.38
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................             --             187.54          187.54      $197.14
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................             --              69.19           69.19      $195.15
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................             --             257.34          257.34      $164.28
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................       1,006.74           1,386.89        2,393.63      $423.84
                                                                                               ==========      =======
  Growth Subaccount....................................         771.76             931.86        1,703.62      $531.49
                                                                                               ==========      =======
  High Income Subaccount...............................       1,123.20             621.35        1,744.55      $298.80
                                                                                               ==========      =======
  Overseas Subaccount..................................         877.59             553.08        1,430.67      $317.69
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................         201.03             176.05          377.08      $365.14
                                                                                               ==========      =======
  Index 500 Subaccount.................................         708.22           2,356.43        3,064.65      $545.00
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................       1,234.03             153.13        1,387.16      $276.19
                                                                                               ==========      =======
  Contrafund Subaccount................................         713.59           1,714.35        2,427.94      $356.57
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................         719.24             353.56        1,072.80      $248.55
                                                                                               ==========      =======
  Partners Subaccount..................................             --             165.11          165.11      $186.43
                                                                                               ==========      =======
  Growth Subaccount....................................         313.66             602.67          916.33      $414.29
                                                                                               ==========      =======
  Balanced Subaccount..................................          37.41             306.15          343.56      $342.30
                                                                                               ==========      =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................          34.01              33.21           67.22      $268.34
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         335.53              41.80          377.33      $190.80
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........          76.65             377.48          454.13      $131.20
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............             --               4.29            4.29      $171.15
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization Subaccount.......         630.80           1,921.81        2,552.61      $235.93
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................          63.79             441.57          505.36      $236.35
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................        1,670.22           1,638.60       3,308.82      $295.27
                                                                                               ===========     =======
  Money Market Subaccount..............................       10,838.23           1,135.06      11,973.29      $145.42
                                                                                               ===========     =======
  Bond Subaccount......................................          325.93             208.67         534.60      $177.07
                                                                                               ===========     =======
  Managed Subaccount...................................          105.51             335.49         441.00      $250.75
                                                                                               ===========     =======
  Aggressive Growth Subaccount.........................          274.32           1,320.22       1,594.54      $348.44
                                                                                               ===========     =======
  International Subaccount.............................          456.09             973.09       1,429.18      $220.92
                                                                                               ===========     =======
  All Pro Large Cap Growth Subaccount..................        2,399.75           3,428.43       5,828.18      $117.37
                                                                                               ===========     =======
  All Pro Large Cap Value Subaccount...................        1,496.99           2,313.86       3,810.85      $100.22
                                                                                               ===========     =======
  All Pro Small Cap Growth Subaccount..................        1,572.90           4,645.56       6,218.46      $145.63
                                                                                               ===========     =======
  All Pro Small Cap Value Subaccount...................        1,697.26           2,063.36       3,760.62      $ 89.89
                                                                                               ===========     =======
  Equity 500 Index Subaccount**........................        7,052.43          10,873.95      17,926.38      $314.36
                                                                                               ===========     =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................        4,391.66           4,874.83       9,266.49      $270.08
                                                                                               ===========     =======
  Growth Subaccount....................................        4,671.29          10,318.50      14,989.79      $330.94
                                                                                               ===========     =======
  High Income Subaccount...............................          979.93             955.09       1,935.02      $123.26
                                                                                               ===========     =======
  Overseas Subaccount..................................        4,097.91           7,613.40      11,711.31      $165.29
                                                                                               ===========     =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................        2,105.17           6,232.65       8,337.82      $194.13
                                                                                               ===========     =======
  Investment Grade Bond Subaccount.....................        1,387.39           2,343.17       3,730.56      $150.45
                                                                                               ===========     =======
  Contrafund Subaccount................................        7,750.33          11,861.15      19,611.48      $203.24
                                                                                               ===========     =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................        1,041.01             128.14       1,169.15      $134.73
                                                                                               ===========     =======
  Partners Subaccount..................................        1,521.09             116.44       1,637.53      $ 99.22
                                                                                               ===========     =======

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................           73.25              54.54         127.79      $126.79
                                                                                               ===========     =======
  Van Eck Worldwide Hard Assets Subaccount.............          681.43             327.04       1,008.47      $116.20
                                                                                               ===========     =======
  Van Eck Worldwide Emerging Markets Subaccount........        2,249.69           6,742.37       8,992.06      $ 75.04
                                                                                               ===========     =======
  Van Eck Worldwide Real Estate Subaccount.............          425.33           1,093.01       1,518.34      $ 98.00
                                                                                               ===========     =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......        3,200.32           8,427.65      11,627.97      $121.02
                                                                                               ===========     =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................              --           1,696.07       1,696.07      $ 83.71
                                                                                               ===========     =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................              --             690.72         690.72      $ 99.30
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................         --                1,670.22       1,670.22      $271.14
                                                                                               ===========     =======
  Money Market Subaccount..............................         --               10,838.23      10,838.23      $138.03
                                                                                               ===========     =======
  Bond Subaccount......................................         --                  325.93         325.93      $162.75
                                                                                               ===========     =======
  Managed Subaccount...................................         --                  105.51         105.51      $232.16
                                                                                               ===========     =======
  Aggressive Growth Subaccount.........................         --                  274.32         274.32      $253.74
                                                                                               ===========     =======
  International Subaccount.............................         --                  456.09         456.09      $229.00
                                                                                               ===========     =======
  All Pro Large Cap Growth Subaccount..................         --                2,399.75       2,399.75      $145.90
                                                                                               ===========     =======
  All Pro Large Cap Value Subaccount...................         --                1,496.99       1,496.99      $ 99.22
                                                                                               ===========     =======
  All Pro Small Cap Growth Subaccount..................         --                1,572.90       1,572.90      $185.96
                                                                                               ===========     =======
  All Pro Small Cap Value Subaccount...................         --                1,697.26       1,697.26      $ 74.92
                                                                                               ===========     =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................         --                4,391.66       4,391.66      $250.97
                                                                                               ===========     =======
  Growth Subaccount....................................         --                4,671.29       4,671.29      $374.55
                                                                                               ===========     =======
  High Income Subaccount...............................         --                  979.93         979.93      $160.18
                                                                                               ===========     =======
  Overseas Subaccount..................................         --                4,097.91       4,097.91      $205.87
                                                                                               ===========     =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................         --                2,105.17       2,105.17      $203.59
                                                                                               ===========     =======
  Index 500 Subaccount.................................         --                7,052.43       7,052.43      $348.85
                                                                                               ===========     =======
  Investment Grade Bond Subaccount.....................         --                1,387.39       1,387.39      $136.28
                                                                                               ===========     =======
  Contrafund Subaccount................................         --                7,750.33       7,750.33      $219.28
                                                                                               ===========     =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................         --                1,041.01       1,041.01      $127.12
                                                                                               ===========     =======
  Partners Subaccount..................................         --                1,521.09       1,521.09      $ 99.27
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         --                   73.25          73.25      $125.38
                                                                                               ===========     =======
  Van Eck Worldwide Hard Assets Subaccount.............         --                  681.43         681.43      $105.08
                                                                                               ===========     =======
  Van Eck Worldwide Emerging Markets Subaccount........         --                2,249.69       2,249.69      $130.05
                                                                                               ===========     =======
  Van Eck Worldwide Real Estate Subaccount.............         --                  425.33         425.33      $ 83.17
                                                                                               ===========     =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......         --                3,200.32       3,200.32      $167.47
                                                                                               ===========     =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................         --                      --             --           --
                                                                                               ===========     =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................         --                      --             --           --
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                            SURVIVOR OPTIONS PREMIER
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................         8.48               46.91           55.39       $295.27
                                                                                                ========       =======
  Money Market Subaccount..............................       306.46              730.26        1,036.72       $145.42
                                                                                                ========       =======
  Bond Subaccount......................................           --               11.55           11.55       $177.07
                                                                                                ========       =======
  Managed Subaccount...................................           --               15.28           15.28       $250.75
                                                                                                ========       =======
  Aggressive Growth Subaccount.........................           --               50.04           50.04       $348.44
                                                                                                ========       =======
  International Subaccount.............................           --               54.88           54.88       $220.92
                                                                                                ========       =======
  All Pro Large Cap Growth Subaccount..................        12.95              117.75          130.70       $117.37
                                                                                                ========       =======
  All Pro Large Cap Value Subaccount...................        28.56               23.87           52.43       $100.22
                                                                                                ========       =======
  All Pro Small Cap Growth Subaccount..................         8.13              141.98          150.11       $145.63
                                                                                                ========       =======
  All Pro Small Cap Value Subaccount...................        20.17               77.10           97.27       $ 89.89
                                                                                                ========       =======
  Equity 500 Index Subaccount**........................       547.58              799.30        1,346.88       $314.36
                                                                                                ========       =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................       153.97              398.76          552.73       $270.08
                                                                                                ========       =======
  Growth Subaccount....................................       204.10            2,834.35        3,038.45       $330.94
                                                                                                ========       =======
  High Income Subaccount...............................           --              154.55          154.55       $123.26
                                                                                                ========       =======
  Overseas Subaccount..................................         9.18              445.78          454.96       $165.29
                                                                                                ========       =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................           --               38.53           38.53       $194.13
                                                                                                ========       =======
  Investment Grade Bond Subaccount.....................           --               42.71           42.71       $150.45
                                                                                                ========       =======
  Contrafund Subaccount................................         7.35              587.31          594.66       $203.24
                                                                                                ========       =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................         7.43                4.49           11.92       $134.73
                                                                                                ========       =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................           --                8.53            8.53       $126.79
                                                                                                ========       =======
  Van Eck Worldwide Hard Assets Subaccount.............         8.99               38.91           47.90       $116.20
                                                                                                ========       =======
  Van Eck Worldwide Emerging Markets Subaccount........           --              132.58          132.58       $ 75.04
                                                                                                ========       =======
  Van Eck Worldwide Real Estate Subaccount.............        18.17               (5.88)          12.29       $ 98.00
                                                                                                ========       =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......           --            1,374.52        1,374.52       $121.02
                                                                                                ========       =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................           --            3,796.47        3,796.47       $ 83.71
                                                                                                ========       =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                            SURVIVOR OPTIONS PREMIER
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................         --                 8.48            8.48        $271.14
                                                                                                 ======        =======
  Money Market Subaccount..............................         --               306.46          306.46        $138.03
                                                                                                 ======        =======
  Bond Subaccount......................................         --                   --              --             --
                                                                                                 ======        =======
  Managed Subaccount...................................         --                   --              --             --
                                                                                                 ======        =======
  Aggressive Growth Subaccount.........................         --                   --              --             --
                                                                                                 ======        =======
  International Subaccount.............................         --                   --              --             --
                                                                                                 ======        =======
  All Pro Large Cap Growth Subaccount..................         --                12.95           12.95        $145.90
                                                                                                 ======        =======
  All Pro Large Cap Value Subaccount...................         --                28.56           28.56        $ 99.22
                                                                                                 ======        =======
  All Pro Small Cap Growth Subaccount..................         --                 8.13            8.13        $185.96
                                                                                                 ======        =======
  All Pro Small Cap Value Subaccount...................         --                20.17           20.17        $ 74.92
                                                                                                 ======        =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................         --               153.97          153.97        $250.97
                                                                                                 ======        =======
  Growth Subaccount....................................         --               204.10          204.10        $374.55
                                                                                                 ======        =======
  High Income Subaccount...............................         --                   --              --             --
                                                                                                 ======        =======
  Overseas Subaccount..................................         --                 9.18            9.18        $205.87
                                                                                                 ======        =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................         --                   --              --             --
                                                                                                 ======        =======
  Index 500 Subaccount.................................         --               547.58          547.58        $348.85
                                                                                                 ======        =======
  Investment Grade Bond Subaccount.....................         --                   --              --             --
                                                                                                 ======        =======
  Contrafund Subaccount................................         --                 7.35            7.35        $219.28
                                                                                                 ======        =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................         --                 7.43            7.43        $127.12
                                                                                                 ======        =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         --                   --              --             --
                                                                                                 ======        =======
  Van Eck Worldwide Hard Assets Subaccount.............         --                 8.99            8.99        $105.08
                                                                                                 ======        =======
  Van Eck Worldwide Emerging Markets Subaccount........         --                   --              --             --
                                                                                                 ======        =======
  Van Eck Worldwide Real Estate Subaccount.............         --                18.17           18.17        $ 83.17
                                                                                                 ======        =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......         --                   --              --             --
                                                                                                 ======        =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................         --                   --              --             --
                                                                                                 ======        =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     PLACA makes certain deductions from premiums before amounts are allocated to each Subaccount selected by the policyholder. The deductions may include (1) state premium taxes, (2) sales charges and (3) Federal tax charges. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by PLACA. The charge is deducted at an annual rate of 0.65% - 0.75% of the average daily net assets of the Separate Account. This charge may be increased on a prospective basis, but in no event will it be greater than 0.90% of the average daily net assets of the Separate Account.

     The Separate Account is also charged monthly by PLACA for the cost of insurance protection. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. Additional monthly deductions may be made for (1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and (4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets.

     During any given policy year, the first twelve transfers by a policyholder of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer.

     The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

     If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge are assessed. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are recorded as administrative charges in the statements of changes in net assets.

                                PROVIDENTMUTUAL
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity Company of America

     In our opinion, the accompanying statements of financial condition and the related statements of operations, of equity and of cash flows present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America (a wholly-owned stock life insurance subsidiary of Provident Mutual Life Insurance Company), at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 2, 2001

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENTS OF FINANCIAL CONDITION
                                 (IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 2000          1999
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at market (cost: 2000-$308,364;
      1999-$320,293)........................................  $  297,484    $  304,681
     Held to maturity, at amortized cost (market:
      2000-$30,979; 1999-$41,906)...........................      30,977        42,263
  Equity securities, at market (cost: 2000-$181;
     1999-$232).............................................         377           400
  Mortgage loans............................................      60,208        58,179
  Real estate...............................................       1,549         1,794
  Policy loans..............................................      14,505        11,168
  Other invested assets.....................................       3,971         2,041
                                                              ----------    ----------
       Total investments....................................     409,071       420,526
                                                              ----------    ----------
Cash and cash equivalents...................................       4,033         6,010
Premiums due................................................         320            --
Investment income due and accrued...........................       6,876         6,868
Deferred policy acquisition costs...........................     139,063       133,347
Reinsurance recoverable.....................................       5,025         3,515
Separate account assets.....................................   1,107,659     1,127,941
Other assets................................................       2,753         1,179
                                                              ----------    ----------
       Total assets.........................................  $1,674,800    $1,699,386
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $  467,015    $  482,673
  Other policy obligations..................................       1,913         1,744
                                                              ----------    ----------
       Total policy liabilities.............................     468,928       484,417
                                                              ----------    ----------
Payable to parent...........................................         415           917
Federal income taxes payable:
  Current...................................................       1,310         2,676
  Deferred..................................................       2,065         1,246
Separate account liabilities................................   1,104,089     1,124,803
Other liabilities...........................................       5,700         5,191
                                                              ----------    ----------
       Total liabilities....................................   1,582,507     1,619,250
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 10
EQUITY
  Common stock, $10 par value; authorized 500,000 shares;
     issued and outstanding 250,000 shares..................       2,500         2,500
  Contributed capital in excess of par......................      49,165        44,165
  Retained earnings.........................................      44,126        37,306
  Accumulated other comprehensive income:
     Net unrealized (depreciation) appreciation on
      securities............................................      (3,498)       (3,835)
                                                              ----------    ----------
       Total equity.........................................      92,293        80,136
                                                              ----------    ----------
       Total liabilities and equity.........................  $1,674,800    $1,699,386
                                                              ==========    ==========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                               2000       1999       1998
                                                              -------    -------    -------
REVENUES
Policy and contract charges.................................  $30,273    $29,386    $18,239
Premiums....................................................   22,283     18,031     13,269
Net investment income.......................................   30,541     34,876     35,262
Other income................................................    4,184      2,927      2,705
Net realized (losses) gains on investments..................   (1,457)    (1,887)     2,010
                                                              -------    -------    -------
  Total revenues............................................   85,824     83,333     71,485
                                                              -------    -------    -------
BENEFITS AND EXPENSES
Policy and contract benefits................................   14,722     13,435     13,884
Change in future policyholder benefits......................   31,110     32,415     24,791
Commissions and operating expenses..........................   30,239     22,736     19,859
Policyholder dividends......................................    1,161      1,090        958
                                                              -------    -------    -------
  Total benefits and expenses...............................   77,232     69,676     59,492
                                                              -------    -------    -------
     Income before income taxes.............................    8,592     13,657     11,993
Income tax expense:
  Current...................................................    1,135      2,645      3,776
  Deferred..................................................      637      2,052        436
                                                              -------    -------    -------
     Total income tax expense...............................    1,772      4,697      4,212
                                                              -------    -------    -------
       Net Income...........................................  $ 6,820    $ 8,960    $ 7,781
                                                              =======    =======    =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)

                                                                                      NET
                                                        CONTRIBUTED                UNREALIZED
                                      COMMON              CAPITAL                 APPRECIATION
                                      STOCK    COMMON    IN EXCESS    RETAINED   (DEPRECIATION)    TOTAL
                                      SHARES   STOCK      OF PAR      EARNINGS   ON SECURITIES    EQUITY
                                      ------   ------   -----------   --------   --------------   -------
Balance at January 1, 1998..........  2,500    $2,500     $44,165     $20,565       $ 2,859       $70,089
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       7,781            --         7,781
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --          (604)         (604)
                                                                                                  -------
  Total comprehensive income........                                                                7,177
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1998........  2,500    2,500       44,165      28,346         2,255        77,266
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       8,960            --         8,960
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --        (6,090)       (6,090)
                                                                                                  -------
  Total comprehensive income........                                                                2,870
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1999........  2,500    2,500       44,165      37,306        (3,835)       80,136
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       6,820            --         6,820
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --           337           337
                                                                                                  -------
  Total comprehensive income........                                                                7,157
  Capital contribution from
     parent.........................     --       --        5,000          --            --         5,000
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 2000........  2,500    $2,500     $49,165     $44,126       $(3,498)      $92,293
                                      =====    ======     =======     =======       =======       =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------
                                                                2000        1999        1998
                                                              ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   6,820   $   8,960   $   7,781
Adjustments to reconcile net income to net cash provided by
  (used in) operating activities:
  Interest credited to variable universal life and
    investment products.....................................     23,279      24,461      21,927
  Amortization of deferred policy acquisition costs.........     24,379      16,426      14,804
  Capitalization of deferred policy acquisition costs.......    (34,336)    (31,369)    (35,985)
  Deferred Federal income taxes.............................        637       2,052         436
  Net realized losses (gains) on investments................      1,457       1,887      (2,010)
  Change in reinsurance recoverable.........................     (1,510)       (461)     71,620
  Change in policy liabilities..............................      8,781        (894)    (77,582)
  Other, net................................................     (1,029)     (3,498)     (4,004)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) operating activities.....     28,478      17,564      (3,013)
                                                              ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................     27,576      27,312      22,472
  Equity securities.........................................        113         652         370
  Real estate...............................................        489          --       5,324
  Other invested assets.....................................        303         566         248
Proceeds from maturities of investments:
  Held to maturity securities...............................     14,653      13,801      10,128
  Available for sale securities.............................     35,151      58,546      56,894
  Mortgage loans............................................      6,369       8,631       4,436
Purchases of investments:
  Held to maturity securities...............................     (3,290)     (1,080)     (2,000)
  Available for sale securities.............................    (54,214)    (53,496)   (119,639)
  Equity securities.........................................         (5)         --        (207)
  Mortgage loans............................................     (9,125)     (8,825)    (17,166)
  Real estate...............................................         (6)        (65)       (195)
  Other invested assets.....................................     (2,233)     (2,507)         --
Contributions of separate account seed money................       (350)         --        (330)
Withdrawals of separate account seed money..................         --          --         265
Policy loans, net...........................................     (3,337)     (2,714)     (1,729)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) investing activities.....     12,094      40,821     (41,129)
                                                              ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....    204,658     212,196     302,071
Variable universal life and investment product withdrawals
  and fees..................................................   (252,207)   (270,152)   (252,348)
Capital contribution from parent............................      5,000          --          --
                                                              ---------   ---------   ---------
    Net cash (used in) provided by financing activities.....    (42,549)    (57,956)     49,723
                                                              ---------   ---------   ---------
    Net change in cash and cash equivalents.................     (1,977)        429       5,581
Cash and cash equivalents, beginning of year................      6,010       5,581          --
                                                              ---------   ---------   ---------
Cash and cash equivalents, end of year......................  $   4,033   $   6,010   $   5,581
                                                              =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes..................  $   2,500   $   6,246   $   1,434
                                                              =========   =========   =========
Foreclosure of mortgage loans...............................  $     653   $   1,245   $     500
                                                              =========   =========   =========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

The Company sells life and annuity products principally through a personal producing general agency (PPGA) and a brokerage sales force. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 74% of the Company's sales for the year ended December 31, 2000. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

     The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred taxes, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of investment valuation allowances.

Amounts disclosed in the footnotes are denoted in thousands of dollars.

Statutory net income was $603, $886 and $1,702 for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory surplus was $43,372 and $44,161 as of December 31, 2000 and 1999, respectively.

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost.

Equity securities are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

Fixed maturity and equity securities that have experienced an other than temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $740 at both December 31, 2000 and 1999.

Policy loans are reported at unpaid principal balances.

Foreclosed real estate is carried at lower of cost or fair value and is held for sale.

Other invested assets consist of limited partnerships carried at the lower of cost or market value.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

It is the Company's policy to use derivatives (exchange-traded or over-the-counter financial instruments whose value is based upon or derived from a specific underlying index or commodity) for the purpose of reducing exposure to interest rate fluctuations, but not for income generation or speculative purposes. Derivatives utilized by the Company are long and short positions on United States Treasury notes and bond futures and certain interest rate swaps.

The net interest effect of futures transactions is settled on a daily basis. Cash paid or received is recorded daily, along with a receivable/payable, to settle the futures contract prior to the contract termination. The receivable/payable is carried until the contract is terminated and the remaining balance is included in either net investment income or realized gain or loss. Upon termination of a futures contract that is identified to a specific security, any gain or loss is deferred and amortized to net investment income over the expected remaining life of the hedged security. If the futures contract is not identified to a specific security, any gain or loss on termination is reported as a realized gain or loss.

Interest rate swaps are settled on the contract date. Cash paid or received is reported as an adjustment to net investment income.

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt the provisions of SFAS No. 133 effective January 1, 2001. The Company has reviewed the provisions of SFAS No. 133 and has determined that its impact on the financial statements will not be material.

Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining measurement and recognition of a liability or an asset for insurance-related assessments. The adoption of this statement did not have a material effect on the results of operations or the financial position of the Company.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Traditional Life Insurance Products

Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, they pay dividends, as declared annually by the Company based on its experience.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

  Variable Life Insurance and Investment-Type Products

Variable life products are flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

PREMIUMS, CHARGES AND BENEFITS

  Traditional Life Insurance Products

Premiums for individual life policies are recognized when due.

Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except those deferred) are charged to income as incurred.

  Variable Life Insurance and Investment-Type Products

Revenues for variable life insurance and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity policies, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited interest at rates which ranged from 4.0% to 7.9% in 2000.

  Deferred Policy Acquisition Costs

The costs that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average investment yields, before realized capital gains and losses, in the calculation of expected gross margins was 7.9% for 2000, 8.0% for 1999 and 8.25% for 1998.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other than temporary.

POLICYHOLDER DIVIDENDS

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations.

REINSURANCE

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable annuity contractholders and variable life insurance policyholders.

The contractholders/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

FEDERAL INCOME TAXES

Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying financial statements and those in the Company's income tax returns.

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 2000 and 1999:

                                       DECEMBER 31, 2000           DECEMBER 31, 1999
                                    ------------------------    ------------------------
                                       FAIR        CARRYING        FAIR        CARRYING
                                      VALUE         VALUE         VALUE         VALUE
                                    ----------    ----------    ----------    ----------
ASSETS
Fixed maturities:
  Available for sale..............    $297,484      $297,484      $304,681      $304,681
  Held to maturity................     $30,979       $30,977       $41,906       $42,263
Equity securities.................        $377          $377          $400          $400
Mortgage loans....................     $62,074       $60,208       $57,261       $58,179
LIABILITIES FOR INVESTMENT-TYPE
  INSURANCE CONTRACTS
Supplementary contracts without
  life contingencies..............      $7,528        $7,556        $7,407        $7,428
Individual annuities..............  $1,296,374    $1,327,701    $1,346,732    $1,384,023

The underlying investment risk of the Company's variable life and variable annuity contracts is assumed by the policyholder. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 2000 and 1999 are as follows:

                                                                  DECEMBER 31, 2000
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  1,696       $   65       $     1      $  1,760
Obligations of states and political
  subdivisions..................................     1,197           32             7         1,222
Corporate securities............................   286,694        2,580        13,695       275,579
Mortgage-backed securities......................    18,777          316           170        18,923
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   308,364        2,993        13,873       297,484
Equity securities...............................       181          234            38           377
                                                  --------       ------       -------      --------
  Total.........................................  $308,545       $3,227       $13,911      $297,861
                                                  ========       ======       =======      ========

                                                                   DECEMBER 31, 2000
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                     COST         GAINS         LOSSES        VALUE
----------------                                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,136        $463          $ --        $ 4,599
Corporate securities.............................    25,687         326           840         25,173
Mortgage-backed securities.......................     1,154          53            --          1,207
                                                    -------        ----          ----        -------
  Total..........................................   $30,977        $842          $840        $30,979
                                                    =======        ====          ====        =======

                                                                  DECEMBER 31, 1999
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  1,714       $    1       $    67      $  1,648
Obligations of states and political
  subdivisions..................................       952           37            --           989
Corporate securities............................   290,080          751        15,499       275,332
Mortgage-backed securities......................    27,547          155           990        26,712
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   320,293          944        16,556       304,681
Equity securities...............................       232          171             3           400
                                                  --------       ------       -------      --------
  Total.........................................  $320,525       $1,115       $16,559      $305,081
                                                  ========       ======       =======      ========

                                                                   DECEMBER 31, 1999
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                     COST         GAINS         LOSSES        VALUE
----------------                                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,165        $182          $ 23        $ 4,324
Corporate securities.............................    36,770          99           653         36,216
Mortgage-backed securities.......................     1,328          38            --          1,366
                                                    -------        ----          ----        -------
  Total..........................................   $42,263        $319          $676        $41,906
                                                    =======        ====          ====        =======

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are as follows:

                                                              AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                              COST       FAIR VALUE
------------------                                            ---------    ----------
Due in one year or less.....................................  $ 20,135      $ 20,163
Due after one year through five years.......................   144,185       141,649
Due after five years through ten years......................    84,306        79,805
Due after ten years.........................................    59,738        55,867
                                                              --------      --------
  Total.....................................................  $308,364      $297,484
                                                              ========      ========

                                                              AMORTIZED    ESTIMATED
HELD TO MATURITY                                                COST       FAIR VALUE
----------------                                              ---------    ----------
Due in one year or less.....................................   $   300      $   302
Due after one year through five years.......................    18,198       17,728
Due after five years through ten years......................     9,731       10,140
Due after ten years.........................................     2,748        2,809
                                                               -------      -------
  Total.....................................................   $30,977      $30,979
                                                               =======      =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized (losses) gains on investments for the years ended December 31, 2000, 1999 and 1998 are summarized as follows:

                                                          2000       1999       1998
                                                         -------    -------    ------
Fixed maturities.......................................  $(1,099)   $(1,506)   $ (292)
Equity securities......................................       57       (393)     (273)
Mortgage loans.........................................       --         --      (194)
Real estate............................................     (415)        --     2,735
Other invested assets..................................       --         12        34
                                                         -------    -------    ------
                                                         $(1,457)   $(1,887)   $2,010
                                                         =======    =======    ======

Net unrealized (depreciation) appreciation on available for sale securities as of December 31, 2000 and 1999 is summarized as follows:

                                                                2000        1999
                                                              --------    --------
Net unrealized (depreciation) appreciation before
  adjustments for the following:............................  $(10,684)   $(15,444)
     Amortization of deferred policy acquisition costs......     5,304       9,545
     Deferred Federal income taxes..........................     1,882       2,064
                                                              --------    --------
Net unrealized (depreciation) appreciation..................  $ (3,498)   $ (3,835)
                                                              ========    ========

Net investment income, by type of investment, is as follows for the years ending December 31, 2000, 1999 and 1998:

                                                         2000       1999       1998
                                                        -------    -------    -------
Gross investment income:
Fixed maturities:
  Available for sale..................................  $22,586    $25,413    $25,294
  Held to maturity....................................    2,880      4,126      4,686
Equity securities.....................................        7          2         66
Mortgage loans........................................    4,842      5,099      4,485
Real estate...........................................      300        183        523
Policy loans..........................................      606        427        299
Cash and cash equivalents.............................      455        255        431
Other, net............................................      216        119        781
                                                        -------    -------    -------
                                                         31,892     35,624     36,565
Less investment expenses..............................   (1,351)      (748)    (1,303)
                                                        -------    -------    -------
Net investment income.................................  $30,541    $34,876    $35,262
                                                        =======    =======    =======

4.  MORTGAGE LOANS

There were no impaired loans as of December 31, 2000 and 1999.

A reconciliation of the reserve balance, which represents general reserves, for mortgage loans for 2000 and 1999 is as follows:

                                                              2000     1999
                                                              ----    ------
Balance at January 1........................................  $740    $1,064
Provision, net of recoveries................................    --      (324)
Releases due to foreclosures................................    --        --
                                                              ----    ------
Balance at December 31......................................  $740    $  740
                                                              ====    ======

The average recorded investment in impaired loans was $0 and $1,418 during 2000 and 1999, respectively. Interest income recognized on impaired loans during 2000, 1999 and 1998 was $0, $124 and $237, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

Real estate totaled $1,549 and $1,794 as of December 31, 2000 and 1999, respectively. Depreciation expense was $0, $0 and $116 for the years ended December 31, 2000, 1999 and 1998, respectively.

6.  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for 2000, 1999 and 1998 is as follows:

                                                       2000        1999        1998
                                                     --------    --------    --------
Balance at January 1,..............................  $133,347    $104,913    $ 83,291
Expenses deferred..................................    34,336      31,369      35,985
Amortization of DAC................................   (24,379)    (16,426)    (14,804)
Effect on DAC from unrealized (gains) losses.......    (4,241)     13,491         441
                                                     --------    --------    --------
Balance at December 31,............................  $139,063    $133,347    $104,913
                                                     ========    ========    ========

7.  FEDERAL INCOME TAXES

The Company is included in a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis, adjusted for an allocation of an equity tax from Provident Mutual.

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows:

                                                            YEAR ENDED DECEMBER 31,
                                                           --------------------------
                                                            2000      1999      1998
                                                           ------    ------    ------
Federal income tax at statutory rate.....................  $3,007    $4,780    $4,198
  Current year equity tax................................     528       817       664
  True down of prior years' equity tax...................    (664)     (900)     (650)
  Other..................................................  (1,099)       --        --
                                                           ------    ------    ------
Provision for Federal income tax from operations.........  $1,772    $4,697    $4,212
                                                           ======    ======    ======

Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 2000 and 1999:

                                                               2000       1999
                                                              -------    -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $39,254    $36,685
                                                              -------    -------
  Total deferred tax liability..............................   39,254     36,685
                                                              -------    -------
DEFERRED TAX ASSET
Reserves....................................................   33,466     32,505
Invested assets.............................................    1,484        422
Policyholder dividends......................................      218        203
Net unrealized loss on available for sale securities........    1,883      2,065
Other.......................................................      138        244
                                                              -------    -------
  Total deferred tax asset..................................   37,189     35,439
                                                              -------    -------
Net deferred tax liability..................................  $ 2,065    $ 1,246
                                                              =======    =======

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions which would subject the Account to current taxation.

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

8.  REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying financial statements, which are net of reinsurance activity:

                                                             CEDED TO      ASSUMED
                                                GROSS         OTHER       FROM OTHER      NET
                                                AMOUNT      COMPANIES     COMPANIES      AMOUNT
                                              ----------    ----------    ----------    --------
DECEMBER 31, 2000:
Life insurance in force.....................  $4,019,597    $3,106,563     $18,600      $931,634
                                              ==========    ==========     =======      ========
Premiums....................................  $   23,230    $    1,027     $    80      $ 22,283
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  467,015    $    5,025     $ 1,549      $463,539
                                              ==========    ==========     =======      ========
DECEMBER 31, 1999:
Life insurance in force.....................  $3,304,015    $2,454,842     $25,319      $874,492
                                              ==========    ==========     =======      ========
Premiums....................................  $   18,580    $      639     $    90      $ 18,031
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  482,673    $    3,515     $ 1,968      $481,126
                                              ==========    ==========     =======      ========
DECEMBER 31, 1998:
Life insurance in force.....................  $2,763,532    $1,980,669     $34,968      $817,831
                                              ==========    ==========     =======      ========
Premiums....................................  $   13,771    $      666     $   164      $ 13,269
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  517,625    $    3,054     $ 2,378      $516,949
                                              ==========    ==========     =======      ========

On January 1, 1998, the Company terminated its reinsurance agreement with Metropolitan Life Insurance Company (Metropolitan). Prior to 1998, the Company had ceded 65 percent of the premiums and reserves related to its single premium deferred annuity (SPDA) product to Metropolitan. The Company recaptured $71,995 in reserves and received cash totaling $70,140.

A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered SPDA's issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at December 31, 2000 and 1999. Deposits ceded during 2000 and 1999 were $2,314 and $2,627, respectively.

Approximately $1,943,283 and $1,668,604 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at December 31, 2000 and 1999, respectively. Premiums and deposits ceded were $1,532 and $4,146 during 2000 and 1999, respectively. Reinsurance recoverables at December 31, 2000 and 1999 were $113 and $132, respectively.

9.  RELATED PARTY TRANSACTIONS

Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $16,848, $15,941 and $16,581 for 2000, 1999 and 1998, respectively.

The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at December 31, 2000 and 1999 approximated $67,028 and $73,957, respectively.

10.  COMMITMENTS AND CONTINGENCIES

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition.

At December 31, 2000, the Company had outstanding mortgage loan and limited partnership commitments of approximately $4,701. The mortgage loan commitments, which expire through February 2001, totaled $3,000 and were issued during 2000 at interest rates consistent with rates applicable on December 31, 2000. As a result, the fair value of these commitments approximates the face amount.

Derivatives are used for hedging existing bonds (including cash reserves) against adverse price or interest rate movements and for fixing liability costs at the time of product sales. The Company had no hedge activity in 2000 and 1999. The Company closed out hedge positions consisting of 226 treasury futures contracts with a dollar value of $25,727 in 1998. The approximate net losses generated from the hedge positions were $33 in 1998. There were no open hedge positions at December 31, 2000 and 1999.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at December 31, 2000 or 1999.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 2000 and 1999, approximately $31,305 and $34,449, respectively, in debt security investments (12.7% and 9.5%, respectively, of the total debt security portfolio) are considered "below investment grade." During 1999, the Company increased its allocation of assets to "below investment grade" securities. Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

Debt security investments with a carrying value at December 31, 2000 of $1,037 were non-income producing for the year ended December 31, 2000.

The Company had debt security investments in the financial services industry at both December 31, 2000 and 1999 that exceeded 5% of total assets.

  Mortgage Loans

The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

At December 31, 2000, there was one delinquent mortgage loan (i.e., a loan where payments on principal and/or interest are over 90 days past due) in the amount of $396. There were no delinquent loans as of December 31, 1999.

The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LITIGATION AND UNASSERTED CLAIMS

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the financial statements.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

11.  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows:

                                                       BEFORE         TAX         NET OF
                                                        TAX        (EXPENSE)       TAX
                                                       AMOUNT       BENEFIT       AMOUNT
                                                     ----------    ---------    ----------
YEAR ENDED DECEMBER 31, 2000
  Unrealized (depreciation) appreciation on
     securities....................................   $   (938)     $  328       $  (610)
  Less: reclassification adjustment for losses
     realized in net income........................      1,457        (510)          947
                                                      --------      ------       -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $    519      $ (182)      $   337
                                                      ========      ======       =======
YEAR ENDED DECEMBER 31, 1999:
  Unrealized appreciation (depreciation) on
     securities....................................   $(11,256)     $3,939       $(7,317)
  Less: reclassification adjustment for losses
     realized in net income........................      1,887        (660)        1,227
                                                      --------      ------       -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $ (9,369)     $3,279       $(6,090)
                                                      ========      ======       =======
YEAR ENDED DECEMBER 31, 1998:
  Unrealized appreciation (depreciation) on
     securities....................................   $  1,081      $ (378)      $   703
  Less: reclassification adjustment for gains
     realized in net income........................     (2,010)        703        (1,307)
                                                      --------      ------       -------
  Net change in unrealized appreciation
     (depreciation) on securities..................   $   (929)     $  325       $  (604)
                                                      ========      ======       =======

                                    PART II

                               OTHER INFORMATION
                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     Article VIII of PLACA's By-Laws provides, in part:

          To the fullest extent permitted by law, the Company shall indemnify any present, former or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorney's fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer or employee in settlement of, or in satisfaction of a judgement or fine in, any such action or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty.

     Insofar as indemnification or liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that any claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                        REPRESENTATION OF REASONABLENESS

     Providentmutual Life and Annuity Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Providentmutual Life and Annuity Company of America.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

          The facing sheet.


          The Prospectus consisting of 157 pages.


          The undertaking to file reports.

          Rule 484 undertaking.

          Representations pursuant to Rule 6e-3(T).

          The signatures.

     The following exhibits:


1.A.1.a.       Resolution of the Board of Directors of Providentmutual Life
               and Annuity Company of America authorizing establishment of the Providentmutual Variable Life Separate Account(4)
1.A.1.b.       Resolution of the Board of Directors of Providentmutual Life
               and Annuity Company of America authorizing additional
               Subaccounts of the Providentmutual Variable Life Separate
               Account(4)
1.A.1.c.       Resolution of the Board of Directors of Providentmutual Life
               and Annuity Company of America authorizing additional
               Subaccounts of the Providentmutual Variable Life Separate
               Account(5)
1.A.2.         None
1.A.3.a.i.     Form of Underwriting Agreement among Providentmutual Life
               and Annuity Company of America, PML Securities, Inc. and
               Providentmutual Variable Life Separate Account(4)
1.A.3.b.i.     Personal Producing General Agent's Agreement and
               Supplement(4)
1.A.3.b.ii.    Personal Producing Agent's Agreement and Supplement(4)
1.A.3.b.iii    Producing General Agent's Agreement and Supplement(4)
1.A.3.c.i.     Personal Producing General Agent's Commission Schedule(4)
1.A.3.c.ii.    Personal Producing Agent's Commission Schedule(4)
1.A.3.c.iii    Producing General Agent's Commission Schedule(4)
1.A.3.c.iv.    Form of Selling Agreement between PML Securities, Inc. and
               Broker/Dealers(4)
1.A.4.         Inapplicable
1.A.5.         Individual Flexible Premium Adjustable Variable Life
               Insurance Policy (PLC134 & PLC134A)(4)
1.A.5.a.       Convertible Term Life Rider (PLC308)(4)
1.A.5.e.       Extension of Final Policy Date Rider (PLC822)(4)
1.A.5.f.       Change of Insured Rider (PLC905)(4)
1.A.5.g.       Disability Waiver Benefit Rider (PLC907)(4)
1.A.5.h.       Form of Illustration of Death Benefits, Policy Account
               Values and Net Cash Surrender Values
1.A.6.a.       Charter of Providentmutual Life and Annuity Company of
               America(1)
1.A.6.b.       By-Laws of Providentmutual Life and Annuity Company of
               America(1)
1.A.7.         Inapplicable
1.A.8.         Inapplicable
1.A.9.         Inapplicable
1.A.10.        Form of Application(5)
1.A.10.a.      Supplemental Application for Flexible Premium(3)
1.A.10.b.      Initial Allocation Selection(3)
2.             See Exhibits 1.A.
3.A.           Opinion and Consent of James Bernstein, Esquire
3.B.           Consent of James Bernstein, Esquire
3.C.           Consent of Sutherland Asbill & Brennan LLP
4.             Inapplicable
5.             Inapplicable
6.A.           Opinion and Consent of Scott V. Carney, FSA, MAAA
6.B.           Consent of Scott V. Carney, FSA, MAAA
7.             Consent of PricewaterhouseCoopers, LLP
8.             Description of Providentmutual Life and Annuity Company of
               America's Issuance, Transfer and Redemption Procedures for
               Policies(8)
9.             Powers of Attorney(7)

10.A.          Participation Agreement among Market Street Fund, Inc.,
               Providentmutual Life and Annuity Company of America and PML
               Securities, Inc.(1)
10.B.          Participation Agreement among Variable Insurance Products
               Fund, Fidelity Distributors Corporation and Providentmutual
               Life and Annuity Company of America(4)
10.C.          Participation Agreement among Variable Insurance Products
               Fund II, Fidelity Distributors Corporation and
               Providentmutual Life and Annuity Company of America(4)
10.D.          Form of Fund Participation Agreement among Neuberger &
               Berman Advisers Management Trust, Advisers Managers Trust and Providentmutual Life and Annuity Company of America(1)
10.E.          Participation Agreement between TCI Portfolios, Inc. and
               Providentmutual Life and Annuity Company of America(1)
10.F.          Participation Agreement between Van Eck Investment Trust and
               Providentmutual Life and Annuity Company of America(1)
10.G.          Participation Agreement among The Alger American Fund,
               Providentmutual Life and Annuity Company of America and Fred
               Alger and Company Incorporated(4)
10.H.          Support Agreement between Provident Mutual Life Insurance
               Company and Providentmutual Life and Annuity Company of
               America(1)
10.I.          Form of Participation Agreement between Strong Opportunity
               Fund II, Inc., Strong Variable Insurance Funds, Inc. and
               Providentmutual Life and Annuity Company of America(5)
10.J.          Participation Agreement among Market Street Fund,
               Providentmutual Life and Annuity Company of America and 1717
               Capital Management Company(7)
27.            Inapplicable


---------------
(1) Incorporated herein by reference to Post-Effective Amendment No. 5 filed on May 1, 1998, File No. 33-65512.

(2) Incorporated herein by reference to Post-Effective Amendment No. 18 filed on May 1, 1998, File No. 33-2625.

(3) Incorporated herein by reference to Post-Effective Amendment No. 11 filed on May 1, 1998, File No. 33-42133.

(4) Incorporated herein by reference to Post-Effective Amendment No. 4 filed on May 1, 1998, File No. 33-83138.

(5) Incorporated herein by reference to Post-Effective Amendment No. 2 filed on April 24, 2000, File No. 333-67775.


(6)Incorporated herein by reference to Post-Effective Amendment No. 3 filed on February 8, 2001, File No. 333-67775.



(7)Incorporated herein by reference to the Initial Filing of the Registration Statement filed on April 5, 2001, File No. 333-58310.



(8)Incorporated herein by reference to Post-Effective Amendment No. 4 filed on April 19, 2001, File No. 333-71763.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant Providentmutual Variable Life Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of New Castle, State of Delaware, on the 19th day of April, 2001.


                                           PROVIDENTMUTUAL VARIABLE LIFE
                                             SEPARATE ACCOUNT (REGISTRANT)

                                           By: PROVIDENTMUTUAL LIFE AND
                                               ANNUITY COMPANY OF AMERICA
                                               (DEPOSITOR)



         Attest: /s/ JAMES BERNSTEIN                      By: /s/ ROBERT W. KLOSS
---------------------------------------------  ---------------------------------------------
               James Bernstein                                Robert W. Kloss
                                                    Chairman of the Board of Directors,
                                                  President, and Chief Executive Officer

                                                     PROVIDENTMUTUAL LIFE AND ANNUITY
                                                      COMPANY OF AMERICA (DEPOSITOR)

         Attest: /s/ JAMES BERNSTEIN                      By: /s/ ROBERT W. KLOSS
---------------------------------------------  ---------------------------------------------
               James Bernstein                                Robert W. Kloss
                                                    Chairman of the Board of Directors,
                                                  President, and Chief Executive Officer



     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 19, 2001.



                   SIGNATURES                                            TITLE
                   ----------                                            -----

              /s/ ROBERT W. KLOSS                 Chairman of the Board of Directors, President, and
------------------------------------------------    Chief Executive Officer (Principal Executive
                Robert W. Kloss                     Officer)

             /s/ MARY LYNN FINELLI                Vice President and Director (Principal Financial
------------------------------------------------    Officer)
               Mary Lynn Finelli

               /s/ MICHAEL FUNCK                  Financial Reporting Officer (Principal Accounting
------------------------------------------------    Officer)
                 Michael Funck

                       *                          Vice President and Actuary
------------------------------------------------
                Scott V. Carney

                   SIGNATURES                                            TITLE
                   ----------                                            -----


                       *                          Director
------------------------------------------------
                James D. Kestner

                       *                          Director
------------------------------------------------
                 Sarah C. Lange

                       *                          Director, Vice President and Actuary
------------------------------------------------
                 Alan F. Hinkle

                       *                          Director and Vice President
------------------------------------------------
                 Joan C. Tucker

                       *                          Director
------------------------------------------------
                 Mehran Assadi

                       *                          Director
------------------------------------------------
               Linda M. Springer

                       *                          Treasurer
------------------------------------------------
                 Rosanne Gatta

            *By: /s/ JAMES BERNSTEIN
   ------------------------------------------
                James Bernstein
          Attorney-in-fact pursuant to
               Power of Attorney

                                 EXHIBIT INDEX



EXHIBITS
--------
1.A.5.h.   Form of Illustration of Death Benefits, Policy Account
           Values and Net Cash Surrender Values
3.A.       Opinion and Consent of James Bernstein, Esquire
3.B.       Consent of James Bernstein, Esquire
3.C.       Consent of Sutherland Asbill & Brennan LLP
6.A.       Opinion and Consent of Scott V. Carney, FSA, MAAA
6.B.       Consent of Scott V. Carney, FSA, MAAA
7          Consent of PricewaterhouseCoopers LLP